SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-67490
File No. 811-07972

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. _____	/ /

Post-Effective Amendment No. 26	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 28

DELAWARE GROUP ADVISER FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Public Offering:	February 28, 2007

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on February 28, 2007 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 26 to Registration File No. 033-67490 includes the following:

1	.	Facing Page

2	.	Contents Page

3	.	Part A – Prospectuses

4	.	Part B - Statement of Additional Information

5	.	Part C - Other Information

6	.	Signatures

7	.	Exhibits

FIXED INCOME

Prospectus	FEBRUARY 28, 2007

DELAWARE DIVERSIFIED INCOME FUND
CLASS A  ■  CLASS B  ■  CLASS C  ■  CLASS R

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Diversified Income Fund	2

How we manage the Fund	page 6
Our investment strategies	6
The securities we typically invest in	8
The risks of investing in the Fund	12
Disclosure of portfolio holdings information	16

Who manages the Fund	page 17
Investment manager	17
Portfolio managers	17
Manager of managers structure	18
Who’s who?	19

About your account	page 20
Investing in the Fund	20
Choosing a share class	20
Dealer compensation	23
Payments to intermediaries	23
How to reduce your sales charge	24
Waivers of contingent deferred sales charges	26
How to buy shares	27
Fair valuation	28
Retirement plans	29
Document delivery	29
How to redeem shares	29
Account minimums	30
Special services	31
Frequent trading of Fund shares	32
Dividends, distributions, and taxes	34
Certain management considerations	35

Financial highlights	page 36

Glossary	page 38

Additional information	page 41

1

Profile: Delaware Diversified Income Fund

What is the Fund’s goal?

Delaware Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk. Although the Fund will strive to meet its goal, there is no assurance that it will.

Who should invest in the Fund

  Investors with long-term financial goals.

  Investors seeking an investment that offers professional allocation among key types of fixed income securities.

  Investors seeking a fixed income investment that offers potential for high current income and total return.

Who should not invest in the Fund

  Investors with short-term financial goals.

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short-term.

What are the Fund’s main investment strategies? The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. Investment-Grade Sector, the U.S. High Yield Sector, the International Developed Markets Sector, and the Emerging-Markets Sector. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities (the 80% policy). We will determine how much of the Fund to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Fund’s assets, as deemed necessary.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term, fixed income obligations. The Fund may also use a wide range of hedging instruments, including options, futures contracts, and options on futures contracts, subject to certain limitations.

The Fund’s investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund’s total assets. The investment manager (Manager) will limit non-U.S. dollar-denominated securities to no more than 50% of net assets, but total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The Fund’s 80% policy described above may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund will be affected primarily by changes in bond prices and currency exchange rates. Investments in high yield, high-risk or “junk” bonds entail certain risks, including the risk of loss of principal, which may be greater than the risks presented by investment-grade bonds and which should be considered by investors contemplating an investment in the Fund. Among these risks are those that result from the absence of a liquid secondary market and the dominance in the market of institutional investors. The Fund will also be affected by prepayment risk due to its holdings of mortgage-backed securities. With prepayment risk, when homeowners prepay mortgages during periods of low interest rates, the Fund may be forced to re-deploy its assets in lower yielding securities. Investments in securities of non-U.S. issuers are generally denominated in foreign currencies and involve certain risk and opportunity considerations not typically associated with investing in U.S. issuers, and investments in securities of companies in emerging markets present a greater degree of risk than tends to be the case for foreign investments in developed markets. If, and to the extent that, we invest in forward foreign currency contracts or use other investments to hedge against currency risks, the Fund will be subject to the special risks associated with those activities.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 12.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has the Delaware Diversified Income Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Class A shares have varied over the past nine calendar years, as well as the average annual returns of the Class A, B, C, and R shares for one-year, five-year, and lifetime periods, as applicable. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Please see the footnotes on page 5 for additional information about the expense caps.

Year-by-year total return (Class A)*

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 5.62% for the quarter ended June 30, 2003 and its lowest quarterly return was -1.82% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below include the sales charge.

*On October 28, 2002, the Fund acquired all of the assets and assumed all of the liabilities of the Diversified Core Fixed Income Portfolio of Delaware Pooled Trust (the Predecessor Fund), which had investment objectives and policies identical to those of the Fund. The Fund had no operations prior to October 28, 2002. Shareholders of the Predecessor Fund received Class A shares of the Fund in connection with this transaction. As a result of this transaction, Class A shares of the Fund assumed the performance history of the Predecessor Fund for periods prior to the closing date of the transaction.The average annual total returns of the Fund in the table below for periods prior to October 28, 2002 have been restated to reflect the maximum sales charge applicable to Class A shares, but not to reflect the distribution and service (12b-1), higher management, and transfer agency fees borne by Class A shares of the Fund.

Class A shares of the Fund currently bear the cost of distribution and service fees at the annual rate of up to 0.30% of the average daily net assets of the Class A shares. Shares of the Predecessor Fund were not subject to distribution and service fees. The Fund bears the expense of management fees at the maximum annual rate of 0.55% of the Fund’s average daily net assets. The Predecessor Fund had a management fee at the annual rate of 0.43% of its average daily net assets. For transfer agency services, the Fund currently pays an annual dollar charge per account of $22.85. Additional information regarding this fee is set forth in the Statement of Additional Information (SAI). By contrast, the Predecessor Fund paid a fee at the annual rate of 0.01% of its average daily net assets for transfer agency services. If the current higher expenses of the Fund had been in effect for the Predecessor Fund, the total returns set forth in the bar chart above and table below would have been lower for all periods.

3

Profile: Delaware Diversified Income Fund (continued)

Average annual returns for periods ending 12/31/06		1 year	5 years	Lifetime*
	Class A return before taxes	3.13%	7.23%	7.66%
	Class A return after taxes on distributions	1.22%	4.64%	4.79%
	Class A return after taxes on distributions and
	sale of Fund shares	1.97%	4.62%	4.78%
	Class B (if redeemed) return before taxes**	3.02%	N/A	7.35%
	Class C (if redeemed) return before taxes**	6.14%	N/A	7.64%
	Class R return before taxes	7.67%	N/A	5.57%
	Lehman Brothers Aggregate Bond Index
	(reflects no deduction for fees,
	expenses, or taxes)	4.33%	5.06%	5.86%

The Fund’s returns above are compared to the performance of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index measures the performance of approximately 6,500 U.S. corporate and government bonds. Unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

* Lifetime returns are shown if the Fund or Class existed for less than 10 years. The Lehman Brothers Aggregate Bond Index is shown for Class A’s lifetime period. The inception dates for Class A, Class B, Class C, and Class R shares were December 29, 1997, October 28, 2002, October 28, 2002, and June 2, 2003, respectively. The Index returns for the Class B, Class C, and Class R lifetime periods are 4.15%, 4.15%, and 3.21%, respectively. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index returns for Class A, Class B, Class C, and Class R reflect the returns from December 31, 1997, October 31, 2002, October 31, 2002 and June 30, 2003, respectively, through December 31, 2006.

** Total returns assume redemption of shares at the end of the period. If shares were not redeemed, the returns for Class B would be 7.02% and 7.63% for the one-year and lifetime periods, respectively; and the returns for Class C would be 7.14% and 7.64% for the one-year and lifetime periods, respectively.

4

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

What are the Fund’s fees and expenses?	CLASS			A	B	C	R
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.	Maximum sales charge (load) imposed on purchases as a percentage of offering price			4.50%	none	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower			none[1]	4.00%[2]	1.00%[3]	none
	Maximum sales charge (load) imposed on reinvested dividends			none	none	none	none
	Redemption fees			none	none	none	none
	Exchange fees [4]			none	none	none	none
	CLASS			A	B	C	R
Annual fund operating expenses are deducted from the Fund’s assets.	Management fees [5]			0.52%	0.52%	0.52%	0.52%
	Distribution and service (12b-1) fees			0.30% [6]	1.00%	1.00%	0.60% [6]
	Other expenses			0.31%	0.31%	0.31%	0.31%
	Total annual fund operating expenses			1.13%	1.83%	1.83%	1.43%
	Fee waivers and payments			(0.13)%	(0.08)%	(0.08)%	(0.18)%
	Net expenses			1.00%	1.75%	1.75%	1.25%
	CLASS	A	B7	B7	C	C	R
			(if redeemed)		(if redeemed)
This example is intended to help you compare the cost
of investing in the Fund to the cost of investing in other
mutual funds with similar investment objectives. We show
the cumulative amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater than
the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the
one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which
may be greater or less than those shown here.	1 year	$547	$178	$578	$178	$278	$127
	3 years	$781	$568	$793	$568	$568	$435
	5 years	$1,032	$983	$1,133	$983	$983	$765
	10 years	$1,752	$1,958	$1,958	$2,141	$2,141	$1,698

1 A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2   If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
4   Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
5 The Manager has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from the date of this Prospectus through February 29, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”]) from exceeding 0.75% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.
6 The distributor (Distributor) has contracted to limit the Class A and Class R shares’ 12b-1 fees from the date of this Prospectus through February 29, 2008 to no more than 0.25% and 0.50%, respectively, of average daily net assets.
7 The Class B example reflects the conversion of Class B shares to Class A shares after eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

5

How we manage the Fund

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment goals.

We take a disciplined approach to investing, combining investment strategies and risk-management techniques that can help shareholders meet their goals.

The Fund allocates its investments principally among the U.S. Investment-Grade, U.S. High Yield, International Developed Markets, and Emerging-Markets sectors. The relative proportion of the Fund’s assets to be allocated among these sectors is described below:

U.S. Investment-Grade Sector

Under normal circumstances, there is no limit to the amount of the Fund’s total assets that will be invested in the U.S. Investment-Grade Sector. In managing the Fund’s assets allocated to the investment-grade sector, we will invest principally in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and by U.S. corporations. The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of U.S. companies. The U.S. Government securities in which the Fund may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. Government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. Government.

The investment-grade sector of the Fund’s assets may also be invested in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities or by government sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, non-government entities. Subject to quality limitations, the Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

Securities purchased by the Fund within this sector will be rated in one of the four highest rating categories or will be unrated securities that we determine are of comparable quality.

U.S. High Yield Sector

Under normal circumstances, between 5% and 50% of the Fund’s total assets will be allocated to the U.S. High Yield Sector. We will invest the Fund’s assets that are allocated to the domestic high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Fund may invest in domestic corporate debt obligations, including notes, which may be convertible or non-convertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero coupon bonds, and pay-in-kind securities (PIKs).

The Fund will invest in both rated and unrated bonds. The rated bonds that the Fund may purchase in this sector will generally be rated BB or lower by Standard & Poor’s (S&P) or Fitch, Inc. (Fitch), Ba or lower by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). Unrated bonds may be more speculative in nature than rated bonds.

6

International Developed Markets Sector

Under normal circumstances, between 5% and 50% of the Fund’s total assets will be invested in the aggregate in the International Developed Markets and Emerging-Markets Sectors. The International Developed Markets Sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in international developed markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-Development Bank, and the Asian Development Bank. The International Developed Markets Sector will be subject to certain risks, including, but not limited to, the risk that securities within this sector may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

Emerging-Markets Sector

The Fund may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging-markets countries. As with the International Sector, the fixed income securities in the Emerging-Markets Sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. In addition to the risks associated with investing in all foreign securities, emerging-markets debt is subject to specific risks, particularly those that result from emerging markets generally being less stable, politically and economically, than developed markets. There is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid, and subject to greater price volatility than are developed markets. Investments in the Emerging-Markets Sector will, in the aggregate, be limited to no more than 15% of the Fund’s total assets.

The Fund may invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, or Global Depositary Receipts. The Fund may also invest in zero coupon bonds and may purchase shares of other investment companies.

The Fund will invest in both rated and unrated foreign securities.

The Fund may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the Euro. The Fund may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for a portfolio that allocates a significant portion of its assets to foreign securities. The Manager will limit non-U.S. dollar-denominated securities to no more than 50% of net assets, but total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The Fund’s investment objective is non-fundamental. This means that the Board of Trustees may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

7

How we manage the Fund (continued)

The securities we typically invest in	Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation.

Securities	How we use them
Corporate bonds: Debt obligations issued by a corporation.	We may invest in bonds rated in one of the four highest rating categories for the Fund’s U.S. Investment-Grade Sector, and we may invest in bonds rated BB or lower by S&P or Fitch and Ba or lower by Moody’s for the Fund’s U.S. High Yield Sector and International Sector.
High yield corporate bonds: Debt obligations issued by a corporation and rated lower than investment grade by an NRSRO such as S&P or Moody’s. High yield bonds, also known as “junk bonds,” are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.	Emphasis is typically on those rated BB or Ba by an NRSRO.

We carefully evaluate an individual company’s financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.
Mortgage-backed securities: Fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. Government or its agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation, Fannie Mae, and the Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the government or its agencies or instrumentalities.	We may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by government sponsored corporations.
Collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs): CMOs are privately issued mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. They are issued by U.S. Government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages’ maturity.	We may invest in CMOs and REMICs. Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities are generally considered illiquid and to such extent, together with any other illiquid investments, will not exceed the Fund’s limit on illiquid securities. In addition, subject to certain quality and collateral limitations, we may invest up to 20% of the Fund’s total assets in CMOs and REMICs issued by private entities that are not collateralized by securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, so called “non-agency, mortgage-backed securities.”
Asset-backed securities: Bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.	We may invest in asset-backed securities rated in one of the four highest rating categories by an NRSRO.

8

Securities	How we use them
U.S. Government securities: U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the “full faith and credit” of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.	We may invest in U.S. Government securities for temporary purposes or otherwise, as is consistent with the Fund’s investment objective and policies. These securities are issued or guaranteed as to the payment of principal and interest by the U.S. Government, or by various agencies or instrumentalities which have been established or sponsored by the U.S. Government.
Foreign government securities: Debt issued by a government other than the United States or by an agency, instrumentality, or political subdivision of such governments.	The fixed income securities in which we may invest include those issued by foreign governments.
Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.	Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position or for temporary defensive purposes. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.
Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.	We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.
Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.	We may invest up to 15% of the Fund’s net assets in illiquid securities.
Short-term debt investments: These instruments include: (1) time deposits, certificates of deposit and bankers acceptances issued by a U.S. commercial bank; (2) commercial paper of the highest quality rating; (3) short-term debt obligations with the highest quality rating; (4) U.S. Government securities; and (5) repurchase agreements collateralized by those instruments.	We may invest in these instruments either as a means to achieve the Fund’s investment objective or, more commonly, as temporary defensive investments or pending investment in the Fund’s principal investment securities. When investing all or a significant portion of the Fund’s assets in these instruments, the Fund may not be able to achieve its investment objective.
Time deposits: Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.	We will not purchase time deposits maturing in more than seven days and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Fund.

9

How we manage the Fund (continued)

Securities	How we use them
Zero coupon and pay-in-kind (PIK) bonds: Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. PIK bonds pay interest through the issuance to holders of additional securities.	We may purchase fixed income securities, including zero coupon bonds and PIK bonds, consistent with the Fund’s investment objective.
American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs): ADRs are receipts issued by a depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

We may invest in sponsored and unsponsored ADRs. Such ADRs that the Fund may invest in will be those that are actively traded in the United States.

In conjunction with the Fund’s investments in foreign securities, we may also invest in sponsored and unsponsored EDRs and GDRs.

Futures and options: A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. A call option is a short-term contract pursuant to which the purchaser of the call option, in return for the premium paid, has the right to buy, and the seller of the call option has the obligation to sell, the security or other financial instrument underlying the option at a specified exercise price at any time during the term of the option. A put option is a similar contract in which the purchaser of the put option, in return for a premium, has the right to sell, and the seller of the put option has the obligation to buy, the underlying security or other financial instrument at a specified price during the term of the option.	We may invest in futures, options, and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the Fund’s cash, short-term debt securities, and other money market instruments at times when the Fund’s assets are not fully invested. We may only enter into these transactions for hedging purposes if they are consistent with the Fund’s investment objective and policies. We may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of the Fund’s assets. In addition, we may enter into futures contracts, purchase or sell options on futures contracts, trade in options on foreign currencies, and may enter into closing transactions with respect to such activities to hedge or “cross hedge” the currency risks associated with the Fund’s investments. Generally, futures contracts on foreign currencies operate similarly to futures contracts concerning securities, and options on foreign currencies operate similarly to options on securities. See also “Foreign currency transactions” below. To the extent that we sell or “write” put and call options, we will designate assets sufficient to “cover” these obligations and mark them to market daily.

10

Securities	How we use them
Foreign currency transactions: A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.	Although we value the Fund’s assets daily in terms of U.S. dollars, we do not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. We may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations.
Interest rate swap, index swap, and credit default swap agreements: In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index. In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Interest rate swaps, index swaps, and credit default swaps may be considered to be illiquid.	We may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. We may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. We may enter into credit default swaps in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

We may also invest in other securities. Please see the SAI for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers and institutional investors for use in their securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Portfolio turnover We anticipate that the Fund’s annual portfolio turnover will be greater than 100%, and may be considerably in excess of 200%. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Temporary defensive positions For temporary defensive purposes, we may invest up to 100% of the Fund’s assets in money market or other high-quality, short-term instruments when the Manager determines that market conditions warrant. We may also hold a portion of the Fund’s assets in cash for liquidity purposes. To the extent that we hold such instruments, the Fund may be unable to achieve its investment objective.

11

How we manage the Fund (continued)

The risks of investing in the Fund	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Market risk is the risk that all or a majority of the securities in a certain market – like the stock or bond market – will decline in value because of factors such as economic conditions, future expectations, or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

We maintain a long-term investment approach and focus on securities that we believe can continue to provide returns over an extended time frame regardless of these interim market fluctuations. Generally, we do not try to predict overall market movements.

In evaluating the use of an index swap for the Fund, we carefully consider how market changes could affect the swap and how that compares to our investing directly in the market the swap is intended to represent. When selecting dealers with whom we would make interest rate or index swap agreements for the Fund, we focus on those dealers with high-quality ratings and do careful credit analysis before engaging in the transaction.

Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall. Investments in equity securities issued by small- and medium-sized companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a portfolio could experience a higher or lower return than anticipated. For example, if a portfolio holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make increased payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

We limit the amount of the Fund’s assets invested in any one industry and in any individual security.

The Fund is subject to various interest rate risks depending upon its investment objectives and policies. We cannot eliminate this risk, but we do try to address it by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund. We do not try to increase returns on the Fund’s investments in debt securities by predicting and aggressively capitalizing on interest rate movements.

By investing in swaps, the Fund is subject to additional interest rate risk. We will not invest in interest rate or index swaps with maturities of more than two years. Each business day we will calculate the amount the Fund must pay for any swaps it holds and will designate enough cash or other liquid securities to cover that amount.

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Risks	How we strive to manage them

Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment-grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds.

A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest.

Our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds are designed to manage this risk.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults, and corresponding volatility in the Fund’s NAV.

Our holdings of high-quality, investment-grade bonds are less subject to credit risk and may help to balance any credit problems experienced by individual high yield bond issuers or foreign issuers.

When selecting dealers with whom we would make interest rate or index swap agreements, we focus on those with high-quality ratings and do careful credit analysis before investing.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.	We attempt to reduce the risks presented by such investments by conducting world-wide fundamental research, including country visits. In addition, we monitor current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, we may hedge exposure to those currencies for defensive purposes.
Currency risk is the risk that the value of an investment may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase losses.	The Fund, which has exposure to global and international investments, may be affected by changes in currency rates and exchange control regulations and may incur costs in connection with conversions between currencies. To hedge this currency risk associated with investments in non-U.S. dollar-denominated securities, we may invest in forward foreign currency contracts. These activities pose special risks which do not typically arise in connection with investments in U.S. securities. In addition, we may engage in foreign currency options and futures transactions.

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How we manage the Fund (continued)

Risks	How we strive to manage them
Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.	We may invest a portion of the Fund’s assets in securities of issuers located in emerging markets. We cannot eliminate these risks but will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, and other relevant factors. The Fund’s investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund’s total assets.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.

Swap agreements entered into by the Fund will be treated as illiquid securities. However, swap dealers may be willing to repurchase interest rate swaps.

Futures contracts, options on futures contracts, forward contracts, and certain options are used as investments for hedging and other non-speculative purposes involve certain risks. For example, a lack of correlation between price changes of an option or futures contract and the assets being hedged could render a fund’s hedging strategy unsuccessful and could result in losses. The same results could occur if movements of foreign currencies do not correlate as expected by the investment advisor at a time when a fund is using a hedging instrument denominated in one foreign currency to protect the value of a security denominated in a second foreign currency against changes caused by fluctuations in the exchange rate for the dollar and the second currency. If the direction of securities prices, interest rates, or foreign currency prices is incorrectly predicted, the fund will be in a worse position than if such transactions had not been entered into. In addition, since there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, a fund may be required to maintain a position (and in the case of written options may be required to continue to hold the securities used as cover) until exercise or expiration, which could result in losses. Further, options and futures contracts on foreign currencies, and forward contracts, entail particular risks related to conditions affecting the underlying currency. Over-the-counter transactions in options and forward contracts also involve risks arising from the lack of an organized exchange trading environment.	We may use certain options strategies or may use futures contracts and options on futures contracts. We will not enter into futures contracts and options thereon to the extent that more than 5% of the Fund’s total assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such futures contracts and options thereon would not exceed 20% of the Fund’s total assets.

We may also use options and futures to gain exposure to a particular market segment without purchasing individual securities in the segment.

See also “Foreign risk” and “Currency risk” above.

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Risks	How we strive to manage them
Zero coupon and pay-in-kind bonds are generally considered to be more interest sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Fund. For example, the Fund accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, the Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Fund does not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.	We may invest in zero coupon and PIK bonds to the extent consistent with the Fund’s investment objective. We cannot eliminate the risks of zero coupon bonds, but we do try to address them by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund.
Prepayment risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing an investor to reinvest money at interest rates that might be lower than those on the prepaid mortgage.	We may invest in mortgage-backed securities, CMOs, and REMICs. We take into consideration the likelihood of prepayment when mortgages are selected. We may look for mortgage securities that have characteristics that make them less likely to be prepaid, such as low outstanding loan balances or below-market interest rates.
Transaction costs risk is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.	The Fund is subject to transaction costs risk to the extent that its objective and policies permit it to invest, and it actually does invest, in foreign securities. We strive to monitor transaction costs and to choose an efficient trading strategy for the Fund.
Foreign government securities risks involve the ability of a foreign government or government-related issuer to make timely principal and interest payments on its external debt obligations. This ability to make payments will be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves.	We attempt to reduce the risks associated with investing in foreign governments by limiting the portion of portfolio assets that may be invested in such securities.
Valuation risk: A less liquid secondary market, as described above, makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities.	We will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the Fund’s assets that can be allocated to privately placed high yield securities.
Legislative and regulatory risk: The United States Congress has from time to time taken or considered legislative actions that could adversely affect the high yield bond market. For example, Congressional legislation has, with some exceptions, generally prohibited federally insured savings and loan institutions from investing in high yield securities. Regulatory actions have also affected the high yield market. Similar actions in the future could reduce liquidity for high yield securities, reduce the number of new high yield securities being issued and could make it more difficult for the Fund to attain its investment objective.	We monitor the status of regulatory and legislative proposals to evaluate any possible effects they might have on the Fund’s portfolio.

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How we manage the Fund (continued)

Risks	How we strive to manage them
Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.	We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification, or to earn additional income. We will not use derivatives for reasons inconsistent with our investment objective.

Disclosure of portfolio holdings information	A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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Who manages the Fund

Investment manager	The Fund is managed by Delaware Management Company (the Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of waivers, of 0.44% of the Fund’s average daily net assets for the last fiscal year.

A discussion of the basis for the Board of Trustees’ approval of the Fund’s investment advisory contract is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2006.

Portfolio managers	Timothy L. Rabe, Paul Grillo, and Philip R. Perkins have primary responsibility for making day-to-day investment decisions for the Fund. When making decisions for the Fund, Messrs. Rabe, Grillo, and Perkins regularly consult with Ryan K. Brist and Stephen R. Cianci.

Timothy L. Rabe, CFA, Senior Vice President, Head of High Yield Investments, Senior Portfolio Manager Mr. Rabe joined Delaware Investments in 2000. He is head of the High Yield team, responsible for investing strategy for all high yield, fixed income funds and strategies at the firm. Prior to joining Delaware Investments, Mr. Rabe was a high yield portfolio manager for Conseco Capital Management for five years. Prior to that, he worked as a tax analyst for the Northern Trust Company. Mr. Rabe received a bachelor’s degree in finance from the University of Illinois.

Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Grillo joined Delaware Investments in 1992 and is a senior member of the firm’s Core and Core Plus fixed income investment teams. He also serves as a mortgage-backed and asset-backed securities analyst and is an integral team member of the intermediate and limited-term mandates. Prior to joining Delaware Investments, Mr. Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Philip R. Perkins, Senior Vice President, Senior Portfolio Manager
Mr. Perkins joined Delaware Investments in 2003. He leads the firm’s international bond team, where his responsibilities include managing global bond assets across the product matrix. Prior to joining Delaware Investments, Mr. Perkins worked at Deutsche Bank for five years. He served as a managing director in global markets from 2001 to 2003. During that same time he was the chief operating officer for the Bank’s emerging markets division in London and from 1998 to 2001 he was responsible for local markets trading in Moscow. Prior to that, Mr. Perkins was chief executive officer of Dinner Key Advisors, a registered broker/dealer founded to trade derivative mortgage-backed bonds with institutional clients. He began his career at Salomon Brothers, where he was a mortgage/CMO trader from 1985 to 1990. Mr. Perkins holds a bachelor’s degree in international studies with a minor in computer science from the University of Notre Dame.

Ryan K. Brist, CFA, Managing Director, Chief Investment Officer – Fixed Income Investments
Mr. Brist is co-head of the fixed income department at Delaware Investments, where he oversees the fixed income investment process, and is primarily responsible for total return-based products. Prior to joining Delaware Investments in 2000, he was a member of the portfolio management team that managed Conseco Capital Management’s investment-grade Core and Core Plus products for five years. He previously worked in investment banking as an analyst for Dean Witter Reynolds in New York. Mr. Brist holds a bachelor’s degree in finance from Indiana University.

Stephen R. Cianci, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Cianci began his career at Delaware Investments in 1992 as an investment-grade research analyst. Today, he is a senior member of the firm’s Core and Core Plus investment teams, as well as a mortgage-backed and asset-backed portfolio manager. Mr. Cianci is also the lead portfolio manager for the firm’s Intermediate, Limited-Term, and Inflation-Protected Bond teams. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University, where he also graduated with finance-oriented bachelor and MBA degrees.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

17

Who manages the Fund (continued)

Manager of managers structure

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

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Who’s who?	This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between it and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from the Fund’s assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

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About your account

Investing in the Fund	You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

	Choosing a share class
CLASS A
  Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares.

  If you invest $100,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge.”

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently limited to 0.25%) of average daily net assets, which are lower than the 12b-1 fee for Class B, Class C, and Class R shares. See “Dealer compensation” below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges	The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the NAV, the percentage rate of sales charge, and rounding.

	Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested
	Less than $100,000	4.50%	5.13%
	$100,000 but less than $250,000	3.50%	4.00%
	$250,000 but less than $500,000	2.50%	3.00%
	$500,000 but less than $1 million	2.00%	2.44%
	$1 million or more	None (Limited CDSC may apply)*	None (Limited CDSC may apply)*

	* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments®Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

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CLASS B
  Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

  If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

  In determining whether the CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges – Class B and Class C” below.

  Under certain circumstances the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  For eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.30% (currently limited to 0.25%). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B’s higher 12b-1 fees apply.

  You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges – Class B and Class C” below.

  Under certain circumstances the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Unlike Class B shares, Class C shares do not automatically convert to another class.

  You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

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About your account (continued)

CLASS R
  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Unlike Class B shares, Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans that were previously maintained on the Delaware Investments® retirement recordkeeping system or maintained on BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP/ IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Any account holding Class A shares as of June 1, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges – Class B and Class C
 CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

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Dealer compensation	The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	CLASS A1	CLASS B2	CLASS C3	CLASS R4
Commission (%)	–	4.00%	1.00%	–
Investment less than $100,000	4.00%	–	–	–
$100,000 but less than $250,000	3.00%	–	–	–
$250,000 but less than $500,000	2.00%	–	–	–
$500,000 but less than $1,000,000	1.60%	–	–	–
$1,000,000 but less than $5,000,000	1.00%	–	–	–
$5,000,000 but less than $25,000,000	0.50%	–	–	–
$25,000,000 or more	0.25%	–	–	–
12b–1 Fee to Dealer	0.30%	0.25%	1.00%	0.60%

1 On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares. However, the Distributor has contracted to limit this amount to 0.25% from the date of this Prospectus through February 29, 2008.
2 On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase. After eight years, Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.
3 On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.
 4 On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.50% from the date of this Prospectus through February 29, 2008. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

Payments to intermediaries	The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

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About your account (continued)

How to reduce your sales charge	We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other account, including retirement accounts held indirectly or through an intermediary and the name of qualifying family members and their holdings. Class R shares have no up-front sales charge. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced initial sales charge.

Program	How it works	A	Share class B	C
Letter of Intent	Through a Letter of Intent you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.	X	Although the Letter of Intent and Rights of Accumulation do not apply to the purchase of Class B and Class C shares, you can combine your purchase of Class A shares with your purchase of Class B and Class C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.
Rights of Accumulation	You can combine your holdings or purchases of all funds in the Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.	X
Reinvestment of Redeemed Shares	Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge, as noted to the right.	For Class A, you will not have to pay an additional front-end sales charge.	For Class B, your account will be credited with the CDSC you previously paid on the amount you are reinvesting. Your schedule for CDSC and conversion to Class A will not start over again, it will pick up from the point at which you redeemed your shares.	Not available.
SIMPLE IRA, SEP IRA, SAR/SEP, Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7), and 457 Retirement Plans	These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.	X	There is no reduction in sales charges for Class B or Class C shares for group purchases by retirement plans.

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Buying Class A shares at Net Asset Value	Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager or any of its current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into Dealer’s Agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers and registered investment advisors if such broker/dealers or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Fund’s Institutional Class.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

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About your account (continued)

Waivers of Contingent Deferred Sales Charges

The Fund’s applicable CDSCs may be waived under the following circumstances:

Category	A*	Share class B	C

Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

	X	X	X
Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.	X	X	X
Distributions to participants or beneficiaries from a retirement plan qualified under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code).	X	Not available.	Not available.
Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) of the Code with respect to that retirement plan.	X	Not available.	Not available.

Periodic distributions from an individual retirement account (i.e., IRA, ROTH IRA, Coverdell IRA, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan** (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan or 401(k) Defined Contribution Plan) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.

	X	X	X

Returns of Excess Contributions due to any regulatory limit from an individual retirement account (i.e., IRA, ROTH IRA, Coverdell IRA, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan).

	X	X	X
Distributions by other employee benefit plans to pay benefits.	X	Not available.	Not available.

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.

	X	X	X

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

	X	X	X

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Category	A*	Share class B	C
Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.	X	Not available.	X
Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at Net Asset Value” above.	X	Not available.	Not available.

*The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.
**Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge in a clear and prominent format on the Delaware Investments® Funds’ Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the SAI.

How to buy shares	Through your financial advisor Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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About your account (continued)

How to buy shares (continued)

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum purchase is $250, and you can make additional investments of $25 or more if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings Account (formerly, an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price which is based on the Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of the Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. We price any fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

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Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board as described above.

Retirement plans	In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

29

About your account (continued)

How to redeem shares (continued)

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums	If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, your Fund may redeem your account after 60 days’ written notice to you.

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Special services	To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.
	Automatic Investing Plan	The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.
	Direct Deposit	With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments, such as Social Security, or direct transfers from your bank account.
	Electronic Delivery	With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.
	Online Account Access	Account access is a password protected area of the Delaware Investments® Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.
	Wealth Builder Option	With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.
	Dividend Reinvestment Plan	Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.
	Exchanges	You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund’s Prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

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About your account (continued)

Special services (continued)
	MoneyLineSM On Demand Service	Through our MoneyLineSM On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.
	MoneyLine Direct Deposit Service	Through our MoneyLine Direct Deposit Service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.
Systematic Withdrawal Plan	Through our Systematic Withdrawal Plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.
Frequent trading of Fund shares
The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board of Trustees has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

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Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

33

About your account (continued)

Frequent trading of Fund shares (continued)

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are paid annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to the shareholders of record in such month but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information. Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% lower treaty tax rate and U.S. or estate tax, and are subject to special U.S. tax certification requirements.

Excess Inclusion Income. The Fund must pay the tax on any “excess inclusion income” received, directly or indirectly through certain real estate investment trusts, from certain mortgage pooling vehicles that is allocable to Fund shares held by disqualified organizations. “Disqualified organizations” for this purpose are generally certain cooperatives, governmental entities, and tax-exempt organizations that are exempt from tax on unrelated business taxable income. To the extent that the Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund’s excess inclusion income allocable to them on behalf of the disqualified organizations.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

34

Certain management considerations	Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

35

Financial highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 523-1918.

	Class A

	Year ended
					10/31
Delaware Diversified Income Fund	2006	2005	2004	2003	2002	*
Net asset value, beginning of period	$8.540	$8.930	$8.590	$8.960	$9.440
Income (loss) from investment operations:
Net investment income [1]	0.427	0.328	0.377	0.374	0.444
Net realized and unrealized gain (loss) on investments and foreign currencies	0.175	(0.229)	0.450	0.804	(0.001)
Total from investment operations	0.602	0.099	0.827	1.178	0.443
Less dividends and distributions from:
Net investment income	(0.420)	(0.389)	(0.434)	(1.274)	(0.477)
Net realized gain on investments	—	(0.092)	(0.053)	(0.274)	(0.446)
Return of capital	(0.032)	(0.008)	—	—	—
Total dividends and distributions	(0.452)	(0.489)	(0.487)	(1.548)	(0.923)
Net asset value, end of period	$8.690	$8.540	$8.930	$8.590	$8.960
Total return [2]	7.27%	1.04%	9.92%	14.80%	5.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$960,616	$708,433	$294,033	$83,100	$4,391
Ratio of expenses to average net assets	1.00%	1.00%	1.02%	1.00%	0.58%
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly	1.13%	1.14%	1.19%	1.60%	1.11%
Ratio of net investment income to average net assets	5.01%	3.72%	4.33%	4.51%	5.09%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.88%	3.58%	4.16%	3.91%	4.56%
Portfolio turnover	296%	417%	452%	620%	545%

1 The average shares outstanding method has been applied for per share information.
 2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the Manager and Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
* Effective October 28, 2002, Delaware Pooled Trust - The Delaware Diversified Core Fixed Income Portfolio (“Pooled Trust Portfolio”) was merged into the Delaware Group Adviser Funds – Delaware Diversified Income Fund. Financial highlights for the periods prior to October 28, 2002, reflect the operating history of the Pooled Trust Portfolio. Performance prior to October 28, 2002 does not reflect the impact of distribution and service (12b-1) fees and the higher management and transfer agency fees currently borne by holders of Class A shares.

How to read the financial highlights	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Net asset value (NAV)	Total return
	Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is after expenses have been deducted.	A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”	This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.	This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and CDSCs, and assume the shareholder has reinvested all dividends and realized gains.

36

Class B				Class C						Class R

			Year ended				Year ended	10/28/02	[3]			Year ended	6/2/03	[3]
			10/31				10/31	to				10/31	to
2006	2005	2004	2003	2006	2005	2004	2003	10/31/02		2006	2005	2004	10/31/03
$8.540	$8.920	$8.590	$8.960	$8.540	$8.930	$8.590	$8.960	$8.860		$8.540	$8.930	$8.590	$8.620

0.362	0.262	0.312	0.313	0.363	0.263	0.312	0.315	0.005		0.406	0.301	0.347	0.142
0.166	(0.219)	0.440	0.807	0.175	(0.230)	0.450	0.798	0.095		0.174	(0.231)	0.450	(0.036)
0.528	(0.043)	0.752	1.120	0.538	0.033	0.762	1.113	0.100		0.580	0.070	0.797	0.106

(0.356)	(0.323)	(0.369)	(1.216)	(0.356)	(0.323)	(0.369)	(1.209)	–		(0.398)	(0.360)	(0.404)	(0.136)
–	(0.092)	(0.053)	(0.274)	–	(0.092)	(0.053)	(0.274)	–		–	(0.092)	(0.053)	–
(0.032)	(0.008)	–	–	(0.032)	(0.008)	–	–	–		(0.032)	(0.008)	–	–
(0.388)	(0.423)	(0.422)	(1.490)	(0.388)	(0.423)	(0.422)	(1.483)	–		(0.430)	(0.460)	(0.457)	(0.136)
$8.680	$8.540	$8.920	$8.590	$8.690	$8.540	$8.930	$8.590	$8.960		$8.690	$8.540	$8.930	$8.590
6.35%	0.30%	9.10%	14.03%	6.47%	0.29%	9.11%	13.95%	1.13%		7.00%	0.71%	9.55%	1.24%

$56,570	$53,626	$43,335	$16,147	$264,265	$218,077	$109,911	$48,989	$10		$43,247	$22,661	$5,557	$256
1.75%	1.75%	1.77%	1.75%	1.75%	1.75%	1.77%	1.75%	1.75%		1.25%	1.31%	1.37%	1.35%

1.83%	1.84%	1.89%	2.30%	1.83%	1.84%	1.89%	2.30%	– [4]		1.43%	1.44%	1.49%	1.98%
4.26%	2.97%	3.58%	3.76%	4.26%	2.97%	3.58%	3.76%	4.01%		4.76%	3.41%	3.98%	4.20%

4.18%	2.88%	3.46%	3.21%	4.18%	2.88%	3.46%	3.21%	– [4]		4.58%	3.28%	3.86%	3.57%
296%	417%	452%	620%	296%	417%	452%	620%	545% [5]		296%	417%	452%	620% [5]

3 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
4  The ratios of expenses and net investment income to average net assets prior to expense limitation and expenses paid indirectly have been omitted as management believes that such ratios for this relatively short period are not meaningful.
5  Portfolio turnover is representative of the Fund for the entire year.

As of October 31, 2002, the Delaware Diversified Income Fund Class B had one share outstanding, representing the initial seed purchase. Shareholder data for this class is not disclosed because management does not believe it to be meaningful.

Net assets	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.	The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.	We determine this ratio by dividing net investment income (loss) by average net assets.	This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

37

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bonds
A debt security, like an IOU, issued by a company, municipality, or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed income securities.”

Bond ratings
 Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. See also “Nationally recognized statistical rating organization.”

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
 The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Corporate bond
 A debt security issued by a corporation. See “Bonds.”

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Currency exchange rates
 The price at which one country’s currency can be converted into another’s. This exchange rate varies almost daily according to a wide range of political, economic, and other factors.

Depreciation
A decline in an investment’s value.

Diversification
 The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund’s portfolio of securities.

Duration
A measurement of a fixed income investment’s price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
 A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related

38

to maintaining the fund’s portfolio of securities and distributing its shares. They are paid from the fund’s assets before any earnings are distributed to shareholders.

Financial advisor
 Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

Fixed income securities
 With fixed income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate, or municipal bonds, and money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bonds.”

Government securities
 Securities issued by the U.S. Government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Lehman Brothers Aggregate Bond Index
 An index that measures the performance of approximately 6,500 U.S. corporate and government bonds.

Management fee
 The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD
The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks, and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund’s portfolio, less any liabilities.

Preferred stock
 Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount of money you invest (also called capital). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
 The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

39

Glossary (continued)

Sales charge
 Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
 Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes
Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
 A document that provides more detailed information about a fund’s organization, management, investments, policies, and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
 An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide special tax advantages and a simple way to transfer property to a minor.

Volatility
 The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high volatility” investments.

40

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

41

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern Time:

  For fund information, literature, price, yield and performance figures.
  For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE FUND SYMBOLS

Delaware Diversified Income Fund

	CUSIP	Nasdaq
Class A	246248744	DPDFX
Class B	246248611	DPBFX
Class C	246248595	DPCFX
Class R	246248553	DPRFX

Investment Company Act file number: 811-07972

PR-189 [10/31] CGI 02/07	MF-07-02-003 PO11637

  FIXED INCOME

Prospectus	FEBRUARY 28, 2007

DELAWARE DIVERSIFIED INCOME FUND
INSTITUTIONAL CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Diversified Income Fund	2

How we manage the Fund	page 6
Our investment strategies	6
The securities we typically invest in	8
The risks of investing in the Fund	12
Disclosure of portfolio holdings information	16

Who manages the Fund	page 17
Investment manager	17
Portfolio managers	17
Manager of managers structure	18
Who’s who?	19

About your account	page 20
Investing in the Fund	20
Payments to intermediaries	20
How to buy shares	21
Fair valuation	22
Document delivery	22
How to redeem shares	22
Account minimum	23
Exchanges	23
Frequent trading of Fund shares	23
Dividends, distributions, and taxes	25
Certain management considerations	26

Financial highlights	page 27

Glossary	page 29

Additional information	page 32

1

Profile: Delaware Diversified Income Fund

What is the Fund’s goal?

Delaware Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk. Although the Fund will strive to meet its goal, there is no assurance that it will.

Who should invest in the Fund
  Investors with long-term financial goals.

  Investors seeking an investment that offers professional allocation among key types of fixed income securities.

  Investors seeking a fixed income investment that offers potential for high current income and total return.
Who should not invest in the Fund
  Investors with short-term financial goals.

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

What are the Fund’s main investment strategies? The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. Investment-Grade Sector, the U.S. High Yield Sector, the International Developed Markets Sector, and the Emerging-Markets Sector. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities (the 80% policy). We will determine how much of the Fund to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Fund’s assets, as deemed necessary.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund may also use a wide range of hedging instruments, including options, futures contracts, and options on futures contracts subject to certain limitations.

The Fund’s investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund’s total assets. The investment manager (Manager) will limit non-U.S. dollar denominated securities to no more than 50% of net assets, but total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The Fund’s 80% policy described above may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund will be affected primarily by changes in bond prices and currency exchange rates. Investments in high yield, high risk or “junk” bonds entail certain risks, including the risk of loss of principal, which may be greater than the risks presented by investment-grade bonds and which should be considered by investors contemplating an investment in the Fund. Among these risks are those that result from the absence of a liquid secondary market and the dominance in the market of institutional investors. The Fund will also be affected by prepayment risk due to its holdings of mortgage-backed securities. With prepayment risk, when homeowners prepay mortgages during periods of low interest rates, the Fund may be forced to re-deploy its assets in lower yielding securities. Investments in securities of non-U.S. issuers are generally denominated in foreign currencies and involve certain risk and opportunity considerations not typically associated with investing in U.S. issuers, and investments in securities of companies in emerging markets present a greater degree of risk than tends to be the case for foreign investments in developed markets. If, and to the extent that, we invest in forward foreign currency contracts or use other investments to hedge against currency risks, the Fund will be subject to the special risks associated with those activities.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 12.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has the Delaware Diversified Income Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Institutional Class have varied over the past nine calendar years, as well as the average annual returns of the Institutional shares for one-year, five-year, and lifetime periods. Because the Institutional Class of the Fund did not commence operations until October 25, 2002, we have included performance information for Class A shares of the Fund for 1998 through 2002. Class A shares of the Fund are offered under a separate prospectus. Institutional Class shares would have had substantially similar annual returns as Class A shares because they represent interests in the same portfolio of securities. However, the returns of Institutional Class shares would differ from the returns of Class A shares due to the higher operating expenses of Class A shares and the sales charge applicable to Class A shares, which is not reflected in the total returns in the bar chart below. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Please see the footnotes on page 5 for additional information about the expense caps.

Year-by-year total return* (Institutional Class)**

During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 5.69% for the quarter ended June 30, 2003 and its lowest quarterly return was -1.88% for the quarter ended June 30, 2004.

* Year-by-year total returns for 1998 through 2001 reflect Class A shares; 2002 reflects a blended total return for Class A shares (January 1, 2002 through October 28, 2002) and Institutional Class Shares (October 28, 2002 through December 31, 2002). Year-by-year total returns for 2003 through 2006 reflect Institutional Class shares.

** On October 28, 2002, the Fund acquired all of the assets and assumed all of the liabilities of the Diversified Core Fixed Income Portfolio of Delaware Pooled Trust (the “Predecessor Fund”) which had investment objectives and policies identical to those of the Fund. The Fund had no operations prior to October 28, 2002. Shareholders of the Predecessor Fund received Class A shares of the Fund in connection with this transaction. As a result of this transaction, Class A shares of the Fund assumed the performance history of the Predecessor Fund for periods prior to the closing date of the transaction. The average annual total returns of the Fund in the table below for periods prior to October 28, 2002 have been restated to reflect the maximum sales charge applicable to Class A shares, but not to reflect the higher management and transfer agency fees borne by the Fund.

The Fund bears the expense of management fees at the maximum annual rate of 0.55% of the Fund’s average daily net assets. The Predecessor Fund had a management fee at the annual rate of 0.43% of its average daily net assets. For transfer agency services, the Fund currently pays an annual dollar charge per account of $22.85. Additional information regarding this fee is set forth in the Statement of Additional Information (SAI). By contrast, the Predecessor Fund paid a fee at the annual rate of 0.01% of its average daily net assets for transfer agency services. If the current higher expenses of the Fund had been in effect for the Predecessor Fund, the total returns set forth in the bar chart above and table below would have been lower for all periods.

3

Profile: Delaware Diversified Income Fund (continued)

Average annual returns for periods ending 12/31/06		1 year	5 years	Lifetime
	Return before taxes	8.20%	8.45%[1]	8.34%[2]
	Return after taxes on distributions	6.11%	5.77%[1]	5.41%[2]
	Return after taxes on distributions
	and sale of Fund shares	5.26%	5.63%[1]	5.35%[2]
	Lehman Brothers Aggregate Bond Index
	(reflects no deduction for fees,
	expenses or taxes)	4.33%	5.06%	5.86%[3]

The Fund’s returns above are compared to the performance of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index measures the performance of approximately 6,500 U.S. corporate and government bonds. Unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

1Average annual return reflects a blend of Class A shares (January 1, 2002 through October 28, 2002) and Institutional Class shares (October 28, 2002 through December 31, 2006).
2Average annual return reflects a blend of Class A shares (December 29, 1997 through October 28, 2002) and Institutional Class shares (October 28, 2002 through December 31, 2006). The average annual return of the Institutional Class since its inception on October 28, 2002 was 8.71%.
3Lifetime returns are shown if the Fund existed for less than 10 years. The inception date for the Fund was December 29, 1997. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from December 31, 1997 through December 31, 2006.

4

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

What are the Fund’s fees and expenses?	CLASS	INSTITUTIONAL
You do not pay sales charges directly from your investments	Maximum sales charge (load) imposed on
when you buy or sell shares of the Institutional Class.	purchases as a percentage of offering price	none
	Maximum contingent deferred sales charge
	(load) as a percentage of original purchase
	price or redemption price, whichever is lower	none
	Maximum sales charge (load) imposed on
	reinvested dividends	none
	Redemption fees	none
	Exchange fees[1]	none
	CLASS	INSTITUTIONAL
Annual fund operating expenses are deducted from the	Management fees[2]	0.52%
Fund’s assets.	Distribution and service (12b-1) fees	none
	Other expenses	0.31%
	Total annual fund operating expenses	0.83%
	Fee waivers and payments	(0.08)%
	Net expenses	0.75%
	CLASS	INSTITUTIONAL
This example is intended to help you compare the	1 year	$77
costs of investing in the Fund to the cost of investing in	3 years	$257
other mutual funds with similar investment objectives.	5 years	$453
We show the cumulative amount of Fund expenses on	10 years	$1,018
a hypothetical investment of $10,000 with an annual 5%
return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with
expense waivers for the one-year contractual period and the
total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
2The Manager has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from the date of this Prospectus through February 29, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”]) from exceeding 0.75% of average daily net assets. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

5

How we manage the Fund

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment goals.

Securities purchased by the Fund within this sector will be rated in one of the four highest rating categories or will be unrated securities that we determine are of comparable quality.

U.S. High Yield Sector

Under normal circumstances, between 5% and 50% of the Fund’s total assets will be allocated to the U.S. High Yield Sector. We will invest the Fund’s assets that are allocated to the domestic high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Fund may invest in domestic corporate debt obligations, including notes, which may be convertible or non-convertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero coupon bonds, and pay-in-kind securities (PIKs).

The Fund will invest in both rated and unrated bonds. The rated bonds that the Fund may purchase in this sector will generally be rated BB or lower by Standard & Poor’s (S&P) or Fitch, Inc. (Fitch), Ba or lower by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). Unrated bonds may be more speculative in nature than rated bonds.

International Developed Markets Sector

Under normal circumstances, between 5% and 50% of the Fund’s total assets will be invested in the aggregate in the International Developed Markets and Emerging-Markets Sectors. The International Developed Markets Sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in international developed markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The Fund allocates its investments principally among the U.S. Investment-Grade, U.S. High Yield, International Developed Markets, and Emerging-Markets sectors. The relative proportion of the Fund’s assets to be allocated among these sectors is described below:

U.S. Investment-Grade Sector

Under normal circumstances, there is no limit to the amount of the Fund’s total assets that will be invested in the U.S. Investment-Grade Sector. In managing the Fund’s assets allocated to the investment-grade sector, we will invest principally in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and by U.S. corporations. The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of U.S. companies. The U.S. Government securities in which the Fund may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. Government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. Government.

The investment-grade sector of the Fund’s assets may also be invested in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities or by government sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, non-government entities. Subject to quality limitations, the Fund may also invest in securities which are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

6

Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-Development Bank, and the Asian Development Bank. The International Developed Markets Sector will be subject to certain risks, including, but not limited to, the risk that securities within this sector may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

Emerging-Markets Sector

The Fund may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging-markets countries. As with the International Sector, the fixed income securities in the Emerging-Markets Sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. In addition to the risks associated with investing in all foreign securities, emerging-markets debt is subject to specific risks, particularly those that result from emerging markets generally being less stable, politically and economically, than developed markets. There is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid and subject to greater price volatility than are developed markets. Investments in the Emerging-Markets Sector will, in the aggregate, be limited to no more than 15% of the Fund’s total assets.

The Fund may invest in sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, or Global Depositary Receipts. The Fund may also invest in zero coupon bonds and may purchase shares of other investment companies.

The Fund will invest in both rated and unrated foreign securities.

The Fund may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the Euro. The Fund may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for a portfolio that allocates a significant portion of its assets to foreign securities. The Manager will limit non-U.S. dollar denominated securities to no more than 50% of net assets, but total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The Fund’s investment objective is non-fundamental. This means that the Board of Trustees may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

7

How we manage the Fund (continued)

The securities we typically invest in	Fixed income securities offer the potential for greater income payments than stocks, and may also provide capital appreciation.

Securities	How we use them
Corporate bonds: Debt obligations issued by a corporation.

We may invest in bonds rated in one of the four highest rating categories for the Fund’s U.S. Investment-Grade Sector, and we may invest in bonds rated BB or lower by S&P or Fitch and Ba or lower by Moody’s for the Fund’s U.S. High Yield Sector and International Sector.

High yield corporate bonds: Debt obligations issued by a corporation and rated lower than investment grade by an NRSRO such as S&P or Moody’s. High yield bonds, also known as “junk bonds,” are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

Emphasis is typically on those rated BB or Ba by an NRSRO.

We carefully evaluate an individual company’s financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds we are permitted to invest in. Unrated bonds may be more speculative in nature than rated bonds.

Mortgage-backed securities: Fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. Government or its agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation, Fannie Mae, and the Government National Mortgage Association. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the government or its agencies or instrumentalities.

We may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by government sponsored corporations.

Collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs): CMOs are privately issued mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. They are issued by U.S. Government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages’ maturity.

We may invest in CMOs and REMICs. Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities are generally considered illiquid and to such extent, together with any other illiquid investments, will not exceed the Fund’s limit on illiquid securities. In addition, subject to certain quality and collateral limitations, we may invest up to 20% of the Fund’s total assets in CMOs and REMICs issued by private entities that are not collateralized by securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, so called “non-agency mortgage backed securities.”

Asset-backed securities: Bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.	We may invest in asset-backed securities rated in one of the four highest rating categories by an NRSRO.

8

Securities	How we use them
U.S. Government securities: U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the “full faith and credit” of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.	We may invest in U.S. Government securities for temporary purposes or otherwise, as is consistent with the Fund’s investment objective and policies. These securities are issued or guaranteed as to the payment of principal and interest by the U.S. Government, or by various agencies or instrumentalities which have been established or sponsored by the U.S. Government.
Foreign government securities: Debt issued by a government other than the United States or by an agency, instrumentality, or political subdivision of such governments.	The fixed income securities in which we may invest include those issued by foreign governments.

Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position or for temporary defensive purposes. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.	We may invest up to 15% of the Fund’s net assets in illiquid securities.

Short-term debt investments: These instruments include: (1) time deposits, certificates of deposit and bankers acceptances issued by a U.S. commercial bank; (2) commercial paper of the highest quality rating; (3) short-term debt obligations with the highest quality rating; (4) U.S. Government securities; and (5) repurchase agreements collateralized by those instruments.

We may invest in these instruments either as a means to achieve the Fund’s investment objective or, more commonly, as temporary defensive investments or pending investment in the Fund’s principal investment securities. When investing all or a significant portion of the Fund’s assets in these instruments, the Fund may not be able to achieve its investment objective.

Time deposits: Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.	We will not purchase time deposits maturing in more than seven days and time deposits maturing from two business days through seven calendar days will not exceed 15% of the total assets of the Fund.

9

How we manage the Fund (continued)

Securities	How we use them

Zero coupon and pay-in-kind (PIK) bonds: Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. PIK bonds pay interest through the issuance to holders of additional securities.

We may purchase fixed income securities, including zero coupon bonds and PIK bonds, consistent with the Fund’s investment objective.

American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs): ADRs are receipts issued by a depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

We may invest in sponsored and unsponsored ADRs. Such ADRs that the Fund may invest in will be those that are actively traded in the United States.

In conjunction with the Fund’s investments in foreign securities, we may also invest in sponsored and unsponsored EDRs and GDRs.

Futures and options: A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. A call option is a short-term contract pursuant to which the purchaser of the call option, in return for the premium paid, has the right to buy, and the seller of the call option has the obligation to sell, the security or other financial instrument underlying the option at a specified exercise price at any time during the term of the option. A put option is a similar contract in which the purchaser of the put option, in return for a premium, has the right to sell, and the seller of the put option has the obligation to buy, the underlying security or other financial instrument at a specified price during the term of the option.

We may invest in futures, options, and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the Fund’s cash, short-term debt securities, and other money market instruments at times when the Fund’s assets are not fully invested. We may only enter into these transactions for hedging purposes if they are consistent with the Fund’s investment objective and policies. We may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of the Fund’s assets. In addition, we may enter into futures contracts, purchase or sell options on futures contracts, trade in options on foreign currencies, and may enter into closing transactions with respect to such activities to hedge or “cross hedge” the currency risks associated with the Fund’s investments. Generally, futures contracts on foreign currencies operate similarly to futures contracts concerning securities, and options on foreign currencies operate similarly to options on securities. See also “Foreign currency transactions” below. To the extent that we sell or “write” put and call options, we will designate assets sufficient to “cover” these obligations and mark them to market daily.

10

Securities	How we use them
Foreign currency transactions: A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.	Although we value the Fund’s assets daily in terms of U.S. dollars, we do not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. We may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Fund transactions and to minimize currency value fluctuations.
Interest rate swap, index swap, and credit default swap agreements: In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index. In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Interest rate swaps, index swaps, and credit default swaps may be considered to be illiquid.	We may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. We may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. We may enter into credit default swaps in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

We may also invest in other securities. Please see the SAI for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers and institutional investors for use in their securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Portfolio turnover We anticipate that the Fund’s annual portfolio turnover will be greater than 100% and may be considerably in excess of 200%. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Temporary defensive positions For temporary defensive purposes, we may invest up to 100% of the Fund’s assets in money market or other high-quality, short-term instruments when the Manager determines that market conditions warrant. We may also hold a portion of the Fund’s assets in cash for liquidity purposes. To the extent that we hold such instruments, the Fund may be unable to achieve its investment objective.

11

How we manage the Fund (continued)

The risks of investing in the Fund	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Market risk is the risk that all or a majority of the securities in a certain market – like the stock or bond market – will decline in value because of factors such as economic conditions, future expectations, or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

We maintain a long-term investment approach and focus on securities that we believe can continue to provide returns over an extended time frame regardless of these interim market fluctuations. Generally, we do not try to predict overall market movements.

In evaluating the use of an index swap for the Fund, we carefully consider how market changes could affect the swap and how that compares to our investing directly in the market the swap is intended to represent. When selecting dealers with whom we would make interest rate or index swap agreements for the Fund, we focus on those dealers with high-quality ratings and do careful credit analysis before engaging in the transaction.

Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall. Investments in equity securities issued by small- and medium-sized companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a portfolio could experience a higher or lower return than anticipated. For example, if a portfolio holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make increased payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

We limit the amount of the Fund’s assets invested in any one industry and in any individual security.

The Fund is subject to various interest rate risks depending upon its investment objectives and policies. We cannot eliminate this risk, but we do try to address it by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund. We do not try to increase returns on the Fund’s investments in debt securities by predicting and aggressively capitalizing on interest rate movements.

By investing in swaps, the Fund is subject to additional interest rate risk. We will not invest in interest rate or index swaps with maturities of more than two years. Each business day we will calculate the amount the Fund must pay for any swaps it holds and will designate enough cash or other liquid securities to cover that amount.

12

Risks	How we strive to manage them

Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment-grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds.

A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest.

Our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds are designed to manage this risk.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults, and corresponding volatility in the Fund’s net asset value (NAV).

Our holdings of high-quality, investment-grade bonds are less subject to credit risk and may help to balance any credit problems experienced by individual high yield bond issuers or foreign issuers.

When selecting dealers with whom we would make interest rate or index swap agreements, we focus on those with high-quality ratings and do careful credit analysis before investing.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

We attempt to reduce the risks presented by such investments by conducting world-wide fundamental research, including country visits. In addition, we monitor current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, we may hedge exposure to those currencies for defensive purposes.

Currency risk is the risk that the value of an investment may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase losses.	The Fund, which has exposure to global and international investments, may be affected by changes in currency rates and exchange control regulations and may incur costs in connection with conversions between currencies. To hedge this currency risk associated with investments in non-U.S. dollar denominated securities, we may invest in forward foreign currency contracts. These activities pose special risks which do not typically arise in connection with investments in U.S. securities. In addition, we may engage in foreign currency options and futures transactions.

  13

How we manage the Fund (continued)

Risks	How we strive to manage them

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

We may invest a portion of the Fund’s assets in securities of issuers located in emerging markets. We cannot eliminate these risks but will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, and other relevant factors. The Fund’s investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund’s total assets.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.

Swap agreements entered into by the Fund will be treated as illiquid securities. However, swap dealers may be willing to repurchase interest rate swaps.

Futures contracts, options on futures contracts, forward contracts, and certain options are used as investments for hedging and other non-speculative purposes involve certain risks. For example, a lack of correlation between price changes of an option or futures contract and the assets being hedged could render a fund’s hedging strategy unsuccessful and could result in losses. The same results could occur if movements of foreign currencies do not correlate as expected by the investment advisor at a time when a fund is using a hedging instrument denominated in one foreign currency to protect the value of a security denominated in a second foreign currency against changes caused by fluctuations in the exchange rate for the dollar and the second currency. If the direction of securities prices, interest rates, or foreign currency prices is incorrectly predicted, the fund will be in a worse position than if such transactions had not been entered into. In addition, since there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, a fund may be required to maintain a position (and in the case of written options may be required to continue to hold the securities used as cover) until exercise or expiration, which could result in losses. Further, options and futures contracts on foreign currencies, and forward contracts, entail particular risks related to conditions affecting the underlying currency. Over-the-counter transactions in options and forward contracts also involve risks arising from the lack of an organized exchange trading environment.	We may use certain options strategies or may use futures contracts and options on futures contracts. We will not enter into futures contracts and options thereon to the extent that more than 5% of the Fund’s total assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such futures contracts and options thereon would not exceed 20% of the Fund’s total assets.

We may also use options and futures to gain exposure to a particular market segment without purchasing individual securities in the segment.

See also “Foreign risk” and “Currency risk” above.

14

Risks	How we strive to manage them

Zero coupon and pay-in-kind bonds are generally considered to be more interest sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances be adverse to the Fund. For example, the Fund accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, the Fund may not receive the cash associated with this income until the bonds are sold or mature. If the Fund does not have sufficient cash to make the required distribution of accrued income, the Fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

We may invest in zero coupon and PIK bonds to the extent consistent with the Fund’s investment objective. We cannot eliminate the risks of zero coupon bonds, but we do try to address them by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund.

Prepayment risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing an investor to reinvest money at interest rates that might be lower than those on the prepaid mortgage.

We may invest in mortgage-backed securities, CMOs, and REMICs. We take into consideration the likelihood of prepayment when mortgages are selected. We may look for mortgage securities that have characteristics that make them less likely to be prepaid, such as low outstanding loan balances or below-market interest rates.

Transaction costs risk is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.	The Fund is subject to transaction costs risk to the extent that its objective and policies permit it to invest, and it actually does invest, in foreign securities. We strive to monitor transaction costs and to choose an efficient trading strategy for the Fund.
Foreign government securities risks involve the ability of a foreign government or government-related issuer to make timely principal and interest payments on its external debt obligations. This ability to make payments will be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves.	We attempt to reduce the risks associated with investing in foreign governments by limiting the portion of portfolio assets that may be invested in such securities.
Valuation risk: A less liquid secondary market, as described above, makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities.	We will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the Fund’s assets that can be allocated to privately placed high yield securities.

15

How we manage the Fund (continued)

Risks	How we strive to manage them

Legislative and regulatory risk: The United States Congress has from time to time taken or considered legislative actions that could adversely affect the high yield bond market. For example, Congressional legislation has, with some exceptions, generally prohibited federally insured savings and loan institutions from investing in high yield securities. Regulatory actions have also affected the high yield market. Similar actions in the future could reduce liquidity for high yield securities, reduce the number of new high yield securities being issued and could make it more difficult for the Fund to attain its investment objective.

We monitor the status of regulatory and legislative proposals to evaluate any possible effects they might have on the Fund’s portfolio.

Derivatives risk is the possibility that a Fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to affect diversification, or to earn additional income. We will not use derivatives for reasons inconsistent with our investment objective.

Disclosure of portfolio holdings information	A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

16

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (the Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of waivers, of 0.44% of the Fund’s average daily net assets for the last fiscal year.

A discussion of the basis for the Board of Trustees’ approval of the Fund’s investment advisory contract is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2006.

Portfolio managers	Timothy L. Rabe, Paul Grillo, and Philip R. Perkins have primary responsibility for making day-to-day investment decisions for the Fund. When making decisions for the Fund, Messrs. Rabe, Grillo, and Perkins regularly consult with Ryan K. Brist and Stephen R. Cianci.

Timothy L. Rabe, CFA, Senior Vice President, Head of High Yield Investments, Senior Portfolio Manager
Mr. Rabe joined Delaware Investments in 2000. He is head of the High Yield team, responsible for investing strategy for all high yield fixed, income funds and strategies at the firm. Prior to joining Delaware Investments, Mr. Rabe was a high yield portfolio manager for Conseco Capital Management for five years. Prior to that, he worked as a tax analyst for the Northern Trust Company. Mr. Rabe received a bachelor’s degree in finance from the University of Illinois.

Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Grillo joined Delaware Investments in 1992 and is a senior member of the firm’s Core and Core Plus fixed income investment teams. He also serves as a mortgage-backed and asset-backed securities analyst and is an integral team member of the intermediate and limited-term mandates. Prior to joining Delaware Investments, Mr. Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Mr. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Philip R. Perkins, Senior Vice President, Senior Portfolio Manager
Mr. Perkins joined Delaware Investments in 2003. He leads the firm’s international bond team, where his responsibilities include managing global bond assets across the product matrix. Prior to joining Delaware Investments, Mr. Perkins worked at Deutsche Bank for five years. He served as a managing director in global markets from 2001 to 2003. During that same time he was the chief operating officer for the Bank’s emerging markets division in London and from 1998 to 2001 he was responsible for local markets trading in Moscow. Prior to that, Mr. Perkins was chief executive officer of Dinner Key Advisors, a registered broker/dealer founded to trade derivative mortgage-backed bonds with institutional clients. He began his career at Salomon Brothers, where he was a mortgage/CMO trader from 1985 to 1990. Mr. Perkins holds a bachelor’s degree in international studies with a minor in computer science from the University of Notre Dame.

Ryan K. Brist, CFA, Managing Director, Chief Investment Officer – Fixed Income Investments
Mr. Brist is co-head of the fixed income department at Delaware Investments, where he oversees the fixed income investment process, and is primarily responsible for total return-based products. Prior to joining Delaware Investments in 2000, he was a member of the portfolio management team that managed Conseco Capital Management’s investment-grade Core and Core Plus products for five years. He previously worked in investment banking as an analyst for Dean Witter Reynolds in New York. Mr. Brist holds a bachelor’s degree in finance from Indiana University.

Stephen R. Cianci, CFA, Senior Vice President, Senior Portfolio Manager
Mr. Cianci began his career at Delaware Investments in 1992 as an investment-grade research analyst. Today, he is a senior member of the firm’s Core and Core Plus investment teams, as well as a mortgage-backed and asset-backed portfolio manager. Mr. Cianci is also the lead portfolio manager for the firm’s Intermediate, Limited-Term, and Inflation-Protected Bond teams. He is an adjunct professor of finance and a member of the Business Advisory Council at Widener University, where he also graduated with finance-oriented bachelor and MBA degrees.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

17

Who manages the Fund (continued)

Manager of managers structure

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

18

Who’s who?	This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between it and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

19

About your account

Investing in the Fund	Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Fund’s Manager or its affiliates and of securities dealer firms with a selling agreement with the distributor (Distributor);

  institutional advisory accounts (including mutual funds managed by the Fund’s Manager) and clients of Delaware Investment Advisers, an affiliate of the Manager, or its affiliates, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  certain plans qualified under Section 529 of the Internal Revenue Code (the Code), for which the Fund’s Manager, Distributor, or service agent or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services;

  registered investment advisors investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of the Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; or

  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

20

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

Through your financial advisor Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of the Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

  21

About your account (continued)

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send you one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 362-7500 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum	If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s Prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board of Trustees has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

23

About your account (continued)

Frequent trading of Fund shares (continued)

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

24

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are paid annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to the shareholders of record in such month but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information. Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid “Buying a Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

25

About your account (continued)

Dividends, distributions, and taxes (continued)

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% lower treaty tax rate and U.S. or estate tax, and are subject to special U.S. tax certification requirements.

Excess Inclusion Income. The Fund must pay the tax on any “excess inclusion income” received, directly or indirectly through certain real estate investment trusts, from certain mortgage pooling vehicles that is allocable to Fund shares held by disqualified organizations. “Disqualified organizations” for this purpose are generally certain cooperatives, governmental entities, and tax-exempt organizations that are exempt from tax on unrelated business taxable income. To the extent that the Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund’s excess inclusion income allocable to them on behalf of the disqualified organizations.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

26

Financial highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 362-7500.

	Institutional Class
				Year ended
				10/31
Delaware Diversified Income Fund	2006	2005	2004	2003
Net asset value, beginning of period	$8.550	$8.930	$8.600	$8.960
Income (loss) from investment operations:
Net investment income[1]	0.449	0.350	0.399	0.395
Net realized and unrealized gain (loss)
on investments and foreign currencies	0.173	(0.218)	0.439	0.806
Total from investment operations	0.622	0.132	0.838	1.201
Less dividends and distributions from:
Net investment income	(0.440)	(0.412)	(0.455)	(1.287)
Net realized gain on investments	–	(0.092)	(0.053)	(0.274)
Return of capital	(0.032)	(0.008)	–	–
Total dividends and distributions	(0.472)	(0.512)	(0.508)	(1.561)
Net asset value, end of period	$8.700	$8.550	$8.930	$8.600
Total return[2]	7.52%	1.41%	10.05%	15.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,813	$13,270	$6,194	$567
Ratio of expenses to average net assets	0.75%	0.75%	0.77%	0.75%
Ratio of expenses to average net assets prior to
expense limitations and expenses paid indirectly	0.83%	0.84%	0.89%	1.30%
Ratio of net investment income to average net assets	5.26%	3.97%	4.58%	4.76%
Ratio of net investment income to average net assets prior to
expense limitation and expenses paid indirectly	5.18%	3.88%	4.46%	4.21%
Portfolio turnover	296%	417%	452%	620%

1The average shares outstanding method has been applied for per share information.
 2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager. Performance would have been lower had the expense limitation not been in effect.

As of October 31, 2002, the Delaware Diversified Income Fund Institutional Class had one share outstanding representing the initial seed purchase. Shareholder data for this class are not disclosed because management does not believe they are meaningful.

27

Financial highlights (continued)

How to read the financial highlights

Net investment income (loss)

Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (NAV)

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets

Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets

The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets

We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover rate

This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

28

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
 An increase in the value of an investment.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bonds
 A debt security, like an IOU, issued by a company, municipality, or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed income securities.”

Bond ratings
 Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. See also “Nationally recognized statistical rating organization.”

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
 The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
 A debt security issued by a corporation. See “Bonds.”

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Currency exchange rates
The price at which one country’s currency can be converted into another’s. This exchange rate varies almost daily according to a wide range of political, economic, and other factors.

Depreciation
A decline in an investment’s value.

Diversification
The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund’s portfolio of securities.

Duration
A measurement of a fixed income investment’s price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining the fund’s portfolio of securities and distributing its shares. They are paid from the fund’s assets before any earnings are distributed to shareholders.

29

Glossary (continued)

Fixed income securities
 With fixed income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate, or municipal bonds, and money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bonds.”

Government securities
 Securities issued by the U.S. Government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Lehman Brothers Aggregate Bond Index
 An index that measures the performance of approximately 6,500 U.S. corporate and government bonds.

Management fee
 The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD
The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks, and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund’s portfolio, less any liabilities.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount of money you invest (also called capital). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
 The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

30

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

SEC (Securities and Exchange Commission)
 Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes
 Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
 A document that provides more detailed information about a fund’s organization, management, investments, policies, and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
 An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high volatility” investments.

31

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 362-7500. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

32

Contact information

WEB SITE
 www.delawareinvestments.com

E-MAIL
 service@delinvest.com

CLIENT SERVICES REPRESENTATIVE
 800 362-7500

DELAPHONE SERVICE
 800 362-FUND (800 362-3863)

  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE DIVERSIFIED INCOME FUND SYMBOLS

	CUSIP	Nasdaq
Institutional Class	246248587	DPFFX

Registrant’s Investment Company Act file number: 811-07972

PR-195 [10/31] CGI 02/07	MF-07-02-004 PO 11638

GROWTH-EQUITY

Prospectus	FEBRUARY 28, 2007

DELAWARE U.S. GROWTH FUND
CLASS A  ■  CLASS B  ■  CLASS C   ■  CLASS R

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware U.S. Growth Fund	2

How we manage the Fund	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Fund	8
Disclosure of portfolio holdings information	8

Who manages the Fund	page 9
Investment manager	9
Portfolio managers	9
Manager of managers structure	10
Who’s who?	11

About your account	page 12
Investing in the Fund	12
Choosing a share class	12
Dealer compensation	15
Payments to intermediaries	15
How to reduce your sales charge	16
Waivers of contingent deferred sales charges	18
How to buy shares	19
Fair valuation	21
Retirement plans	21
Document delivery	21
How to redeem shares	21
Account minimums	22
Special services	23
Frequent trading of Fund shares	24
Dividends, distributions, and taxes	26
Certain management considerations	27

Financial highlights	page 28

Glossary	page 30

Additional information	page 33

1

Profile: Delaware U.S. Growth Fund

What is the Fund’s goal?

Delaware U.S. Growth Fund seeks long-term capital appreciation by investing in equity securities of companies we believe have the potential for sustainable free cash flow growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

Who should invest in the Fund

  Investors with long-term financial goals.

  Investors seeking capital growth potential.

  Investors seeking a fund that can be a complement to income-producing or value-oriented investments.

Who should not invest in the Fund

  Investors with short-term financial goals.

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short-term.

  Investors whose primary goal is to receive current income.

What are the Fund’s main investment strategies? We invest primarily in common stocks. The Fund invests primarily in companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom up approach, we seek to select securities we believe have large-end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock. Whether companies provide dividend income and the amount of income they provide will not be a primary factor in the Fund’s selection decisions. We may sell a security if we no longer believe that security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. We may also invest up to 20% of the Fund’s assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Fund’s debt securities and bonds, do not exceed 35% of the Fund’s assets.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be particularly affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor performance in specific companies or industries. Stocks of companies with high growth expectations may be more susceptible to price declines if they do not meet those high expectations.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 8.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has Delaware U.S. Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund’s Class A shares have varied over the past 10 calendar years, as well as average annual returns of Class A, B, C, and R shares for one-year, five-year, and 10-year or lifetime periods, as applicable. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 30.56% for the quarter ended December 31, 1999 and its lowest quarterly return was -21.01% for the quarter ended March 31, 2001.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/06		1 year	5 years	10 years or lifetime**
	Class A return before taxes	(3.64%)	(0.25%)	5.10%
	Class A return after taxes on distributions	(3.64%)	(0.25%)	3.63%
	Class A return after taxes on distributions and
	sale of Fund shares	(2.36%)	(0.21%)	3.58%
	Class B return before taxes*	(2.41%)	(0.20%)	5.11%
	Class C return before taxes*	0.62%	0.24%	5.02%
	Class R return before taxes	2.13%	N/A	8.15%
	Russell 1000® Growth Index
	(reflects no deduction for fees,
	expenses or taxes)	9.07%	2.69%	5.44%

The Fund’s returns above are compared to the performance of the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest U.S. companies based on total market capitalization. You should remember that, unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*Total returns assume redemption of shares at the end of the period. The 10-year return for Class B shares reflects the conversion to Class A shares after eight years. If shares were not redeemed, the returns for Class B would be 1.59%, 0.25%, and 5.11% for the one-, five-, and 10-year periods, respectively; and the returns for Class C would be 1.62%, 0.24%, and 5.02% for the one-, five-, and 10-year periods, respectively.

**Lifetime returns are shown if the Fund or Class existed for less than 10 years. The Russell 1000 Growth Index is shown for 10 years because the Fund’s Class A, Class B, and Class C shares commenced operations more than 10 years ago. The inception date for Class R shares was June 2, 2003. The Index return for Class R’s lifetime period was 10.10%. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for Class R lifetime reflects the return from June 30, 2003 through December 31, 2006.

3

Profile: Delaware U.S. Growth Fund (continued)

What are the Fund’s fees and expenses?	CLASS			A	B	C	R
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.	Maximum sales charge (load) imposed on
	purchases as a percentage of offering price			5.75%	none	none	none
	Maximum contingent deferred sales charge (load)
	as a percentage of original purchase price or
	redemption price, whichever is lower			none[1]	4.00%[2]	1.00%[3]	none
	Maximum sales charge (load)
	imposed on reinvested dividends			none	none	none	none
	Redemption fees			none	none	none	none
	Exchange fees[4]			none	none	none	none
	CLASS			A	B	C	R
Annual fund operating expenses are deducted from the Fund’s assets.	Management fees[5]			0.64%	0.64%	0.64%	0.64%
	Distribution and service (12b-1) fees			0.35%[6]	1.00%	1.00%	0.60%[6]
	Other expenses			0.23%	0.23%	0.23%	0.23%
	Total annual fund operating expenses			1.22%	1.87%	1.87%	1.47%
	Fee waivers and payments			(0.17%)	(0.12%)	(0.12%)	(0.22%)
	Net expenses			1.05%	1.75%	1.75%	1.25%
	CLASS	A	B7	B7	C	C	R
				(if redeemed)		(if redeemed)
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.	1 year	$676	$178	$578	$178	$278	$127
	3 years	$924	$576	$851	$576	$576	$443
	5 years	$1,191	$1,000	$1,225	$1,000	$1,000	$782
	10 years	$1,953	$2,011	$2,011	$2,181	$2,181	$1,739

1 A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.
3 Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
4 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
5 The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from the date of this Prospectus through February 29, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”]) from exceeding, in an aggregate amount, 0.75% of average daily net assets of the Fund. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.
6 The Fund’s distributor (Distributor) has contracted to limit the Class A and Class R shares’ 12b-1 fees from the date of this Prospectus through February 29, 2008 to no more than 0.30% and 0.50%, respectively, of average daily net assets.
7 The Class B example reflects the conversion of Class B shares to Class A shares after eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

4

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Delaware U.S. Growth Fund seeks long-term capital appreciation. We invest primarily in common stocks and, though we have the flexibility to invest in companies of all sizes, we generally focus on medium- and large-size companies. Our goal is to own companies that we expect to grow faster than the U.S. economy. Using a bottom up approach, we look for companies that we believe:

  have large end market potential, dominant business models, and strong free cash flow generation;
  demonstrate operational efficiencies;
  have planned well for capital allocation; and
  have governance policies that tend to be favorable to shareholders.

There are a number of catalysts that might increase a company’s potential for free cash flow growth. Our disciplined, research-intensive selection process is designed to identify catalysts such as:
  management changes;
  new products;
  structural changes in the economy; or
  corporate restructurings and turnaround situations.

We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining growth. Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.

The Fund’s investment objective is non-fundamental. This means that the Board of Trustees may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

5

How we manage the Fund (continued)

The securities we typically invest in	Stocks offer investors the potential for capital appreciation. Certain stocks that we invest in may pay dividends as well.

Securities	How we use them
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.	Generally, we invest 85% to 100% of the Fund’s net assets in common stock of companies that we think have appreciation potential. We may invest in companies of all sizes, but typically focus on medium- and large-size companies.
Foreign securities and American depositary receipts (ADRs): Foreign securities are issued directly by non-U.S. entities. ADRs are typically issued by a U.S. bank and represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities. Sponsored ADRs are issued jointly by the issuer of the underlying security and the depositary, and unsponsored ADRs are issued by the depositary without the participation of the issuer of the underlying security.	We may invest up to 20% of the Fund’s net assets in securities of foreign issuers. Such foreign securities may be traded on a foreign exchange, or they may be in the form of ADRs. Direct ownership of foreign securities will typically not be a significant part of our strategy. We may, however, own ADRs when we think they offer greater appreciation potential than U.S. securities.
Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.	Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.
Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.	We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 10% limit on illiquid securities.
Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.	We may invest up to 10% of the Fund’s net assets in illiquid securities.
Fixed income securities: Securities that may include debt securities, bonds, and convertible bonds, as well as non-investment grade fixed income securities.	We may invest up to 20% of the Fund’s assets in debt securities and bonds. We may also invest up to 10% of this portion in non-investment grade bonds if we believe that doing so would help us to meet the Fund’s objective. We may also invest in convertible bonds, preferred stocks, and convertible preferred stock, provided that these investments, when aggregated with the Fund’s investments in debt securities and bonds, do not exceed 35% of the Fund’s assets.

6

Securities	How we use them

Options and futures: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller of an option must go through with the transaction.

Writing a call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future). The writer of the call option receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, a fund would lose out on those gains. A call option written by a fund is “covered” if a fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

If we have stocks that have unrealized gains, we may want to protect those gains when we anticipate adverse conditions. We might use options or futures to neutralize the effect of any anticipated price declines, without selling the security. We may also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment, particularly if we had excess cash that we wanted to invest quickly.

We might use covered call options if we believe that doing so would help the Fund to meet its investment objective.

Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.

We may also invest in other securities, including preferred stock and U.S. Government securities. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to one-third of the Fund’s assets to qualified broker/dealers and institutional investors for their use in their securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Portfolio turnover We anticipate that the Fund’s annual portfolio turnover rate may be greater than 100%. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Temporary defensive positions For temporary defensive purposes, we may invest up to 100% of the Fund’s assets in money market or other high-quality, short-term instruments when the Manager determines that market conditions warrant. We may also hold a portion of the Fund’s assets in cash for liquidity purposes. To the extent that we hold such instruments, the Fund may be unable to achieve its investment objective.

7

How we manage the Fund (continued)

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Market risk is the risk that all or a majority of the securities in a certain market – like the stock or bond market – will decline in value because of factors such as economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

We may hold a substantial part of the Fund’s assets in cash or cash equivalents as a temporary, defensive strategy.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We limit the amount of the Fund’s assets invested in any one industry and in any individual security.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

We are permitted to invest up to 20% of the Fund’s portfolio in foreign securities. When we do purchase foreign securities, they are generally ADRs, which are denominated in U.S. dollars and traded on U.S. stock exchanges.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.	We limit exposure to illiquid securities to no more than 10% of the Fund’s net assets.
Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds rated below investment grade are particularly subject to this risk.	Fixed income securities are not typically a significant component of our strategy. However, when we do invest in fixed income securities, we will not hold more than 10% of the Fund’s net assets in high yield, non-investment grade bonds. This limitation, combined with our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds are designed to manage this risk.

Futures and options risk is the possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.

We may use options and futures to protect gains in the portfolio without actually selling a security. We may also use options and futures to quickly invest excess cash so that the portfolio is generally fully invested.

Disclosure of portfolio holdings information	A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

8

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (the Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of waivers, of 0.53% of the Fund’s average daily net assets for the last fiscal year.

A discussion of the basis for the Board of Trustees’ approval of the Fund’s investment advisory contract is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2006.

Portfolio managers

Jeffrey S. Van Harte has primary responsibility for making day-to-day investment decisions for Delaware U.S. Growth Fund. In making investment decisions for the Fund, Mr. Van Harte regularly consults with Christopher J. Bonavico, Daniel J. Prislin, and Christopher M. Ericksen.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer – Focus Growth Equity
Mr. Van Harte joined Delaware Investments in April 2005. He is the chief investment officer for the Focus Growth Equity team, responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and executive vice president at Transamerica Investment Management. Mr. Van Harte has been managing portfolios and separate accounts for more than 20 years. Before becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Mr. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Bonavico, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Mr. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Prislin joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Mr. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Ericksen joined Delaware Investments in April 2005 as a portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap product. He was most recently a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Mr. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

9

Who manages the Fund (continued)

Manager of managers structure

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

10

Who’s who?	This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between it and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from the Fund’s assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

11

About your account

Investing in the Fund	You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

	Choosing a share class
CLASS A
  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.

  If you invest $50,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge.”

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.35% (currently limited to 0.30%) of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C, and Class R shares. See “Dealer compensation” below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges	The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

	Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested
	Less than $50,000	5.75%	6.54%
	$50,000 but less than $100,000	4.75%	5.41%
	$100,000 but less than $250,000	3.75%	4.31%
	$250,000 but less than $500,000	2.50%	3.00%
	$500,000 but less than $1 million	2.00%	2.44%
	$1 million or more	None (Limited CDSC may apply)*	None (Limited CDSC may apply)*

	*There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

12

CLASS B
  Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

  If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

  In determining whether the CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges — Class B and Class C” below.

  Under certain circumstances the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  For eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.35% (currently limited to 0.30%). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B’s higher 12b-1 fees apply.

  You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges – Class B and Class C” below.

  Under certain circumstances the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Unlike Class B shares, Class C shares do not automatically convert to another class.

  You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

13

About your account (continued)

CLASS R
  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently, limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Unlike Class B shares, Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans that were previously maintained on the Delaware Investments®’ retirement recordkeeping system or maintained on BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Any account holding Class A shares as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges – Class B and Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

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Dealer compensation	The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	CLASS A1	CLASS B2	CLASS C3	CLASS R4
Commission (%)	–	4.00%	1.00%	–
Investment less than $50,000	5.00%	–	–	–
$50,000 but less than $100,000	4.00%	–	–	–
$100,000 but less than $250,000	3.00%	–	–	–
$250,000 but less than $500,000	2.00%	–	–	–
$500,000 but less than $1,000,000	1.60%	–	–	–
$1,000,000 but less than $5,000,000	1.00%	–	–	–
$5,000,000 but less than $25,000,000	0.50%	–	–	–
$25,000,000 or more	0.25%	–	–	–
12b-1 Fee to Dealer	0.30%	0.25%	1.00%	0.60%

1 On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.35% of the 12b-1 fee applicable to Class A shares. However, the Distributor has contracted to limit this amount to 0.30% from the date of this Prospectus through February 29, 2008.
2 On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase. After eight years, Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.
 3 On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.
 4 On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. However, the Distributor has contracted to limit this amount to 0.50% from the date of this Prospectus through February 29, 2008. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although the current rate is 0.50%.

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

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About your account (continued)

How to reduce your sales charge	We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Fund holdings in any other account, including retirement accounts held indirectly or through an intermediary and the names of qualifying family members and their holdings. Class R shares have no up-front sales charge. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced initial sales charge.

Program	How it works	A	Share class B	C
Letter of Intent	Through a Letter of Intent you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.	X	Although the Letter of Intent and Rights of Accumulation do not apply to the purchase of Class B and Class C shares, you can combine your purchase of Class A shares with your purchase of Class B and Class C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.
Rights of Accumulation	You can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.	X
Reinvestment of Redeemed Shares	Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge as noted to the right.	For Class A, you will not have to pay an additional front-end sales charge.	For Class B, your account will be credited with the CDSC you previously paid on the amount you are reinvesting. Your schedule for CDSC and conversion to Class A will not start over again, it will pick up from the point at which you redeemed your shares.	Not available.
SIMPLE IRA, SEP/IRA, SAR/SEP, Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7), and 457 Retirement Plans	These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.	X	There is no reduction in sales charges for Class B or Class C shares for group purchases by retirement plans.

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Buying Class A shares at Net Asset Value	Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager or any of its current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into Dealer’s Agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Fund’s Institutional Class.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

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About your account (continued)

Waivers of Contingent Deferred Sales Charges

The Fund’s applicable CDSCs may be waived under the following circumstances:

Category	A*	Share class B	C
Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.	X	X	X
Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.	X	X	X
Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the Code).	X	Not available.	Not available.
Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.	X	Not available.	Not available.
Periodic distributions from an individual retirement account (i.e., IRA, ROTH IRA, Coverdell IRA, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan** (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.	X	X	X
Returns of Excess Contributions due to any regulatory limit from an individual retirement account (i.e., IRA, ROTH IRA, Coverdell IRA, SIMPLE IRA, SAR/SEP or SEP/IRA) or a qualified plan (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan).	X	X	X
Distributions by other employee benefit plans to pay benefits.	X	Not available.	Not available.
Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.	X	X	X

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Category	A*	Share class B	C
Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.	X	X	X
Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.	X	Not available.	X
Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at Net Asset Value” above.	X	Not available.	Not available.

*The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.
 **Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

 Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge in a clear and prominent format on the Delaware Investments® Funds’ Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the SAI.

How to buy shares	Through your financial advisor Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

19

About your account (continued)

How to buy shares (continued)

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum purchase is $250, and you can make additional investments of $25 or more if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act, or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings Account (formerly, an Education IRA) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of the Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

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Fair valuation	When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools, to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board as described above.

Retirement plans	In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

Document delivery	If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th  Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

21

About your account (continued)

How to redeem shares (continued)

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums	If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, your Fund may redeem your account after 60 days’ written notice to you.

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Special services	To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

	Automatic Investing Plan	The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

	Direct Deposit	With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

	Electronic Delivery	With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports and other fund materials online, in a secure internet environment at any time, from anywhere.

	Online Account Access	Account access is a password protected area of the Delaware Investments® Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund’s Prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise be adversely affected.

MoneyLineSM On Demand Service

Through our MoneyLineSM On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

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About your account (continued)

Special services (continued)	MoneyLine Direct Deposit Service	Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan	Through our Systematic Withdrawal Plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares	The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board of Trustees has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading could continue.

24

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar-cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

25

About your account (continued)

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will also distribute net realized capital gains, if any, at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information. Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

26

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

27

Financial highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 523-1918.

	Class A

Year ended
					10/31
Delaware U.S. Growth Fund	2006	2005	2004	2003	2002
Net asset value, beginning of period	$12.700	$10.620	$10.840	$9.260	$11.800
Income (loss) from investment operations:
Net investment loss[1]	(0.043)	(0.020)	(0.064)	(0.039)	(0.058)
Net realized and unrealized gain (loss) on investments	0.453	2.100	(0.156)	1.619	(2.482)
Total from investment operations	0.410	2.080	(0.220)	1.580	(2.540)
Net asset value, end of period	$13.110	$12.700	$10.620	$10.840	$9.260
Total return[2]	3.23%	19.59%	(2.03%)	17.06%	(21.53%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$109,854	$38,566	$38,339	$60,934	$51,887
Ratio of expenses to average net assets	1.05%	1.15%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly	1.22%	1.46%	2.15%	2.28%	1.88%
Ratio of net investment loss to average net assets	(0.34%)	(0.17%)	(0.59%)	(0.40%)	(0.51%)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.51%)	(0.48%)	(1.34%)	(1.28%)	(0.99%)
Portfolio turnover	25%	65%	158%	77%	103%

1 The average shares outstanding method has been applied for per share information.
 2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the Manager and the Distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
3 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
4 Portfolio turnover is representative of the Fund for the entire year.

How to read the	Net investment	Net realized and unrealized	Net asset value
financial highlights	income (loss)	gain (loss) on investments	(NAV)	Total return
	Net investment	A realized gain occurs when we	This is the value	This represents the rate that an
	income (loss)	sell an investment at a profit,	of a mutual fund	investor would have earned or lost on
	includes dividend	while a realized loss occurs	share, calculated	an investment in a fund. In calculating
	and interest income	when we sell an investment at	by dividing the	this figure for the financial highlights
	earned from a fund’s	a loss. When an investment	net assets by the	table, we include applicable fee
	investments; it is	increases or decreases in	number of shares	waivers, exclude front-end sales
	after expenses have	value but we do not sell it, we	outstanding.	charges and CDSCs, and assume
	been deducted.	record an unrealized gain or		the shareholder has reinvested all
		loss. The amount of realized		dividends and realized gains.
gain per share, if any, that we
pay to shareholders would be
listed under “Less dividends
and distributions from: Net
realized gain on investments.”

28

Class B					Class C					Class R
			Year ended						Year ended			Year ended	6/2/03[3]
				10/31					10/31			10/31	to
2006	2005	2004	2003	2002	2006	2005	2004	2003	2002	2006	2005	2004	10/31/03
$11.500	$9.690	$9.950	$8.560	$10.990	$12.460	$10.500	$10.790	$9.280	$11.910	$12.620	$10.590	$10.830	$10.120

(0.123)	(0.091)	(0.132)	(0.100)	(0.131)	(0.131)	(0.099)	(0.140)	(0.108)	(0.139)	(0.070)	(0.051)	(0.097)	(0.033)
0.413	1.901	(0.128)	1.490	(2.299)	0.451	2.059	(0.150)	1.618	(2.491)	0.450	2.081	(0.143)	0.743
0.290	1.810	(0.260)	1.390	(2.430)	0.320	1.960	(0.290)	1.510	(2.630)	0.380	2.030	(0.240)	0.710
$11.790	$11.500	$9.690	$9.950	$8.560	$12.780	$12.460	$10.500	$10.790	$9.280	$13.000	$12.620	$10.590	$10.830
2.52%	18.68%	(2.61%)	16.24%	(22.11%)	2.57%	18.67%	(2.69%)	16.27%	(22.08%)	3.01%	19.17%	(2.22%)	7.02%

$22,563	$28,431	$30,686	$39,613	$40,196	$22,641	$9,327	$8,387	$10,684	$10,792	$669	$354	$245	$189
1.75%	1.85%	2.10%	2.10%	2.10%	1.75%	1.85%	2.10%	2.10%	2.10%	1.25%	1.42%	1.70%	1.70%
1.87%	2.11%	2.80%	2.94%	2.58%	1.87%	2.11%	2.80%	2.94%	2.58%	1.47%	1.71%	2.40%	2.71%
(1.04%)	(0.87%)	(1.29%)	(1.10%)	(1.21%)	(1.04%)	(0.87%)	(1.29%)	(1.10%)	(1.21%)	(0.54%)	(0.44%)	(0.89%)	(0.76%)
(1.16%)	(1.13%)	(1.99%)	(1.94%)	(1.69%)	(1.16%)	(1.13%)	(1.99%)	(1.94%)	(1.69%)	(0.76%)	(0.73%)	(1.59%)	(1.77%)
25%	65%	158%	77%	103%	25%	65%	158%	77%	103%	25%	65%	158%	77% [4]

Ratio of net investment
	Ratio of expenses to	income (loss) to
Net assets	average net assets	average net assets	Portfolio turnover rate
Net assets represent	The expense ratio is the	We determine this	This figure tells you the amount of trading
the total value of all	percentage of net assets	ratio by dividing net	activity in a fund’s portfolio. A turnover rate of
the assets in a fund’s	that a fund pays annually	investment income (loss)	100% would occur if, for example, a fund bought
portfolio, less any	for operating expenses and	by average net assets.	and sold all of the securities in its portfolio once
liabilities, that are	management fees. These		in the course of a year or frequently traded a
attributable to that	expenses include accounting		single security. A high rate of portfolio turnover
class of the fund.	and administration expenses,		in any year may increase brokerage commissions
	services for shareholders, and		paid and could generate taxes for shareholders
	similar expenses.		on realized investment gains.

29

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bonds
A debt security, like an IOU, issued by a company, municipality, or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed income securities.”

Bond ratings
 Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. See also “Nationally recognized statistical rating organization.”

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
 The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Corporate bond
 A debt security issued by a corporation. See “Bonds.”

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment’s value.

Diversification
 The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund’s portfolio of securities.

Duration
A measurement of a fixed income investment’s price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
 A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining the fund’s portfolio of securities and distributing its shares. They are paid from the fund’s assets before any earnings are distributed to shareholders.

30

Financial advisor
 Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

Fixed income securities
 With fixed income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate, or municipal bonds, and money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bonds.”

Government securities
 Securities issued by the U.S. Government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
 The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD
The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks, and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund’s portfolio, less any liabilities.

Preferred stock
 Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount of money you invest (also called capital). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
 The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Russell 1000® Growth Index
Measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest U.S. companies based on total market capitalization.

S&P 500® Index
An unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

31

Glossary (continued)

Sales charge
 Charged on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes
Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
 A document that provides more detailed information about a fund’s organization, management investments, policies, and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
 An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide special tax advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high volatility” investments.

32

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

33

Contact information

WEB SITE
 www.delawareinvestments.com

E-MAIL
 service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder Service Center: Monday to Friday, 8 a.m. to 7 p.m. Eastern Time.

  For fund information, literature, price, yield, and performance figures.

  For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

DELAPHONE SERVICE
 800 362-FUND (800 362-3863)

  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE FUND SYMBOLS
Delaware U.S. Growth Fund

	CUSIP	Nasdaq
Class A	245917505	DUGAX
Class B	245917604	DEUBX
Class C	245917703	DEUCX
Class R	245917711	DEURX

Registrant’s Investment Company Act file number: 811-07972

PR-101 [10/06] CGI 02/07	MF-07-02-007 PO11641

  GROWTH-EQUITY

Prospectus	FEBRUARY 28, 2007

DELAWARE U.S. GROWTH FUND
INSTITUTIONAL CLASS
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware U.S. Growth Fund	2

How we manage the Fund	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Fund	8
Disclosure of portfolio holdings information	8

Who manages the Fund	page 9
Investment manager	9
Portfolio managers	9
Manager of managers structure	10
Who’s who?	11

About your account	page 12
Investing in the Fund	12
Payments to intermediaries	12
How to buy shares	13
Fair valuation	14
Document delivery	14
How to redeem shares	14
Account minimum	15
Exchanges	15
Frequent trading of Fund shares	15
Dividends, distributions, and taxes	17
Certain management considerations	18

Financial highlights	page 19

Glossary	page 21

Additional information	page 24

1

Profile: Delaware U.S. Growth Fund

What is the Fund’s goal?

Delaware U.S. Growth Fund seeks long-term capital appreciation by investing in equity securities of companies we believe have the potential for sustainable free cash flow growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

Who should invest in the Fund
  Investors with long-term financial goals.

  Investors seeking capital growth potential.

  Investors seeking a fund that can be a complement to
  income-producing or   value-oriented investments.

Who should not invest in the Fund

  Investors with short-term financial goals.

  Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

  Investors whose primary goal is to receive current income.

What are the Fund’s main investment strategies? We invest primarily in common stocks. The Fund invests primarily in companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom up approach, we seek to select securities we believe have large-end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock. Whether companies provide dividend income and the amount of income they provide will not be a primary factor in the Fund’s selection decisions. We may sell a security if we no longer believe that security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. We may also invest up to 20% of the Fund’s assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Fund’s debt securities and bonds, do not exceed 35% of the Fund’s assets.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. This Fund will be particularly affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor performance in specific companies or industries. Stocks of companies with high growth expectations may be more susceptible to price declines if they do not meet those high expectations.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page 8.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has the Delaware U.S. Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how annual returns for the Fund’s Institutional Class shares have varied over the past 10 calendar years, as well as the average annual returns of the Institutional Class shares for one-, five-, and 10-year periods. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Please see the footnotes on page 4 for additional information about the expense caps.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 30.66% for the quarter ended December 31, 1999 and its lowest quarterly return was -20.96% for the quarter ended March 31, 2001.

Average annual returns for periods ending 12/31/06		1 year	5 years	10 years

	Return before taxes	2.61%	1.24%	6.04%
	Return after taxes on distributions	2.61%	1.24%	4.58%
	Return after taxes on distributions
	and sale of Fund shares	1.69%	1.06%	4.41%
	Russell 1000® Growth Index
	(reflects no deduction for fees,
	expenses, or taxes)	9.07%	2.69%	5.44%

The Fund’s returns above are compared to the performance of the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest U.S. companies based on total market capitalization. You should remember that, unlike the Fund, the Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund’s returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

3

Profile: Delaware U.S. Growth Fund (continued)

What are the Fund’s fees and expenses?	CLASS	INSTITUTIONAL
You do not pay sales charges directly from your investments	Maximum sales charge (load) imposed on
when you buy or sell shares of the Institutional Class.	purchases as a percentage of offering price	none
	Maximum contingent deferred sales charge
	(load) as a percentage of original purchase
	price or redemption price, whichever is lower	none
	Maximum sales charge (load) imposed on
	reinvested dividends	none
	Redemption fees	none
	Exchange fees[1]	none
	CLASS	INSTITUTIONAL
Annual fund operating expenses are deducted from the	Management fees[2]	0.64%
Fund’s assets.	Distribution and service (12b-1) fees	none
	Other expenses	0.23%
	Total operating expenses	0.87%
	Fee waivers and payments	(0.12% )
	Net expenses	0.75%
	CLASS	INSTITUTIONAL
This example is intended to help you compare the	1 year	$77
cost of investing in the Fund to the cost of investing in	3 years	$266
other mutual funds with similar investment objectives.	5 years	$470
We show the cumulative amount of Fund expenses on	10 years	$1,061
a hypothetical investment of $10,000 with an annual 5%
return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with
expense waivers for the one-year contractual period and the
total operating expenses without expense waivers for years two through 10. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
2 The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from the date of this Prospectus through February 29, 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations [collectively, “non-routine expenses”]) from exceeding, in an aggregate amount, 0.75% of average daily net assets of the Fund.
For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

4

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment goals.

We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining growth. Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.

The Fund’s investment objective is non-fundamental. This means that the Board of Trustees may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Delaware U.S. Growth Fund seeks long-term capital appreciation. We invest primarily in common stocks and, though we have the flexibility to invest in companies of all sizes, we generally focus on medium- and large-size companies. Our goal is to own companies that we expect to grow faster than the U.S. economy. Using a bottom up approach, we look for companies that we believe:

  have large-end market potential, dominant business models, and strong free cash flow generation;

  demonstrate operational efficiencies;

  have planned well for capital allocation; and

  have governance policies that tend to be favorable to shareholders.

There are a number of catalysts that might increase a company’s potential for free cash flow growth. Our disciplined, research-intensive selection process is designed to identify catalysts such as:
  management changes;

  new products;

  structural changes in the economy; or

  corporate restructurings and turnaround situations.

5

  How we manage the Fund (continued)

The securities we    Stocks offer investors the potential for capital appreciation. Certain stocks that we invest in may pay
typically invest in    dividends as well.

Securities	How we use them
Common stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.

Generally, we invest 85% to 100% of the Fund’s net assets in common stock of companies that we think have appreciation potential. We may invest in companies of all sizes, but typically focus on medium- and large-size companies.

Foreign securities and American depositary receipts (ADRs): Foreign securities are issued directly by non-U.S. entities. ADRs are typically issued by a U.S. bank and represent the bank’s holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities. Sponsored ADRs are issued jointly by the issuer of the underlying security and the depositary, and unsponsored ADRs are issued by the depositary without the participation of the issuer of the underlying security.

We may invest up to 20% of the Fund’s net assets in securities of foreign issuers. Such foreign securities may be traded on a foreign exchange, or they may be in the form of ADRs. Direct ownership of foreign securities will typically not be a significant part of our strategy. We may, however, own ADRs when we think they offer greater appreciation potential than U.S. securities.

Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for the Fund’s cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. We will only enter into repurchase agreements in which the collateral is comprised of U.S. Government securities.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 10% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.	We may invest up to 10% of the Fund’s net assets in illiquid securities.
Fixed income securities: Securities that may include debt securities, bonds, and convertible bonds, as well as non-investment grade fixed income securities.

We may invest up to 20% of the Fund’s assets in debt securities and bonds. We may also invest up to 10% of this portion in non-investment grade bonds if we believe that doing so would help us to meet the Fund’s objective. We may also invest in convertible bonds, preferred stocks, and convertible preferred stock, provided that these investments, when aggregated with the Fund’s investments in debt securities and bonds, do not exceed 35% of the Fund’s assets.

6

Securities	How we use them

Options and futures: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller of an option must go through with the transaction.

Writing a call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future). The writer of the call option receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, a fund would lose out on those gains. A call option written by a fund is “covered” if a fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

If we have stocks that have unrealized gains, we may want to protect those gains when we anticipate adverse conditions. We might use options or futures to neutralize the effect of any anticipated price declines, without selling the security. We may also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment, particularly if we had excess cash that we wanted to invest quickly.

We might use covered call options if we believe that doing so would help the Fund to meet its investment objective.

Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.

We may also invest in other securities, including preferred stock and U.S. Government securities. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to one-third of the Fund’s assets to qualified broker/dealers and institutional investors for their use in their securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Fund.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Portfolio turnover We anticipate that the Fund’s annual portfolio turnover rate may be greater than 100%. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Temporary defensive positions For temporary defensive purposes, we may invest up to 100% of the Fund’s assets in money market or other high-quality, short-term instruments when the Manager determines that market conditions warrant. We may also hold a portion of the Fund’s assets in cash for liquidity purposes. To the extent that we hold such instruments, the Fund may be unable to achieve its investment objective.

7

How we manage the Fund (continued)

The risks of investing in the Fund	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them
Market risk is the risk that all or a majority of the securities in a certain market – like the stock or bond market – will decline in value because of factors such as economic conditions, future expectations, or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended time frame regardless of interim market fluctuations. We do not try to predict overall market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

We may hold a substantial part of the Fund’s assets in cash or cash equivalents as a temporary, defensive strategy.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.	We limit the amount of the Fund’s assets invested in any one industry and in any individual security.
Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.	We are permitted to invest up to 20% of the Fund’s portfolio in foreign securities. When we do purchase foreign securities they are generally ADRs, which are denominated in U.S. dollars and traded on U.S. stock exchanges.
Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.	We limit exposure to illiquid securities to no more than 10% of the Fund’s net assets.
Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds rated below investment grade are particularly subject to this risk.

Fixed income securities are not typically a significant component of our strategy. However, when we do invest in fixed income securities, we will not hold more than 10% of the Fund’s net assets in high yield, non-investment grade bonds. This limitation, combined with our careful, credit-oriented bond selection and our commitment to hold a diversified selection of high yield bonds are designed to manage this risk.

Futures and options risk is the possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.	We may use options and futures to protect gains in the portfolio without actually selling a security. We may also use options and futures to quickly invest excess cash so that the portfolio is generally fully invested.

Disclosure of portfolio holdings information	A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

8

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (the Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of waivers, of 0.53% of the Fund’s average daily net assets for the last fiscal year.

A discussion of the basis for the Board of Trustees’ approval of the Fund’s investment advisory contract is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2006.

Portfolio managers	Jeffrey S. Van Harte has primary responsibility for making day-to-day investment decisions for Delaware U.S. Growth Fund. In making investment decisions for the Fund, Mr. Van Harte regularly consults with Christopher J. Bonavico, Daniel J. Prislin, and Christopher M. Ericksen.

Jeffrey S. Van Harte, CFA, Senior Vice President, Chief Investment Officer – Focus Growth Equity
Mr. Van Harte joined Delaware Investments in April 2005. He is the chief investment officer for the Focus Growth Equity team, responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. Most recently, he was a principal and executive vice president at Transamerica Investment Management. Mr. Van Harte has been managing portfolios and separate accounts for more than 20 years. Before becoming a portfolio manager, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Mr. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Bonavico, who joined Delaware Investments in April 2005, is a senior portfolio manager on the firm’s Focus Growth Equity team. This team is responsible for large-cap growth, all-cap growth, and one smid-cap growth portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Mr. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Daniel J. Prislin, CFA, Vice President, Senior Portfolio Manager, Equity Analyst
Mr. Prislin joined Delaware Investments in April 2005 as a senior portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap portfolio. He was most recently a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Mr. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

Christopher M. Ericksen, CFA, Vice President, Portfolio Manager, Equity Analyst
Mr. Ericksen joined Delaware Investments in April 2005 as a portfolio manager on the firm’s Focus Growth Equity team, which is responsible for large-cap growth, all-cap growth, and one smid-cap product. He was most recently a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Mr. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

9

Who manages the Fund (continued)

Manager of managers structure

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board of Trustees, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

10

Who’s who?	This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between it and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

11

About your account

Investing in the Fund	Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Fund’s Manager or its affiliates and of securities dealer firms with a selling agreement with the Fund’s distributor (Distributor);

  institutional advisory accounts (including mutual funds managed by the Fund’s Manager) and client of Delaware Investment Advisers, an affiliate of the Manager, or its affiliates, as well as the clients’ affiliates and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment advisors investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of the Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Internal Revenue Code (the Code), as amended, for which the Fund’s Manager, Distributor or service agent or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution or similar services; or

  programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, Lincoln Financial Distributors, Inc., and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value (NAV) or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

12

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

Through your financial advisor Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of the Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

  13

About your account (continued)

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send you one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 362-7500 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8990. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption order is received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

14

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum	If you redeem shares and your account balance falls below $250, your Fund may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund’s Prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request, if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares	The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board of Trustees has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

15

About your account (continued)

Frequent trading of Fund shares (continued)

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and the fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

16

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar-cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will also distribute net realized capital gains, if any, at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information. Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid “Buying a Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

17

About your account (continued)

Dividends, distributions, and taxes (continued)

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

18

Financial highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. All “per share” information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request by calling 800 523-1918.

				Institutional Class
	Year ended 10/31
U.S. Growth Fund	2006	2005	2004	2003	2002
Net asset value, beginning of period	$13.280	$11.080	$11.270	$9.600	$12.190
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.005)	0.015	(0.031)	(0.010)	(0.024)
Net realized and unrealized gain (loss)
on investments	0.475	2.185	(0.159)	1.680	(2.566)
Total from investment operations	0.470	2.200	(0.190)	1.670	(2.590)
Net asset value, end of period	$13.750	$13.280	$11.080	$11.270	$9.600
Total return[2]	3.54%	19.86%	(1.69%)	17.40%	(21.25%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$569,335	$274,424	$2,666	$27,420	$30,575
Ratio of expenses to average net assets	0.75%	0.85%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets prior to
expense limitations and expenses paid indirectly	0.87%	1.11%	1.80%	1.94%	1.58%
Ratio of net investment income (loss) to average net assets	(0.04%)	0.13%	(0.29%)	(0.10%)	(0.21%)
Ratio of net investment loss to average net assets prior to
expense limitation and expenses paid indirectly	(0.16%)	(0.13%)	(0.99%)	(0.94%)	(0.69%)
Portfolio turnover	25%	65%	158%	77%	103%

1 The average shares outstanding method has been applied for per share information.
 2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Manager. Performance would have been lower had the expense limitation not been in effect.

19

Financial highlights (continued)

How to read the financial highlights

Net investment income (loss)

Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments

A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (NAV)

This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return

This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets

Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets

The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders and similar expenses.

Ratio of net investment income (loss) to average net assets

We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover rate

This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

  20

Glossary

How to use this glossary	This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
 An increase in the value of an investment.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bonds
 A debt security, like an IOU, issued by a company, municipality, or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond’s price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See “Fixed income securities.”

Bond ratings
 Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. See also “Nationally recognized statistical rating organization.”

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
 The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
 A debt security issued by a corporation. See “Bonds.”

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment’s value.

Diversification
 The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund’s portfolio of securities.

Duration
A measurement of a fixed income investment’s price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
 A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining the fund’s portfolio of securities and distributing its shares. They are paid from the fund’s assets before any earnings are distributed to shareholders.

Fixed income securities
 With fixed income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate, or municipal bonds, and money market securities, typically pay a fixed rate of return (often referred to as interest). See “Bonds.”

21

Glossary (continued)

Government securities
 Securities issued by the U.S. Government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
 The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD
The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical rating organization (NRSRO)
 A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks, and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund’s portfolio, less any liabilities.

Preferred stock
 Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount of money you invest (also called capital). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
 The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Russell 1000® Growth Index
Measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest U.S. companies based on total market capitalization.

S&P 500® Index
An unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes
Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

22

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
 A document that provides more detailed information about a fund’s organization, management, investments, policies, and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
 An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high volatility” investments.

23

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 362-7500. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR Database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

24

Contact information

WEB SITE
 www.delawareinvestments.com

E-MAIL
 service@delinvest.com

CLIENT SERVICES REPRESENTATIVE
800 362-7500

DELAPHONE SERVICE
 800 362-FUND (800 362-3863)

  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE U.S. GROWTH FUND

	CUSIP	Nasdaq
Institutional Class	245917802	DEUIX

Registrant’s Investment Company Act file number: 811-07972

PR-101 [10/06] CGI 02/07	MF-07-02-008 PO11642

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2007

DELAWARE GROUP ADVISER FUNDS
Delaware Diversified Income Fund
Delaware U.S. Growth Fund

     2005 Market Street
Philadelphia, PA 19103-7094

For more information about the Institutional Classes: 800 362-7500

For Prospectus, Performance and Information on Existing Accounts of
Class A Shares, Class B Shares, Class C Shares, and Class R Shares: 800 523-1918

Dealer Services (Broker/dealers only): 800 362-7500

     This Statement of Additional Information (“Part B”) describes the shares of the Delaware Diversified Income Fund and Delaware U.S. Growth Fund (each a “Fund” and collectively, the “Funds”), which are series of the Delaware Group Adviser Funds (the “Trust”). Each Fund offers Class A, B, C, and R Shares (collectively, the “Fund Classes”). Each Fund also offers an Institutional Class (collectively, the “Institutional Classes”). All references to “shares” or “Classes” in this Part B refer to all classes of shares of the Funds, except where noted. The Funds’ investment manager is Delaware Management Company, a series of Delaware Management Business Trust (the “Manager”).

      This Part B supplements the information contained in the current Prospectuses for the Funds, each dated February 28, 2007, as they may be amended from time to time. This Part B should be read in conjunction with the applicable Prospectus. Part B is not itself a Prospectus but is, in its entirety, incorporated by reference into each Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at the above address or by calling the above phone numbers. The Funds’ financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800 523-1918.

	Page		Page
Organization and Classification	2	Purchasing Shares	39
Investment Objectives, Restrictions, and Policies	2	Investment Plans	50
Investment Strategies and Risks	3	Determining Offering Price and Net Asset Value	54
Disclosure of Portfolio Holdings Information	20	Redemption and Exchange	55
Management of the Trust	21	Distributions and Taxes	61
Investment Manager and Other Service Providers	29	Performance Information	70
Portfolio Managers	33	Financial Statements	70
Trading Practices and Brokerage	36	Principal Holders	71
Capital Structure	38	Appendix A – Description of Ratings	73

ORGANIZATION AND CLASSIFICATION

Organization
     The Trust was originally organized as a Maryland corporation on August 10, 1993 and was subsequently reorganized as a Delaware statutory trust on November 23, 1999.

Classification
     The Trust is an open-end management investment company. Each Fund’s portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES

Investment Objective
     Each Fund’s investment objective is non-fundamental, and may be changed without shareholder approval. However, the Board of Trustees must approve any changes to non-fundamental investment objectives and a Fund will notify shareholders prior to a material change in the Fund’s objective.

Fundamental Investment Restrictions
     Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a “majority” of each Fund’s outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

     The Funds shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of their investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit each Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that each Fund may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where they may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933” Act).

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, loaning their assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
      In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Funds will be subject to the following investment restriction, which is considered non-fundamental and may be changed by each Fund’s respective Board of Trustees without shareholder approval: Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Portfolio Turnover
      Portfolio trading will be undertaken principally to accomplish each Fund’s respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code, as amended (the “Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

      The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

      For the fiscal years ended October 31, 2006 and 2005, the Funds’ portfolio turnover rates were as follows:

Fund	2006	2005
Delaware Diversified Income Fund	296%	417%
Delaware U.S. Growth Fund	25%	65%

INVESTMENT STRATEGIES AND RISKS

      The Funds’ investment objectives, strategies, and risks are described in the Prospectuses. Certain additional information is provided below. All investment strategies of the Funds are non-fundamental and may be changed without shareholder approval, except those identified below as fundamental restrictions.

Bank Obligations
     Certificates of deposit (“CDs”) are short-term negotiable obligations of commercial banks; time deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

      Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls, and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

     Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (i) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its State Branches. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, the Manager will carefully evaluate such investments on a case-by-case basis.

     Savings and loan associations whose CDs may be purchased by either Fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the U.S. Government. As a result, such savings and loan associations are subject to regulation and examination.

Combined Transactions
     The Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency, and interest rate transactions (“component” transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Convertible Securities
     Delaware U.S. Growth Fund may invest in securities that either have warrants or rights attached or are otherwise convertible into other or additional securities. A convertible security is typically a fixed income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are generally senior to common stocks in a corporation’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in capital appreciation attendant upon a market price advance in the common stock underlying the convertible security. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed income security) or its “conversion value” (i.e., its value upon conversion into its underlying common stock). While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Credit Default Swaps
     The Delaware Diversified Income Fund may enter into credit default swap (“CDS”) contracts to the extent consistent with its investment objectives and strategies. A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium. In the most general sense, the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of protection of the reference security or securities. The benefit for the seller of protection is the premium income it receives. The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities). The Fund also might use CDS contracts to create or vary exposure to securities or markets.

      CDS transactions may involve general market, illiquidity, counterparty, and credit risks. CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities. The aggregate notional amount (typically, the principal amount of the reference security or securities) of the Fund’s investments in the CDS contracts will be limited to 15% of its total net assets. As the purchaser or seller of protection, the Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

      Where the Fund is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference security (or basket of securities), (2) a security (or basket of securities) deemed to be the equivalent of the reference security (or basket of securities), or (3) the negotiated monetary value of the obligation, the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the reference security (or basket of securities), the Fund will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation. To the extent that the Fund, as a seller of protection, may be required in the event of a credit default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its books and records cash or liquid securities sufficient to cover the obligation. If the CDS permits the Fund to offset its obligations against the obligations of the counterparty under the CDS, then the Fund will only designate on its books and records cash or liquid securities sufficient to cover the Fund’s net obligation to the counterparty, if any. All cash and liquid securities designated by the Fund to cover its obligations under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract, the Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring or agreed upon event (each of these events is a “Credit Event”). If a Credit Event occurs, the Fund generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value. Provided that no Credit Event occurs, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS contract, the Fund would have no delivery requirement or payment obligation to the purchaser of protection. As the seller of protection, the Fund would have credit exposure to the reference security (or basket of securities). The Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the purchaser of protection in a CDS contract, the Fund would pay a premium to the seller of protection. In return, the Fund would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities). A risk in this type of transaction is that the seller of protection may fail to satisfy its payment obligations to the Fund if a Credit Event should occur. This risk is known as counterparty risk and is described in further detail below.

     If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities). If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually negotiated. The term of a CDS contract, assuming no Credit Event occurs, is typically between two and five years. CDS contracts may be unwound through negotiation with the counterparty. Additionally, a CDS contract may be assigned to a third party. In either case, the unwinding or assignment involves the payment or receipt of a separate payment by the Fund to terminate the CDS contract.

     A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, the Fund’s potential loss is the agreed upon periodic stream of payments from the purchaser of protection. If there is a default by a counterparty that is a seller of protection, the Fund’s potential loss is the failure to receive the par value or other agreed upon value from the seller of protection if a Credit Event should occur. CDS contracts do not involve the delivery of collateral to support each party’s obligations; therefore, the Fund will only have contractual remedies against the counterparty pursuant to the CDS agreement. As with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. The Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Eurodollar Instruments
     Each Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Foreign Currency Transactions
     Each Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

     Foreign Currency Options: The Funds may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

     Foreign Currency Conversion: Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should either Fund desire to resell that currency to the dealer.

Foreign Investments
      Diversified Income Fund and U.S. Growth Fund may invest up to 50% and 20%, respectively, of its respective assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager will be able to anticipate or counter these potential events.

      The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

      Each Fund may invest in foreign securities that impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

      American Depositary Receipts and European Depositary Receipts (“ADRs” and “EDRs”) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

Forward Foreign Currency Exchange Contracts
     When dealings in forward contracts, each Fund will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Funds generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and Fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of a forward contract) of securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

     When each Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when each Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Funds may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, each Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, each Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of each Fund denominated in such foreign currency.

     The Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.

     In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Manager expects to enter into settlement hedges in the normal course of managing the Fund’s foreign investments. Each Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Manager.

     The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Funds owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge (sometimes referred to as a “position hedge”) would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. Each Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Euros in return for U.S. dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover currency forward contracts. As required by SEC guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts, including settlement hedges, position hedges, and proxy hedges. Successful use of forward currency contracts will depend on the Manager’s skill in analyzing and predicting currency values. Forward contracts may substantially change the Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the Funds if currencies do not perform as the Manager anticipates. For example, if a currency’s value rose at a time when the Manager had hedged the Funds by selling that currency in exchange for dollars, the Funds would be unable to participate in the currency’s appreciation. If the Manager hedges currency exposure through proxy hedges, the Funds could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Manager increases the Funds’ exposure to a foreign currency, and that currency’s value declines, each Fund will realize a loss. There is no assurance that the Manager’s use of forward currency contracts will be advantageous to each Fund or that it will hedge at an appropriate time.

Futures Contracts and Options Thereon
     A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific fixed income security or index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the “initial margin.” Subsequent payments to and from the broker, called “variation margin,” will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as “marking to market.” In the case of options on futures contracts, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume a position in the futures contract (a long position if the option is a call and a short position if the option is a put). If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer’s futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant security or index on the date the option expires.

     Each Fund intends to engage in futures contracts and options thereon as a hedge against changes, resulting from market conditions, in the value of securities which are held by each Fund or which each Fund intends to purchase, in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Additionally, each Fund may write options on futures contracts to realize through the receipt of premium income a greater return than would be realized in each Fund’s portfolio securities alone.

     Risks of Transactions in Futures Contracts: There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by each Fund is subject to the ability of the Funds’ Manager to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

     Although each Fund will purchase or sell futures contracts only on exchanges where there appears to be an adequate secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular contract or at any particular time. Accordingly, there can be no assurance that it will be possible, at any particular time, to close a futures position. In the event each Fund could not close a futures position and the value of such position declined, each Fund would be required to continue to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price movements of the securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     The hours of trading of futures contracts may not conform to the hours during which each Fund may trade the underlying securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures market.

High Yield, High Risk Debt Securities
     The Funds may purchase securities that are rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s (“S&P”). These securities are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer’s creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See Appendix A – Description of Ratings” in this Part B.

     The market for lower-rated securities may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board of Trustees, including the use of third-party pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Funds to value its portfolio securities and the Funds’ ability to dispose of these lower-rated debt securities.

     Since the risk of default is higher for lower-quality securities, the Manager’s research and credit analysis is an integral part of managing any securities of this type held by each Fund. In considering investments for each Fund, the Manager will attempt to identify those issuers of high yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Manager’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

     Each Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Illiquid Securities
     The Delaware Diversified Income Fund and the Delaware U.S. Growth Fund may invest no more than 15% and 10%, respectively, of the value of their net assets in illiquid securities.

     The Funds may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Funds.

     While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer), and whether a security is listed on an electronic network for trading the security.

     If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, the Funds’ holdings of illiquid securities exceed the Funds’ limits on investment in such securities, the Manager will determine what action to take to ensure that each Fund continues to adhere to such limitation.

Investment Companies
      Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Delaware U.S. Growth Fund may not operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.”

Lending of Portfolio Securities
      Each Fund has the ability to lend securities from its portfolio to brokers, dealers, and other financial organizations. Such loans, if and when made, may not exceed one-third of either Fund’s total assets. The Funds may not lend its portfolio securities to Lincoln National Corporation or its affiliates unless it has applied for and received specific authority from the SEC. Loans of securities by the Funds will be collateralized by cash, letters of credit or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Funds may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Funds or with Lincoln National Corporation, and which is acting as a “finder.”

     In lending its portfolio securities, each Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) a Fund must receive 102% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the loaned securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Funds’ Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Money Market Instruments
      Delaware U.S. Growth Fund may invest for defensive purposes in corporate and government money market instruments. Money market instruments in which the Fund may invest include U.S. Government securities; certificates of deposit, time deposits, and bankers’ acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. See also “Bank Deposits” above.

Mortgage-Backed Securities
     Each Fund may invest in mortgage-related securities including those representing an undivided ownership interest in a pool of mortgages.

     Government National Mortgage Association Certificates: Certificates issued by the Government National Mortgage Association (“GNMA”) are mortgage-backed securities representing part ownership of a pool of mortgage loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. The timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

     Principal is paid back monthly by the borrower over the term of the loan. Investment of prepayments may occur at higher or lower rates than the anticipated yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current market rates, GNMA certificates can be less effective than typical bonds of similar maturities at “locking in” yields during periods of declining interest rates. GNMA certificates typically appreciate or decline in market value during periods of declining or rising interest rates, respectively. Due to the regular repayment of principal and the prepayment feature, the effective maturities of mortgage pass-through securities are shorter than stated maturities, will vary based on market conditions and cannot be predicted in advance. The effective maturities of newly-issued GNMA certificates backed by relatively new loans at or near the prevailing interest rates are generally assumed to range between approximately nine and 12 years.

     FNMA and FHLMC Mortgage-Backed Obligations: The Federal National Mortgage Association (“FNMA”), a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government.

     As is the case with GNMA certificates, the actual maturity of, and realized yield on, particular FNMA and FHLMC pass-through securities will vary based on the prepayments of the underlying pool of mortgages and cannot be predicted.

Municipal Securities
     Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as “private activity bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as “industrial development bonds” under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately operated industrial, distribution, research, or commercial facilities may also be municipal securities, but the size of such issues is limited under current and prior federal tax law.

     Information about the financial condition of issuers of municipal securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Options on Foreign and U.S. Currencies and Securities
      Each Fund may purchase and sell (write) put and call options on securities, although the present intent is to write only covered call options. These covered call options must remain covered so long as each Fund is obligated as a writer. A call option written by each Fund is “covered” if the Funds own the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds’ custodian) upon conversion or exchange of other securities held in their portfolios. A call option is also covered if each Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, treasury bills or other high grade, short-term debt obligations in a segregated account with the Fund’s custodian. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

     If the writer of an option wishes to terminate the obligation, he or she may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option (whether an exchange-traded option or a NASDAQ option) is required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of The Options Clearing Corporation (“OCC”), the Chicago Board of Trade and the Chicago Mercantile Exchange, institutions which interpose themselves between buyers and sellers of options. Technically, each of these institutions assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

     An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although each Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or other trading facility will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the Funds, as a covered call option writer, are unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders. However, the OCC, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

Options on Stock Indices
     Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the “multiplier”). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash.

     The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

     Except as described below, each Fund will write call options on indices only if on such date it holds a portfolio of securities at least equal to the value of the index times the multiplier times the number of contracts. When each Fund writes a call option on a broadly-based stock market index, the Fund will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, cash, cash equivalents or at least one “qualified security” with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. The Funds will write call options on broadly-based stock market indices only if at the time of writing it holds a diversified portfolio of stocks.

     If the Funds have written an option on an industry or market segment index, they will so segregate or put into escrow with their custodian, or pledge to a broker as collateral for the option, at least ten “qualified securities,” which are stocks of an issuer in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of each Fund’s holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly-based stock market index options or 25% of such amount in the case of industry or market segment index options.

     If at the close of business, the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will segregate, escrow or pledge an amount in cash, Treasury bills or other high grade short-term debt obligations equal in value to the difference. In addition, when each Fund writes a call on an index which is in-the-money at the time the call is written, the Fund will segregate with its custodian or pledge to the broker as collateral, cash, U.S. Government or other high grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to each Fund’s obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. However, if each Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term debt obligations in a segregated account with its custodian, it will not be subject to the requirements described in this paragraph.

     Risks of Options on Stock Indices: Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, each Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to each Fund. It is the Funds’ policy to purchase or write options only on indices that include a number of securities sufficient to minimize the likelihood of a trading halt in the index.

     Special Risks of Writing Calls on Stock Indices: Unless each Fund has other liquid assets which are sufficient to satisfy the exercise of a call, each Fund would be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Fund fails to anticipate an exercise it may have to borrow from a bank (in amounts not exceeding 20% of the value of such Fund’s total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

     When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell securities in its portfolio. As with stock options, each Fund will not learn that an index option has been exercised until the day following the exercise date. Unlike a call on stock where the

Funds would be able to deliver the underlying securities in settlement, the Funds may have to sell part of its portfolio in order to make settlement in cash, and the price of such securities might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For example, even if an index call which the Funds have written is “covered” by an index call held by the Funds with the same strike price, the Funds will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the clearing corporation and the close of trading on the date the Funds exercise the call they hold or the time the Funds sell the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

Over-the-Counter Options
     Delaware U.S. Growth Fund may deal in over-the-counter (“OTC”) options. The Fund understands the position of the SEC staff to be that purchased OTC options and the assets used as “cover” for written OTC options are illiquid securities. The Fund and the Manager disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Fund has adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the Fund’s portfolio.

     As part of these procedures, the Fund will engage in OTC options transactions only with primary dealers that have been specifically approved by the Trust’s Board of Trustees and the Manager believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to the Fund. The Fund anticipates entering into written agreements with those dealers to whom the Fund may sell OTC options, pursuant to which the Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. The Fund will not engage in OTC options transactions if the amount invested by the Fund in OTC options plus, with respect to OTC options written by the Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund’s total assets. OTC options on securities other than U.S. Government securities may not be within the scope of such letters and, accordingly, the amount invested by the Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. Government securities will be treated as illiquid and subject to the 10% limitation on the Fund’s net assets that may be invested in illiquid securities. See “Illiquid Securities,” above.

Repurchase Agreements
     While each Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances.

      The funds in the Delaware Investments® family (each a “Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”) have obtained an exemption (the “Order”) from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments® Funds jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

      A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser’s holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of high quality. In addition, each Fund’s counterparty must maintain collateral of at least 102% of the repurchase price, including the portion representing the Fund’s yield under such agreements, which is monitored on a daily basis.

Reverse Repurchase Agreements
     Delaware U.S. Growth Fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. The Fund will maintain in a segregated account with its custodian cash, cash equivalents or U.S. Government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the Fund; accordingly, the Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or net asset value (“NAV”) will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

“Roll” Transactions
     Each Fund may engage in “roll” transactions. A “roll” transaction is the sale of securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by the Funds; accordingly, the Funds will limit their use of these transactions, together with any other borrowings, to no more than one-third of each of their total assets. Each Fund will segregate liquid assets such as cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent each Fund’s aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), each Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of each Fund’s portfolio securities decline while each Fund is in a leveraged position, greater depreciation of their net assets would likely occur than were they not in such a position. As each Fund’s aggregate commitments under these transactions increase, its leverage risk similarly increases.

     Mortgage Dollar Rolls. The Delaware U.S. Growth Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker/dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Swaps, Caps, Floors, and Collars
      Each Fund may enter into interest rate, currency, and index swaps and the purchase or sale of related caps, floors, and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities each Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream that the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with each Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors, and collars are entered into for good faith hedging purposes, the investment manager and neither Fund believes such obligations constitute senior securities under 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Neither Fund will enter into any swap, cap, floor, or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or is determined to be of equivalent credit quality by the Manager. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Variable and Floating Rate Notes
     Variable rate master demand notes, in which each Fund may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. The Funds will not invest over 5% of their assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

      A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by each Fund will be determined by the Fund’s Manager under guidelines established by each Fund’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under either Fund’s investment policies. In making such determinations, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by each Fund, each Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

      Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 15% and 10% of the total assets of the Delaware Diversified Income Fund and Delaware U.S. Growth Fund, respectively, only if such notes are subject to a demand feature that will permit the applicable Fund to demand payment of the principal within seven days after demand by the Fund. If not rated, such instruments must be found by either Fund’s Manager under guidelines established by the Funds’ Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. The Funds may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

When-Issued Securities
     The Funds may purchase securities on a “when-issued” basis. When either Fund agrees to purchase securities on a when-issued basis, it will reserve cash or securities in amounts sufficient to cover its obligations, and will value the reserved assets daily. It may be expected that each Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Funds do not intends to purchase when-issued securities for speculative purposes but only in furtherance of their investment objective. Because each Fund will segregate sufficient cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, a Fund’s liquidity and the ability of the Manager to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.

     When Funds engage in when-issued transactions, they rely on the seller to consummate the trade. Failure of the seller to do so may result in the Funds’ incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     Each Fund has adopted a policy generally prohibiting providing portfolio holdings information to any person until after thirty calendar days have passed. We post a list of each Fund’s portfolio holdings monthly, with a thirty day lag, on the Funds’ Web site, www.delawareinvestments.com. In addition, on a ten day lag, we also make available a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the Web site by calling 800-523-1918.

     Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.

     Third-party rating agencies and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the thirty day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, the Manager nor any affiliate receive any compensation or consideration with respect to these agreements.

     To protect the shareholders’ interest and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

     The Funds’ Board of Trustees will be notified of any substantial change to the foregoing procedures. The Funds’ Board of Trustees also receives an annual report from the Trust’s Chief Compliance Officer on the adequacy of the Trust’s compliance with these procedures.

MANAGEMENT OF THE TRUST

Officers and Trustees
      The business and affairs of the Trust are managed under the direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds. As of January 31, 2007, the Trust’s officers and Trustees owned less than 1% of the outstanding shares of each Class of each Fund except for the Institutional Class of the Delaware Diversified Income Fund, in which they owned 1.13% of the outstanding shares. The Trust’s Trustees and principal officers are noted below along with their ages and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal.

Number of Portfolios
				in Fund Complex	Other Directorships
Name, Address and	Position(s) Held	Length of Time	Principal Occupation(s) During	Overseen by Trustee/	Held by Trustee/
Birthdate	with the Trust	Served	Past 5 Years	Director or Officer	Director or Officer
Interested Trustees
Patrick P. Coyne[2]	Chairman,	Chairman and	Mr. Coyne has served in various	84	None
2005 Market Street	President, Chief	Trustee since	executive capacities at different
Philadelphia, PA	Executive Officer,	August 16,	times at Delaware Investments[1]
19103	and Trustee	2006

April 14, 1963		President and
Chief Executive
Officer since
August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since March	Private Investor –	84	None
2005 Market Street		23, 2005	(March 2004 – Present)
Philadelphia, PA
19103			Investment Manager –
Morgan Stanley & Co.
October 4, 1947			(January 1984 – March 2004)

John A. Fry	Trustee	4 Years	President –	84	Director –
2005 Market Street			Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002 - Present)		Systems
19103
Executive Vice President -
May 28, 1960			University of Pennsylvania
(April 1995 – June 2002)

Anthony D. Knerr	Trustee	12 Years	Founder/Managing Director -	84	None
2005 Market Street			Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990 – Present)

December 7, 1938
Lucinda S. Landreth	Trustee	Since March	Chief Investment Officer –	84	None
2005 Market Street		23, 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002 – 2004)

June 24, 1947
Ann R. Leven	Trustee	16 Years	Consultant –	84	Director and Audit
2005 Market Street			ARL Associates		Committee
Philadelphia, PA			Financial Planner		Chairperson -
19103			(1983 – Present)		Andy Warhol
Foundation
November 1, 1940

Director and Audit
Committee Member -
Systemax Inc.

				Number of Portfolios	Other
				in Fund Complex	Directorships
Name, Address and	Position(s) Held	Length of Time	Principal Occupation(s)	Overseen by Trustee/	Held by Trustee/
Birthdate	with the Trust	Served	During Past 5 Years	Director or Officer	Director or Officer
Thomas F. Madison	Trustee	Since May	President/Chief Executive	84	Director -
2005 Market Street		1997[3]	Officer - MLM Partners, Inc.		CenterPoint Energy
Philadelphia, PA			(Small Business Investing &
19103			Consulting)		Director and Audit
			(January 1993 – Present)		Committee Member -
February 25, 1936					Digital River Inc.

Director and Audit
Committee Member -
Rimage Corporation

Director –
Valmont Industries,
Inc.

Janet L. Yeomans	Trustee	6 Years	Vice President	84	None
2005 Market Street			(January 2003 – Present)
Philadelphia, PA			and Treasurer
19103			(January 2006 – Present)
3M Corporation
July 31, 1948
Ms. Yeomans has held various
management positions at 3M
Corporation since 1983.

J. Richard Zecher	Trustee	Since March	Founder –	84	Director and Audit
2005 Market Street		23, 2005	Investor Analytics		Committee Member
Philadelphia, PA			(Risk Management)		– Investor Analytics
19103			(May 1999 – Present)
Director and Audit
July 3, 1940					Committee Member
– Oxigene, Inc.

Number of
Portfolios in
Fund
Complex
				Overseen by	Other Directorships
Name, Address and	Position(s) Held	Length of	Principal Occupation(s) During	Trustee or	Held by Trustee/
Birthdate	with the Trust	Time Served	Past 5 Years	Officer	Director or Officer
Officers
David F. Connor	Vice President,	Vice President	Mr. Connor has served as	84	None[4]
2005 Market Street	Deputy General	since	Vice President and Deputy
Philadelphia, PA	Counsel, and	September 21,	General Counsel at Delaware
19103	Secretary	2000 and	Investments since 2000
Secretary since
December 2, 1963		October 25,
2005

David P. O’Connor	Senior Vice	Senior Vice	Mr. O’Connor has served in	84	None[4]
2005 Market Street	President, General	President,	various executive and legal
Philadelphia, PA	Counsel and Chief	General	capacities at different times
19103	Legal Officer	Counsel and	at Delaware Investments
Chief Legal
February 21, 1966		Officer since
October 25,
2005
John J. O’Connor	Senior Vice	Treasurer since	Mr. O’Connor has served in	84	None[4]
2005 Market Street	President and	February 17,	various executive capacities
Philadelphia, PA	Treasurer	2005	at different times at
19103			Delaware Investments

June 16, 1957
Richard Salus	Chief Financial	Chief Financial	Mr. Salus has served in	84	None[4]
2005 Market Street	Officer	Officer since	various executive capacities
Philadelphia, PA		November 1,	at different times at
19103		2006	Delaware Investments

October 4, 1963
[1] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Trust’s Manager, principal underwriter, and transfer agent.
[2] Mr. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Trust’s Manager.
[3] In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
[4] Messrs. Connor, David P. O’Connor, John J. O’Connor, and Salus also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same Manager, principal underwriter, and transfer agent as the Trust. Mr. John J. O’Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment manager as the Trust.

     Following is additional information regarding investment professionals affiliated with the Trust.

Name, Address	Position(s) Held with the	Length of	Principal Occupation(s)
and Birthdate	Trust	Time Served	During Past 5 Years
Christopher J. Bonavico	Vice President and Senior	2 Years	Vice President and Senior Portfolio Manager –
505 Montgomery Street	Portfolio Manager		Delaware Investment Advisers, a series of Delaware
11th Floor			Management Business Trust
San Francisco, CA 94111	U.S. Growth Fund		(2005 – Present)

Mr. Bonavico has served in various capacities at
different times at Transamerica Investment
Management, LLC
Ryan K. Brist, CFA	Executive Vice President	6 Years	Mr. Brist has served in various capacities at different
2005 Market Street	and Managing Director,		times at Delaware Investments
Philadelphia, PA 19103-7094	Chief Investment Officer –
Fixed Income
March 22, 1971
Diversified Income Fund

Name, Address	Position(s) Held with the	Length of	Principal Occupation(s)
and Birthdate	Trust	Time Served	During Past 5 Years

Kenneth F. Broad	Vice President, Senior	2 Years	Vice President, Senior Portfolio Manager, Equity
2005 Market Street	Portfolio Manager and		Analyst - Delaware Investment Advisers, a series of
Philadelphia, PA 19103-7094	Equity Analyst		Delaware Management Business Trust
(April 2005 - Present).
October, 6, 1965
Principal and Portfolio Manager
Transamerica Investment Management, LLC
(2000 – 2005)
Stephen R. Cianci	Senior Vice President and	12 Years	Mr. Cianci has served in various capacities at
2005 Market Street	Senior Portfolio Manager		different times at Delaware Investments
Philadelphia, PA 19103
Diversified Income Fund
May 12, 1969
Christopher M. Ericksen	Vice President and	2 Years	Vice President and Portfolio Manager – Delaware
505 Montgomery Street	Portfolio Manager		Investment Advisers, a series of Delaware
11th Floor			Management Business Trust
San Francisco, CA 94111	U.S. Growth Fund		(2005 – Present)

Mr. Ericksen has served in various capacities at
March 10, 1972			different times at Transamerica Investment
Management, LLC

Paul Grillo	Senior Vice President and	12 Years	Mr. Grillo has served in various capacities at different
2005 Market Street	Senior Portfolio Manager		times at Delaware Investments
Philadelphia, PA 19103
Diversified Income Fund
May 16, 1959
Philip R. Perkins	Senior Vice President and	3 years	Senior Vice President and Senior Portfolio Manager –
2005 Market Street	Senior Portfolio Manager		Delaware Investment Advisers, a series of Delaware
Philadelphia, PA 19103-7094			Management Business Trust
	Diversified Income Fund		(2003 – Present)
May 20, 1961
Chief Operating Officer and Managing Director in
Emerging Markets of Deutsche Bank (1998 – 2003)

Name, Address	Position(s) Held with the	Length of	Principal Occupation(s)
and Birthdate	Trust	Time Served	During Past 5 Years
Daniel J. Prislin	Vice President, Senior	2 Years	Vice President, Senior Portfolio Manager, Equity
2005 Market Street	Portfolio Manager and		Analyst - Delaware Investment Advisers, a series of
Philadelphia, PA 19103-7094	Equity Analyst		Delaware Management Business Trust
(April 2005 - Present)
September 20, 1967
Principal and Portfolio Manager
Transamerica Investment Management, LLC
(1998 – 2005)
Timothy L. Rabe	Senior Vice President -	5 Years	Mr. Rabe has served in various capacities at different
2005 Market Street	Senior High Yield Trader		times at Delaware Investments
Philadelphia, PA 19103-7094
Diversified Income Fund
September 18, 1970

Jeffrey S. Van Harte	Senior Vice President and	2 Years	Senior Vice President, Chief Investment Officer,
2005 Market Street	Chief Investment Officer,		Focus Growth Equity - Delaware Investment
Philadelphia, PA 19103	Focus Growth Equity		Advisers, a series of Delaware Management Business
Trust
July 24, 1958			(April 2005 - Present)

Principal and Executive Vice President
Transamerica Investment Management, LLC
(1980 – 2005)

      The following table shows each Trustee’s ownership of shares of the Funds and of all Delaware Investments® Funds as of December 31, 2005.

Aggregate Dollar Range of Equity Securities in
	Dollar Range of Equity Securities in the	All Registered Investment Companies Overseen
Name	Trust	by Trustee in Family of Investment Companies
Thomas L. Bennett	None	None
Patrick P. Coyne	None	Over $100,000
John A. Fry[1]	None	Over $100,000
Anthony D. Knerr	None	$10,001 - $50,000
Lucinda S. Landreth	Delaware U.S. Growth Fund	$10,001-$50,000
$1-$10,000
Ann R. Leven	None	Over $100,000
Thomas F. Madison	None	$10,001 - $50,000
Janet L. Yeomans	None	$50,001 - $100,000
J. Richard Zecher	None	$10,001-$50,000

1 As of December 31, 2005, John A. Fry held assets in a 529 Plan account. Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Funds. Mr. Fry held no shares of the Funds outside of the Plan as of December 31, 2005.

      The following table sets forth the compensation received by each Trustee from the Trust and the total compensation received from all Delaware Investments® Funds for which he or she served as a Trustee or Director for the fiscal year ended October 31, 2006. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (i.e., the “Independent Trustees”) receive compensation from the Funds. The following table provides, in addition, information on the retirement benefits accrued on behalf of those Trustees eligible to receive such benefits under the Delaware Investments Retirement Plan for Trustees/Directors (the “Retirement Plan”). This plan was recently terminated as more fully described below.

			Total Compensation
			from the Investment
			Companies in the
	Aggregate	Retirement Benefits	Delaware
	Compensation from	Accrued as Part of	Investments®
Trustee	the Trust	Fund Expenses[1]	Complex[2]
Thomas L. Bennett	$10,451	$0	$157,500
John A. Fry	$10,916	$11,850	$164,475
Anthony D. Knerr	$10,014	$53,134	$151,100
Lucinda S. Landreth	$10,014	$0	$151,100
Ann R. Leven	$12,606	$48,834	$189,400
Thomas F. Madison	$11,536	$52,367	$173,750
Janet L. Yeomans	$10,451	$22,913	$157,500
J. Richard Zecher	$10,299	$0	$155,000

[1]	Figures reflect amounts already accrued under the Retirement Plan and additional amounts accrued to effect the termination of the Retirement Plan for Funds that are series of the Trust as of November 30, 2006. The Manager has agreed to absorb a minimum of $500,000 through certain additional waivers and/or reimbursements for those Funds within the Fund Complex that are subject to expense limitations.

[2]	Effective December 1, 2006, each Independent Trustee/Director will receive an annual retainer fee of $84,000 for serving as a Trustee/Director for all 30 investment companies in the Delaware Investments® family, plus $5,000 per day for attending each Board Meeting held on behalf of all investment companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. In addition, the chairpersons of the Audit, Investments, and Nominating and Corporate Governance Committees each receive an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $35,000. These amounts do not include payments related to the termination of the Retirement Plan.

      Until the Retirement Plan’s termination as described below, each Independent Trustee who, at the time of his or her retirement from the Boards, having attained the age of 70 and served on the Boards for at least five continuous years, was entitled to receive payments from each investment company in the Delaware Investments® family for which he or she had served as Trustee/Director. These payments were to be made for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person’s life. The amount of such payments would have been equal, on an annual basis, to the amount of the annual retainer paid to Trustees/Directors of each investment company at the time of such person’s retirement.

      The table below sets forth the estimated annual retirement benefit that would have been payable under the Retirement Plan at specified compensation levels and years of service. Trustees credited with years of service through December 31, 2006 are: Mr. Knerr (17 years), Ms. Leven (17 years), Mr. Madison (13 years), Ms. Yeomans (8 years), Mr. Fry (6 years). During the fiscal year ended October 31, 2006, two former Trustees of the Trust were receiving yearly benefits under the Retirement Plan: Mr. Walter P. Babich ($70,000), and Mr. Charles E. Peck ($50,000).

	Years of Service
Amount of Annual Retainer Paid in Last Year of Service	0-4 Years	5 Years or More

$50,000[1]	$0	$50,000
$70,000[2]	$0	$70,000
$80,000[3]	$0	$80,000

[1]	Reflects final annual retainer for Charles E. Peck, a retired trustee.
[2]	Reflects final annual retainer for Walter P. Babich, a retired trustee.
[3]	Reflects annual retainer at the time of termination for Anthony D. Knerr, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and John A. Fry.

      The Board of Trustees/Directors of all the Funds voted to terminate the Delaware Investments Retirement Plan for Trustees/Directors, effective November 30, 2006. As a result of the termination of the Retirement Plan, no further benefits will accrue to any current or future directors and a one-time payment of benefits earned under the Retirement Plan will be paid to eligible Trustees/Directors. The amount of the payment to be made on January 31, 2007 represents the benefits to which the current Trustee/Director is entitled under the terms of the Retirement Plan. The calculation of such amount is based on: (1) the annual retainer amount as of the date of termination ($80,000), (2) each Trustee/Director’s years of service as of the date of termination (listed above), and (3) the actuarially determined life expectancy of each Trustee/Director. The payments thus calculated are discounted to present value.

      The net present value of the benefits accrued under the plan to which each such Independent Trustee/Director is entitled was calculated by a licensed/certified actuary and then reviewed and approved by the Funds’ Independent Directors who had no benefits vested under the Plan. The amounts being paid in 2007 are as follows: Anthony D. Knerr ($702,373), Ann R. Leven ($648,635), Thomas F. Madison ($696,407), Janet L. Yeomans ($300,978), and John A. Fry ($155,030).

      The Board of Trustees has the following committees:

      Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Trust’s Audit Committee consists of the following four Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The Audit Committee held seven meetings during the Trust’s last fiscal year.

      Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board of Trustees only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103. Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following four Independent Trustees: John A. Fry, Chairman; Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio). The committee held five meetings during the Trust’s last fiscal year.

      Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees and its activities. The committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

      Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Portfolio by the Manager as well as any sub-advisers; (ii) review all proposed advisory and sub-advisory agreements for new Portfolios or proposed amendments to existing agreements and to recommend what action the full Board and the independent directors/trustees take regarding the approval of all such proposed arrangements; and (iii) review from time to time reports supplied by the Manager regarding investment performance and expenses and suggest changes to such reports. The Investments Committee consists of the following four Independent Trustees: Thomas L. Bennett, Chairman; Lucinda S. Landreth, Jan L. Yeomans; and J. Richard Zecher. The Investments Committee was established on October 25, 2006. The Investments Committee did not meet during the Trust’s last fiscal year.

Code of Ethics

     The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy

     The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Funds and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. Information, if any, regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge: (i) through the Funds’ Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

     The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

      As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are determined on a case-by-case basis; and (vii) generally vote for reports on the level of greenhouse gas emissions from the company’s operations and products.

      Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager are considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
      The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Trust’s Board of Trustees. The Manager also provides investment management services to certain of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

      The Manager and its predecessors have been managing Delaware Investments® Funds since 1938. As of December 31, 2006, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. (“DMH”). DMH is an indirect, wholly owned subsidiary, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”). Lincoln, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries. The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to delete the words “Delaware Group” from its name.

     The Investment Management Agreement for Delaware U.S. Growth Fund is dated November 23, 1999 and was approved by the initial shareholder of Delaware U.S. Growth Fund on that date. The Investment Management Agreement for Delaware Diversified Income Fund is dated June 28, 2002 and was approved by its initial shareholder on June 28, 2002. Each Agreement had an initial term of two years and may be further renewed only so long as such renewals and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms and renewal thereof have been approved by the vote of a majority of the Trust’s Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days’ notice by the Trust or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

     As compensation for the services rendered under the Investment Management Agreements, the Funds shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Management Fee Schedule
(as a percentage of average daily net assets)
Fund Name	Annual Rate
Delaware Diversified Income Fund	0.55% on first $500 million
0.50% on next $500 million
0.45% on next $1,500 million
0.425% on assets in excess of $2,500 million
Delaware U.S. Growth Fund	0.65% on first $500 million
0.60% on next $500 million
0.55% on next $1,500 million
0.50% on assets in excess of $2,500 million

     During the past three fiscal years, the Funds paid the following investment management fees:

Fund	October 31, 2006	October 31, 2005	October 31, 2004
Delaware Diversified Income Fund	$5,935,504 earned	$4,058,827 earned	$1,652,880 earned
	$5,056,409 paid	$3,366,726 paid	$1,249,781 paid
	$879,095 waived	$692,101 waived	$403,099 waived
Delaware U.S. Growth Fund	$3,471,199 earned	$1,035,074 earned	$689,437 earned
	$2,853,424 paid	$620,900 paid	$-0- paid
	$617,775 waived	$414,174 waived	$689,437 waived

     Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, such expenses include the Funds’ proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
      The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Trust’s shares under a Distribution Agreement dated May 15, 2003. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of DMH, and, therefore, of Lincoln. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware Investments® Funds. The Board of Trustees annually reviews fees paid to the Distributor.

     During the Funds’ last three fiscal years, the Distributor received net commissions from the Funds on behalf of their Class A Shares, after re-allowances to dealers, as follows:

Delaware Diversified Income Fund
Class A Shares
	Total Amount of	Amounts
	Underwriting	Reallowed to	Net Commission
Fiscal Year Ended	Commissions	Dealers	to DDLP
10/31/06	$1,618,275	$1,410,684	$207,591
10/31/05	$2,956,406	$2,578,886	$377,520
10/31/04	$1,396,834	$1,216,958	$179,876

Delaware U.S. Growth Fund
Class A Shares
	Total Amount of	Amounts
	Underwriting	Reallowed to	Net Commission
Fiscal Year Ended	Commissions	Dealers	to DDLP
10/31/06	$268,287	$226,120	$42,167
10/31/05	$102,330	$85,106	$17,224
10/31/04	$94,753	$79,698	$15,055

     During the last three fiscal years, the Distributor received, in the aggregate, Limited CDSC payments from Delaware Diversified Income Fund with respect to Class A Shares and CDSC payments with respect to such Fund’s Class B Shares and Class C Shares as follows:

Fiscal Year Ended	Class A	Class B	Class C
10/31/06	$73,543	$111,832	$55,388
10/31/05	None	$72,993	$54,153
10/31/04	None	$59,366	$43,309

      During the last three fiscal years, the Distributor received, in the aggregate, Limited CDSC payments from Delaware U.S. Growth Fund with respect to Class A Shares and CDSC payments with respect to such Fund’s Class B Shares and Class C Shares as follows:

Fiscal Year Ended	Class A	Class B	Class C
10/31/06	$17	$43,850	$2,835
10/31/05	None	$78,286	$991
10/31/04	None	$127,095	$2,025

      Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of the Manager, serves as the Funds’ financial intermediary wholesaler pursuant to a Third Amended and Restated Financial Intermediary Distribution Agreement (the “Financial Intermediary Agreement”) with the Distributor effective as of January 1, 2007. LFD is primarily responsible for promoting the sale of the Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, “Financial Intermediaries”). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. Effective January 1, 2007, the Distributor shall pay LFD for the actual expenses incurred by LFD in performing its duties under the Financial Intermediary Agreement as determined by the Distributor’s monthly review of information retrieved from Lincoln Financial Group’s applicable expense management system. Based on this review, the Distributor may request that LFD provide additional information describing its expenses in detail reasonably acceptable to the Distributor. Additionally, the parties shall agree from time to time to a mechanism to monitor LFD’s expenses. The fees associated with LFD’s services to the Funds are borne exclusively by the Distributor and not by the Funds.

Transfer Agent
     Delaware Service Company, Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Fund’s shareholder servicing, dividend disbursing and transfer agent (the “Transfer Agent”) pursuant to a Shareholders Services Agreement dated April 19, 2001. The Transfer Agent is an indirect, wholly owned subsidiary of DMH and, therefore, of Lincoln. The Transfer Agent also acts as shareholder servicing, dividend disbursing and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $22.85 for each open and closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These charges are assessed monthly on a pro rata basis and determined by using the number of Shareholder and Retirement Accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

      Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

Fund Accountant
     Delaware Services Company, Inc. also provides accounting services to the Fund pursuant to a separate Fund Accounting Agreement. Those services include performing all functions related to calculating the Fund’s NAV and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, Delaware Services Company, Inc. is paid a fee based on total assets of all of the Delaware Investments® Funds for which it provides such accounting services. Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware Services Company, Inc. furnishes accounting services. The fees are charged to each Fund and the other Delaware Investments® Funds, on an aggregate pro rata basis. The asset-based fee payable to the Delaware Services Company, Inc. is subject to a minimum fee calculation based on the type and number of classes per Fund.

Custodian
     JPMorgan Chase Bank (“JPMorgan”), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of the Funds’ securities and cash. As custodian for each Fund, JPMorgan maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

Other Accounts

      The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of October 31, 2006.

				Total Assets in Accounts
			No. of Accounts with	with
	No. of Accounts	Total Assets	Performance-	Performance-
		Managed	Based Fees	Based Fees

Jeffrey S. Van Harte
Registered Investment	22	$ 5.1 billion	None	None
Companies
Other Pooled Investment	None	None	None	None
Vehicles
Other Accounts	52	$ 10.4 billion	1	$ 659 million
Christopher J. Bonavico
Registered Investment	23	$ 5.1 billion	None	None
Companies
Other Pooled Investment	None	None	None	None
Vehicles
Other Accounts	52	$ 10.4 billion	1	$ 659 million
Daniel J. Prislin
Registered Investment	22	$ 5.1 billion	None	None
Companies
Other Pooled Investment	None	None	None	None
Vehicles
Other Accounts	52	$ 10.4 billion	1	$ 659 million
Christopher M. Ericksen
Registered Investment	19	$ 4.6 billion	None	None
Companies
Other Pooled Investment	None	None	None	None
Vehicles
Other Accounts	52	$ 10.4 billion	1	$ 659 million
Paul Grillo
Registered Investment
Companies	12	$2.2 billion	---	---
Other Pooled Investment
Vehicles	2	$11.4 million	---	---
Other Accounts	32	$1.5 billion
Philip R. Perkins
Registered Investment
Companies	5	$1.7 billion	---	---
Other Pooled Investment
Vehicles	---	$---	---	---
Other Accounts	1	$39.5 billion

Timothy L. Rabe
Registered Investment
Companies	13	$3.2 billion	---	---
Other Pooled Investment
Vehicles	---	---	---	---
Other Accounts	2	$19.1 million
Ryan K. Brist
Registered Investment
Companies	10	$2.9 billion	---	---
Other Pooled Investment
Vehicles	---	$---	---	---
Other Accounts	30	$3.0 billion
Stephen R. Cianci
Registered Investment
Companies	12	$2.2 billion	---	---
Other Pooled Investment
Vehicles	2	$11.4 million	---	---
Other Accounts	32	$1.5 billion

      Description of Material Conflicts of Interest
      Individual portfolio managers may perform investment management services for other accounts similar to those provided to the Funds and the investment action for each account and Fund may differ. For example, an account or Fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one account may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or Fund. The investment opportunity may be limited, however, so that all accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio’s manager’s compensation consists of the following:

      Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

      Bonus. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative and qualitative factors. The amount of the pool for bonus payments is first determined by mathematical equation based on assets, management fees and expenses, including fund waiver expenses, for registered investment companies, pooled vehicles, and managed separate accounts. Generally, approximately 80% of the bonus is quantitatively determined. For investment companies, each manager is compensated according to the Fund's Lipper peer group percentile ranking on a one-year and three-year basis. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking in consultant databases. There is no objective award for a fund that falls below the 50th percentile for a given time period. There is a sliding scale for investment companies that are ranked above the 50th percentile. The managed separate accounts are compared to Callan and other databases. The remaining 20% portion of the bonus is discretionary as determined by Delaware and takes into account subjective factors.

      Focus Growth Team – Each named portfolio manager is eligible to receive an annual cash bonus, which is based upon quantitative and qualitative factors. Generally of the total potential cash compensation for a portfolio manager, 50% or more is in the form of a bonus and is therefore at risk. The total amount available for payment of bonuses is based on the revenues associated with the products managed by the Focus Growth Team. The amount of this “bonus pool” is determined by taking a pre-determined percentage of such revenues (minus appropriate expenses associated with this product and the investment management team).

     Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The subjective portion of the pool is allocated to team members within the discretion of senior management. There is a minimum guaranteed fixed payout amount associated with this portion of the pool for the years ending December 31, 2005 and December 31, 2006.

     The allocation of the remaining 50% of the pool is based upon objective factors. Performance is measured as a result of the team’s standing relative to a large cap growth composite of a nationally recognized publicly available database, for five successive calendar years. Performance rankings are in quartiles as follows: top decile, top quartile, second quartile, third quartile and bottom quartile. An average is taken of the five year relative performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete payout of the “objective” portion of the bonus pool over the previous five years, there is an opportunity to recoup these amounts if the multiplier is in excess of 100%, in the discretion of senior management.

     Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

     In addition, there is a potential one-time value creation payment that may be allocated on or about December 31, 2009 to the extent the value added by the team exceeds the relative value of their holdings in the Delaware Investments U.S. Stock Option Plan. This amount, if any, would be paid out to the team under a deferred compensation arrangement. The value creation payment, if any, would be paid out to individual team members in proportion to the shares granted to that team member under the Plan.

      Deferred Compensation. Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

      Stock Option Incentive Plan/Equity Compensation Plan: Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or “non-qualified” stock options). In addition, certain managers may be awarded restricted stock units, or “performance shares,” in Lincoln. Delaware Investments U.S., Inc., is an indirect subsidiary of DMH and, therefore, of Lincoln.

      The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Options are awarded from time to time by the investment manager in its full discretion. Option awards may be based in part on seniority.

     Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln’s achievement of certain performance goals relative to a pre-determined peer group.

     Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
      As of October 31, 2006, the portfolio managers did not own shares of either Fund.

TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where the Funds either buy securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Delaware Diversified Income Fund were as follows:

2006	2005	2004
$80,811	$154,614	$53,260

     During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Delaware U.S. Growth Fund were as follows:

2006	2005	2004
$508,052	$392,647	$465,619

     The Manager may allocate out of all commission business generated by all of the funds and accounts under their management, brokerage business to brokers/dealers or members of an exchange who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

     As provided in the 1934 Act and the Investment Management Agreements, higher commissions are permitted to be paid to brokers/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to brokers/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

      During the fiscal year ended October 31, 2006, portfolio transactions of the Delaware U.S. Growth Fund in the amount of $27,034,618, resulting in brokerage commissions of $32,200, were directed to brokers for brokerage and research services provided.

      As of October 31, 2006, the Funds did not own any securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust’s Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with the National Association of Securities Dealers, Inc. (the “NASD”) and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the Delaware Investments® Funds, such as custodian fees.

      The Delaware U.S. Growth Fund has the authority to participate in a commission recapture program. Under the program, and subject to seeking best execution as described in this section, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of the Fund. The Manager and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization
      The Trust currently has authorized, and allocated to each Class of the Fund, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust’s registration statement (as it may be amended from time to time), governing instruments and applicable law, fully paid and non-assessable. Shares do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund, and each share class has the same voting and other rights and preferences as the other classes of a Fund, except that shares of the Institutional Class may not vote on any matter that affects the Fund Classes’ Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Fund Classes may vote only on matters affecting the Fund Classes’ Rule 12b-1 Plans that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by each Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of each Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Fund Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

     On November 29, 1993, Trust’s predecessor entity changed its name from Lincoln Renaissance Funds, Inc. to Lincoln Advisor Funds, Inc. (“LAF”). As of the close of business May 3, 1996, the name of LAF was changed to Delaware Group Adviser Funds, Inc. Effective November 23, 1999, the name of Delaware Group Adviser Funds, Inc. was changed to Delaware Group Adviser Funds.

     As of the close of business on May 3, 1996, the name Lincoln U.S. Growth Portfolio was changed to U.S. Growth Fund. As of August 16, 1999, the name of the U.S. Growth Fund changed to Delaware U.S. Growth Fund. Corresponding changes were also made to the names of the Fund’s classes on that date. Class R Shares of each Fund first were offered on June 1, 2003.

      Until April 26, 1996, the Trust consisted of nine series of shares (Delaware U.S. Growth Fund and eight other funds). On February 23, 1996, LAF’s Board of Directors approved a restructuring to integrate fully LAF into Delaware Investments® Funds. The restructuring provided, among other things, for the liquidation of three funds; the appointment of the Manager as the investment manager of each of the funds; the appointment of certain sub-advisors; changes in certain names, including Lincoln U.S. Growth Portfolio to U.S. Growth Fund, and the change of the LAF to Delaware Group Adviser Funds. The liquidations were completed on April 26, 1996 and following required shareholder approval of the investment management and sub-advisory arrangements at a meeting of shareholders held on May 3, 1996, the restructuring was consummated. In accordance with the restructuring, beginning May 6, 1996, the former Class D shares have been re-designated as the Institutional Class shares. On July 17, 1997, the Board of Trustees approved the liquidations of three additional funds. These liquidations were completed on September 19, 1997.

      In accordance with the restructuring, the front-end sales charges for and 12b-1 Plan distribution fees assessable against Class A Shares and the contingent deferred sales charge schedule for Class B Shares, as well as its feature for conversion to Class A Shares, have been modified to be made consistent with the charges, fees and features that generally apply to all other Delaware Investments® Funds. The charges and fees previously applicable to the Class C Shares have not been changed.

     The Delaware Diversified Income Fund commenced operations on June 28, 2002. On October 28, 2002, Delaware Pooled Trust Diversified Core Fixed Income Portfolio (the “Predecessor Fund”) merged into Delaware Diversified Income Fund. The Fund is treated as the surviving legal entity, but the Predecessor Fund, for a variety of reasons, is treated as the surviving entity for such purposes as presentation of accounting, financial, and performance information. Thus, all such information prior to October 28, 2002, represents that of the Predecessor Fund. The Predecessor Fund commenced operations on December 29, 1997.

Noncumulative Voting
      The Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust’s voting for the election of Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

General Information
      The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if in the opinion of management such rejection is in a Fund’s best interest. The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares, and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, Trustees, and employees of any Delaware Investments® Fund, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See “Investment Plans” for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge (“CDSC”).

      Selling dealers are responsible for transmitting orders promptly. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the Delaware Investments® Funds. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The NASD has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

     Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A Shares and Institutional Class Shares of the Funds. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds. No charge is assessed by the Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, B, and C Shares
      The alternative purchase arrangements of Class A Shares, Class B Shares, and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares of Delaware Diversified Income Fund or up to a maximum of 0.35% of the average daily net assets of Delaware U.S. Growth Fund, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in each Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers, or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of eight years after purchase and, thereafter, be subject to Class A Shares’ annual Rule 12b-1 Plan expenses. Unlike Class B Shares, Class C Shares do not convert to another Class.

     The higher Rule 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual Rule 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

     Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class C Shares. Investors also should consider the fact that Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, are not subject to a CDSC. In comparing Class B Shares to Class R Shares, investors should also consider the duration of the annual Rule 12b-1 Plan expenses to which each Class is subject and the desirability of an automatic conversation feature to Class A Shares (with lower annual Rule 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

      For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the Rule 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares, Class C Shares, and Class R Shares. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans Under Rule 12b-1 for the Fund Classes” below.

      Dividends, if any, paid on the Fund Classes will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amount of Rule 12b-1 Plan expenses relating to Class A Shares, Class B Shares, Class C Shares, and Class R Shares will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value” below.

     Class A Shares: Purchases of $50,000 or more ($100,000 with respect to the Delaware Diversified Income Fund) of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes’ Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See “Special Purchase Features – Class A Shares,” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer’s Commission
     As described in the Fund Classes’ Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

      In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A Shares of other Delaware Investments® Funds as to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange”) may be aggregated with those of the Class A Shares of each Fund. Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor’s Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

      An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
      Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B Shares or Class C Shares of each Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange. The Fund Classes’ Prospectuses include information on the instances in which the CDSC is waived.

     During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual Rule 12b-1 Plan expenses of up to 1.00% of average daily net assets of those shares. At the end of eight years after purchase, an investor’s Class B Shares will be automatically converted into Class A Shares of each Fund. See “Automatic Conversion of Class B Shares” below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to Class A Shares’ ongoing annual Rule 12b-1 Plan expenses.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of an investor’s purchase payment will be invested in the Funds’ shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to Rule annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the CDSC and the proceeds of the Rule 12b-1 Plan fees make it possible for the Funds to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares
     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a “Conversion Date”). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor’s Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor’s Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder’s eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a Fund acquired through a reinvestment of dividends will convert to Class A Shares of the Fund pro-rata with Class B shares of that Fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of an investor’s purchase payment will be invested in the Funds’ shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See “Redemption and Exchange” below.

Plans Under Rule 12b-1 for the Fund Classes
      Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of Class A Shares, Class B Shares, Class C Shares, and Class R Shares of each Fund (the “Plans”). Each Plan permits the Funds to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Class Shares. Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of Institutional Class Shares. Shareholders of Institutional Class Shares may not vote on matters affecting the Plans.

      The Plans permit the Funds, pursuant to their Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, Class C Shares, and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers, and others. In connection with the promotion of shares of the Fund Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class.

     In addition, each Fund may make payments from the Rule 12b-1 Plan fees of their respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

      The maximum aggregate fee payable by the Funds under the Plans, and the Funds’ Distribution Agreement, on an annual basis, is up to 0.30% of average daily net assets of Delaware Diversified Income Fund’s Class A shares, up to 0.35% of average daily net assets of Delaware U.S. Growth Fund’s Class A Shares, up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers, and others for providing personal service and/or maintaining shareholder accounts) of the Funds’ Class B Shares’ and Class C Shares’ average daily net assets for the year and up to 0.60% of the Class R Shares’ average daily net assets for the year. The Distributor may reduce/waive these amounts at any time.

     While payments pursuant to the Plans may not exceed the foregoing amounts, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Fund Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plans at any time.

      All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, Class C Shares, and Class R Shares would be borne by such persons without any reimbursement from such Fund Classes. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act, and subject to seeking best execution, the Funds may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans and the Distribution Agreement, as amended, have all been approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreement, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

     Each year, the Board of Trustees must determine whether continuation of the Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, or by a majority vote of the relevant Class’ outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to each Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of a Fund’s B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

      For the fiscal year ended October 31, 2006, the payments from the Class A, Class B, Class C, and Class R Shares of the Delaware U.S. Growth Fund, pursuant to their respective Rule 12b-1 Plan amounted to $192,663, $266,784, $172,672, $4,476, and $4,266, respectively. Such amounts were used for the following purposes:

	Class A	Class B	Class C	Class R
Advertising	-	-	$2	-
Annual/Semi-Annual Reports	-	-	-	$99
Broker Trails	$190,434	$66,242	$63,623	$4,266
Broker Sales Charges	-	$182,126	$106,429	-
Interest on Broker Sales Charges	-	$18,416	$2,618	-
Promotional-Other	$2,044	-	-	-
Prospectus Printing	-	-	-	$111
Wholesaler Expenses	$185	-	-	-

      For the fiscal year ended October 31, 2006, the payments from Class A, Class B, Class C, and Class R Shares of the Delaware Diversified Income Fund, pursuant to their respective Rule 12b-1 Plan, amounted to $1,325,433, $586,895, $2,444,450, and $164,020, respectively. Such amounts were used for the following purposes:

	Class A	Class B	Class C	Class R
Annual/Semi-Annual Reports	$8,298	$974	$2,957	$33
Broker Trails	$1,197,487	$134,949	$1,115,753	$152,224
Broker Sales Charges	-	$262,585	$1,110,792	$181
Interest on Broker Sales Charges	-	$54,125	$31,082	-
Promotional-Other	$50,259	$5,694	$34,959	-
Prospectus Printing	$68,774	$6,380	$18,018	$365
Wholesaler Expenses	$615	$122,188	$130,889	$11,217

Other Payments to Dealers - Class A Shares, Class B Shares, Class C Shares, and Class R Shares
      The Distributor, LFD, and their affiliates may pay compensation at their own expense and not as an expense of the Funds, to affiliated or unaffiliated brokers, dealers, or other financial intermediaries (“Financial Intermediaries”) in connection with the sale or retention of Fund shares and/or shareholder servicing (“distribution assistance”). For example, the Distributor may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative, or shareholder processing services, marketing and educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Funds and/or some or all other Delaware Funds), the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

      A significant purpose of these payments is to increase sales of the Funds’ shares. The Funds’ investment adviser or its affiliates may benefit from the Distributor’s or LFD’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features - Class A Shares

     Buying Class A Shares at Net Asset Value: The Fund Classes’ Prospectuses sets forth the categories of investors who may purchase Class A Shares at NAV. This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes’ Prospectuses, certain retirement plans that contain certain legacy retirement assets may make purchases of Class A shares at NAV. The requirements are as follows:

  The purchase must be made by a group retirement plan (excluding defined benefit plans) (a) that purchased Class A shares prior to a recordkeeping transition period from August 2004 to October 2004 and (b) where the plan participants records were maintained on Retirement Financial Services, Inc.’s (“RFS”) proprietary recordkeeping system, provided that the plan (i) has in excess of $500,000 of plan assets invested in Class A Shares of a Delaware Investments® Fund and any stable value account available to investment advisory clients of the Manager or its affiliates; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments® Fund and such employer has properly represented to, and received written confirmation back from RFS in writing that it has the requisite number of employees. See “Group Investment Plans” for information regarding the applicability of the Limited CDSC.

  The purchase must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class A shares prior to an August 2004 to October 2004 recordkeeping transition period and purchased shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program.

     As disclosed in the Fund Classes’ Prospectuses certain legacy bank sponsored retirement plans may make purchases of Class A shares at net asset value. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase, Institutional Class shares or interests in a collective trust as a result of a change in distribution arrangements.

      Allied Plans: Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans (“Allied Plans”) which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments® Funds (“eligible Delaware Investments® Fund shares”), as well as shares of designated classes of non-Delaware Investments® Funds (“eligible non-Delaware Investments® Fund shares”). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

      With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments® Fund shares and eligible non-Delaware Investments® Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments® Fund shares. See “Combined Purchases Privilege” below.

      Participants in Allied Plans may exchange all or part of their eligible Delaware Investments® Fund shares for other eligible Delaware Investments® Fund shares or for eligible non-Delaware Investments® Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments® Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See “Investing by Exchange” under “Investment Plans” below.

      A dealer’s commission may be payable on purchases of eligible Delaware Investments® Fund shares under an Allied Plan. In determining a financial advisor’s eligibility for a dealer’s commission on NAV purchases of eligible Delaware Investments® Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See “Class A Shares” under “Purchasing Shares” above.

      The Limited CDSC is applicable to redemptions of NAV purchases from an Allied Plan on which a dealer’s commission has been paid. Waivers of the Limited CDSC, as described the Fund Classes’ Prospectuses, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments® and non-Delaware Investments® Fund shares. When eligible Delaware Investments® Fund shares are exchanged into eligible non-Delaware Investments® Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below.

      Letter of Intention: The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. Effective January 1, 2007, the Funds no longer accept retroactive Letters of Intention. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC. For purposes of satisfying an investor’s obligation under a Letter of Intention, Class B Shares and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds which offer such shares may be aggregated with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

      Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Funds and other Delaware Investments® Funds which offer corresponding classes of shares may also be aggregated for this purpose.

      Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds. In addition, if you are an investment advisory client of the Manager’s affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

      Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares, and Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments® Funds which offer such classes (except shares of any Delaware Investments® Fund which do not carry a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of Delaware U.S. Growth Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares of Delaware U.S. Growth Fund, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Fund Classes’ Prospectuses to determine the applicability of the Right of Accumulation to their particular circumstances.

      12-Month Reinvestment Privilege: Holders of Class A Shares and Class B Shares of the Funds (and of the Institutional Class Shares holding shares which were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

     A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

      Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

     Investors should consult their financial advisors or the Transfer Agent, which also serves as the Fund’s shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

      Group Investment Plans: Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes’ Prospectuses, based on total plan assets. If a company has more than one plan investing in Delaware Investments® Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Funds at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See “Retirement Plans for the Fund Classes” under “Investment Plans” below for information about retirement plans.

      The Limited CDSC is generally applicable to any redemptions of NAV purchases made on behalf of a group retirement plan on which a dealer’s commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Delaware Investments® Fund. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer’s commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at NAV, provided that RFS either was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

      Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check to the specific Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares, and Institutional Class at the NAV, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments® Funds
      Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Fund Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to the Funds in which the investor does not then have an account will be treated like all other initial purchases of each Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

      Subject to the following limitations, dividends and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares, or Class R Shares. Dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Shares may only be directed to other Class R Shares.

      Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments® Fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
      If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectuses. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing proceeds from Eligible 529 Plans
      The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments® Funds will qualify for treatment as if such proceeds had been exchanged from another Delaware Investments® Fund rather than transferred from the Eligible 529 Plan, as described under “Redemption and Exchange” below. The treatment of your redemption proceeds from an Eligible 529 Plan does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of a Delaware Investments® Funds into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
      Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A Shares, Class B Shares, Class C Shares, or Class R Shares, through an agent bank, pre-authorized government or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

      Automatic Investing Plan: Shareholders of Class A Shares, Class B Shares, and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks. Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

*     *     *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

MoneyLineSM On Demand
     You or your investment dealer may request purchases of Fund shares by phone using MoneyLineSM On Demand. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLineSM On Demand transactions.

     It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
      Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders of the Fund Classes may elect to invest in one or more of the other Delaware Investments® Funds through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

     Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Fund Classes’ Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

     Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See “Redemption and Exchange” for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans and 401(k), 403(b)(7) or 457 Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner
     The Funds previously offered the Asset Planner asset allocation service. This service is no longer offered for the Funds. Please call the Shareholder Service Center at (800) 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
      An investment in the Funds may be suitable for tax-deferred retirement plans, such as: Profit Sharing or Money Purchase Pension Plans, Individual Retirement Accounts (“IRAs”), Roth IRAs, SEP/IRAs, SAR/SEPs, 401(k) plans, 403(b)(7) plans, 457 plans, SIMPLE IRAs, and SIMPLE 401(k)s. In addition, the Fund may be suitable for use in Coverdell Education Savings Accounts (“Coverdell ESAs”). For further details concerning these plans and accounts, including applications, contact your investment advisor or the Distributor. To determine whether the benefits of a tax-sheltered retirement plan or Coverdell ESA are available and/or appropriate, you should consult with a tax adviser.

      Class B Shares are available only through IRAs, SIMPLE IRAs, Roth IRAs, Coverdell ESAs, SEP/IRAs, SAR/IRAs, 403(b)(7) plans, and 457 Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See the Fund Classes’ Prospectuses for a list of the instances in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

     Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class Shares. See “Availability of Institutional Class Shares” above. For additional information on any of the plans and Delaware Investments’ retirement services, call the Shareholder Service Center telephone number.

     Taxable distributions from the retirement plans described may be subject to withholding.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

      Orders for purchases and redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares, and Institutional Class shares are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent, or certain other authorized persons. See “Distributor” under “Investment Advisor and Other Service Providers” above. Selling dealers are responsible for transmitting orders promptly.

      The offering price for Class A Shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

     Each Class of the Funds will bear, pro-rata, all of the common expenses of the Funds. The NAVs of all outstanding shares of each Class of the Funds will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Funds represented by the value of shares of that Class. All income earned and expenses incurred by the Funds, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class’ percentage in the Funds represented by the value of shares of such Classes, except that Institutional Class will not incur any of the expenses under the Trust’s Rule 12b-1 Plans, while the Fund Classes each will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of the Funds will vary.

REDEMPTION AND EXCHANGE

General Information
     You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after the Funds receive your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next business day. See the Funds’ Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Funds will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

      Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

     In addition to redemption of the Funds’ shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder’s cost, is the NAV per share next determined after receipt of the request in good order by the Funds, their agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and NAV are determined. See “Determining Offering Price and Net Asset Value” above. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

     Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

      Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by either Fund or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers”); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Funds during any 90-day period for any one shareholder.

     The value of each Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain redemptions of Class A Shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” below. Class B and Class C Shares of Funds are subject to CDSCs as described under “Contingent Deferred Sales Charge - Class B Shares and Class C Shares” under “Purchasing Shares” above and in the Fund Classes’ Prospectuses. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

      Holders of Class B Shares or Class C Shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged. In the case of Class B Shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original Shares as described in this Part B. In an exchange of Class B Shares from the Funds, the Funds’ CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to Class B Shares of the Funds for a longer period of time than if the investment in New Shares were made directly.

      Holders of Class A Shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares, or Class R Shares of the Funds or of any other Delaware Investments® Fund. Holders of Class B Shares of the Funds are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments® Fund. Similarly, holders of Class C Shares of the Funds are permitted to exchange all or part of their Class C Shares only into Class C Shares of any other Delaware Investments® Fund. Class B Shares of the Funds and Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Funds acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Funds. Holders of Class R Shares of the Funds are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments® Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

      Permissible exchanges into Class A Shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Funds will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

     Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

Written Redemption
      You can write to the Funds at P.O. Box 219656, Kansas City, MO 64121-9656 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued for Class A Shares and Institutional Class. Certificates are not issued for Class B Shares or Class C Shares.

      The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

      Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips”, or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund’s shares. If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Fund, you may be considered a market timer. The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

Written Exchange
      You may also write to the Funds (at P.O. Box 219656, Kansas City, MO 64121-9656) to request an exchange of any or all of your shares into another Delaware Investments® Funds, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A Shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     Telephone Redemption: Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone Redemption--Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should authorize this service when you open your account. If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your pre-designated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your pre-designated bank account. Simply call the Shareholder Service Center prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
      The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

      The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLineSM On Demand
     You or your investment dealer may request redemptions of Fund Class shares by phone using MoneyLineSM On Demand. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLineSM On Demand transactions. For more information, see “MoneyLineSM On Demand” under “Investment Plans” above.

Systematic Withdrawal Plans
     Shareholders of Class A Shares, Class B Shares, Class C Shares, and Class R Shares who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

      Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Fund Classes’ Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your pre-designated bank account through the MoneyLineSM Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The Systematic Withdrawal Plan is not available for the Institutional Class. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
      For purchases of $1,000,000, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

      The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (i) the NAV at the time of purchase of the Class A Shares being redeemed or (2) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A Shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

      Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes’ Prospectuses for instances in which the Limited CDSC applicable to Class A Shares and the CDSCs applicable to Class B and C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes’ Prospectuses, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

  The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at net asset value and RFS served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

  The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program and (ii) RFS provided fully bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.
DISTRIBUTIONS AND TAXES

Distributions
     Each Fund intends to pay out substantially all of its net investment income and net realized capital gains. Such payments, if any, will be made once a year during the first quarter of the following fiscal year, typically in December. All dividends and any capital gains distributions will be automatically credited to the shareholder’s account in additional shares of the same class of the Fund at NAV unless the shareholder requests in writing that such dividends and/or distributions be paid in cash.

     Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

      Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares, Class C Shares, and Class R Shares alone will incur distribution fees under their respective Rule 12b-1 Plans.

Taxes
     Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments in portfolio securities. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividends) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions of Capital Gains. A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

      Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Effect of Foreign Withholding Taxes. The Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's distributions paid to you.

      Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

      PFIC securities. The Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). When investing in PFIC securities, a Fund intends to mark-to-market these securities and will recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

      Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable Distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

      Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of such Fund’s earnings and profits.

     In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

     Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Sales, Exchanges and Redemption of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

      Redemptions at a loss within six months of purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

      Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

     Deferral of basis — Class A Shares only. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

  In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge),
  You sell some or all of your original shares within 90 days of their purchase, and
  You reinvest the sales proceeds in the Fund or in another Fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

      Conversion of Class B Shares into Class A Shares. The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal income tax purposes. Shareholders should consult their tax advisers regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

      U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations. Because the income of the Delaware Diversified Income Fund primarily is derived from investments earning interest rather than dividend income, generally none or only a small percentage of its income dividends will be qualified divided income.

     Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by a Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Fund if the Fund was a regular corporation. However, because the income of the Delaware Diversified Income Fund primarily is derived from investments earning interest rather than dividend income, generally none or only a small percentage of its income dividends will be eligible for the corporate dividends-received deduction.

     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

      Investment in Complex Securities. The Funds may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund's ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities. These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Fund. For example:

      Securities purchased at discount. Each Fund is permitted to invest in securities issued or purchased at a discount, such as zero coupon, deferred interest or payment-in-kind (“PIK”) bonds that could require it to accrue and distribute income not yet received. If a Fund invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

      Derivatives. Each Fund is permitted to invest in certain options, futures, forwards, or foreign currency contracts. If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Short sales and securities lending transactions. A Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position. Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned, will generally not qualify as qualified interest income for foreign withholding tax purposes.

     Tax straddles. A Fund's investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.

      Convertible debt. The U.S. Growth Fund is permitted to invest in convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

      Credit default swap agreements. The Diversified Income Fund may enter into credit default swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent non-periodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

      Investment in REMIC residual interests (excess inclusion income). A Fund may invest in residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”). The portion of a Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the Fund to the Fund’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

      Under these rules, a Fund will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on unrelated business taxable income. To the extent that Fund shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Fund’s excess inclusion income allocable to Fund shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Funds expect that disqualified organizations own their shares. Because this tax is imposed at the Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Funds are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

      In addition, with respect to Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, a Fund must report excess inclusion income to shareholders in two cases:

  ___If the excess inclusion income received by a Fund from all sources exceeds 1 % of the Fund's gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

  ___If a Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund's taxable year exceeded 3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

      Under these rules, the taxable income of any Fund shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from a Fund. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Fund’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Fund’s income may be considered excess inclusion income.

      Investments in securities of uncertain tax character. Each Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup Withholding. By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

      A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

      Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

      In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

      Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends paid by a Fund from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

      Interest-related dividends. Also, interest-related dividends paid by a Fund from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

      Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends paid with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

      Ordinary dividends; effectively connected income. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

      Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment Trusts (“REITs”). The sale of a U.S. real property interest by a Fund, or by a REIT or U.S. real property holding corporation in which a Fund invests, may trigger special tax consequences to a Fund’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (“RIC”) such as a Fund, as follows:

  The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations;
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution; and
  If these conditions are met, Fund distributions to you are treated as gain from the disposition of a U.S. real property interest (“USRPI”), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.
  In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of a Fund classified as a qualified investment entity, Fund Distributions to you attributable to gain realized by the Fund from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

      Because each Fund expects to invest less than 50% of its assets at all times, directly and indirectly, in U.S. real property interests, the Funds do not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

      U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

      U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

      Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local, and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

PERFORMANCE INFORMATION

     To obtain the Funds’ most current performance information, please call 800 523-1918 or visit www.delawareinvestments.com.

      Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities law, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

      Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the financial statements contained in each Fund’s Annual Report. Each Fund’s Statement of Net Assets, Statement of Assets and Liabilities (as applicable), Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the report of Ernst & Young LLP, the independent registered public accounting firm, for the fiscal year ended October 31, 2006, are included in each Fund’s Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

PRINCIPAL HOLDERS

      As of January 31, 2007, management believes the following accounts held 5% or more of the outstanding shares of the Funds:

Class	Name and Address of Account	Percentage
Delaware Diversified	Merrill Lynch, Pierce, Fenner & Smith	11.96%
Income Fund Class A	For the Sole Benefit of its Customers
	Attn: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246
Delaware Diversified	Merrill Lynch, Pierce, Fenner & Smith	10.77%
Income Fund Class B	For the Sole Benefit of its Customers
	Attn: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246
	Citigroup Global Markets, Inc.	5.20%
	House Account
	Attn: Peter Booth, 7th Floor
	333 W. 34th Street
	New York, NY 10001
Delaware Diversified	Merrill Lynch, Pierce, Fenner & Smith	36.20%
Income Fund Class C	For the Sole Benefit of its Customers
	Attn: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246
	Citigroup Global Markets, Inc.	8.38%
	House Account
	Attn: Peter Booth, 7th Floor
	333 W 34th Street
	New York, NY 10001
Delaware Diversified	Merrill Lynch, Pierce, Fenner & Smith	57.47%
Income Fund Class R	For the Sole Benefit of its Customers
	Attn: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246
Delaware Diversified	FTC & Co.	13.66%
Income Fund	P.O. Box 173736
Institutional Class	Denver, CO 80217
	The Northern Trust Company TTEE	13.02%
	CIBA Specialty Chemicals 401K DV
	Plan
	P.O. Box 92994
	Chicago, IL 60675
	Charles Schwab & Co. Inc.	7.63%
	Special Custody Acct.
	For the Benefit of Customers
	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104

Class	Name and Address of Account	Percentage
Delaware U.S. Growth	Citigroup Global Markets, Inc.	6.13%
Fund Class B	House Account
	Attn: Peter Booth, 7th Floor
	333 W 34th Street
	New York, NY 10001
Delaware U.S. Growth	Merrill Lynch, Pierce, Fenner & Smith	30.51%
Fund Class C	For the Sole Benefit of its Customers
	Attn: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246
	Citigroup Global Markets, Inc.	12.60%
	House Account
	Attn: Peter Booth, 7th Floor
	333 W 34th Street
	New York, NY 10001
Delaware U.S. Growth	Merrill Lynch, Pierce, Fenner & Smith	39.98%
Fund Class R	For the Sole Benefit of its Customers
	Attn: Fund Administration
	4800 Deer Lake Drive East, 2nd Floor
	Jacksonville, FL 32246
	MG Trust Company TTEE	14.91%
	King’s of New Castle
	700 17th Street, Suite 300
	Denver, CO 80202
	MG Trustco Trustee	13.54%
	United Community Bank 401k PS Plan
	700 17th Street, Suite 300
	Denver, CO 80202
	MCB Trust Services Custodian FBO	13.36%
	DIW Group Inc.
	700 17th Street, Suite 300
	Denver, CO 80202
	MCB Trust Services Custodian FBO	13.01%
	Zimmerman Plumbing & Heating Inc.
	700 17th Street, Suite 300
	Denver, CO 80202
Delaware U.S. Growth	Hollowwave & Co.	11.00%
Fund Institutional Class	c/o State Street Bank
	P.O. Box 5496
	Boston, MA 02206
	JP Morgan Chase Bank as Trustee for	7.18%
	United Benefits Group's Co-Op
	Retirement Plan Trust
	345 Park Avenue
	Attn: Kenneth Louie
	New York, NY 10159
	Hollowwave & Co.	5.53%
	c/o State Street Bank
	P.O. Box 5496
	Boston, MA 02206

APPENDIX A--DESCRIPTION OF RATINGS

     Each Fund has the ability to invest up to 10% of its net assets in high yield, high risk fixed income securities. The following paragraphs contain excerpts from Moody’s and S&P’s rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

General Rating Information

Moody’s Investors Service - Bond Ratings	Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
	Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger than in Aaa securities.
	A	Bonds which are rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
	Baa	Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
	Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
	B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
	Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
	Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
C	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Debt Ratings Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior obligations which have an original maturity not exceeding one year
P-1	Issuers rated “PRIME-1” or “P-1” (or supporting institutions) have superior ability for repayment of senior short-term debt obligations.
P-2	Issuers rated “PRIME-2” or “P-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
P-3	Issuers rated “PRIME-3” or “P-3” (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

Municipal Note Ratings
Issuers or the features associated with Moody’s MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.
MIG 1/VMIG 1	This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2	This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
MIG 3/VMIG 3	This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
MIG 4/VMIG 4	This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S&P’s - Bond Ratings	AAA	Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
	AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
	A	Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
	BBB	Debt rated BBB is regarded as having an adequate capacity to pay interest an repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
	BB, B, CCC, and CC	Debt rated BB, B, CCC or CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
	C	This rating is reserved for income bonds on which no interest is being paid.
	D	Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Commercial Paper Ratings S&P’s commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1	The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A plus (+) designation is applied only to those issues rated A-1 which possess an overwhelming degree of safety.
A-2	Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safely is not as high as for issues designated A-1.
A-3	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Municipal Note Ratings
     An S&P municipal note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1	Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest.
SP-3	Speculative capacity to pay principal and interest.

PART C

OTHER INFORMATION

Item 23.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

		(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

		(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

	(b)	By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed February 22, 2006.

	(c)	Instruments Defining Rights of Security Holders.

		(1)	Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

		(2)	By-Laws. Article II of the Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed February 22, 2006.

	(d)	Investment Advisory Contracts.

		(1)	Executed Investment Management Agreement (November 23, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of Delaware U.S. Growth Fund incorporated into this filing by reference to Post-Effective Amendment No. 16 filed February 28, 2001.

(i) Executed Amendment No. 1 (June 28, 2002) to Exhibit A of the Investment Management Agreement (November 23, 1999) between the Registrant and Delaware Management Company (a series of Delaware Management Business Trust) adding Delaware Diversified Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

	(e)	Underwriting Contracts.

		(1)	Distribution Agreements.

(i) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant on behalf of each Class incorporated into this filing by reference to Post-Effective Amendment No. 22 filed December 30, 2003.

(ii) Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Lincoln Financial Distributors, Inc. and Delaware Distributors, L.P. on behalf of the Registrant attached as Exhibit No. EX-99.e.1.ii.

		(2)	Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

	(3)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

	(4)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

	(5)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed December 27, 2004.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Global Custody Agreement (May 1, 1996) between JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed February 27, 1997.

		(i)	Executed Amendment (July 1, 2001) to the Global Custody Agreement between JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

		(ii)	Executed Letter (June 28, 2002) to add Delaware Diversified Income Fund to the Global Custody Agreement between the Registrant and JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

		(iii)	Executed Amendment No. 1 (July 17, 2003) to Schedule A of the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 23 filed December 27, 2004.

	(2)	Executed Securities Lending Agreement (December 22, 1998) between JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 16 filed February 28, 2001.

		(i)	Executed Amendment (October 1, 2002) to the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

		(ii)	Executed Amendment No. 1 (July 17, 2003) to Schedule A of the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 22 filed December 30, 2003.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

		(i)	Executed Amended Schedule A (June 28, 2002) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

(ii) Executed Schedule B (December 1, 2006) to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.ii.

	(2)	Executed Delaware Investments Family of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed February 27, 1997.

(i) Executed Amendment No. 32 (January 9, 2007) to Schedule A to the Delaware Investments Family of Funds Fund Accounting Agreement attached as Exhibit No. EX-99.h.2.i.

(ii) Executed Schedule B (May 16, 2002) to the Delaware Investments Family of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

	(3)	Form of Investment Advisory Expense Limitation Letter (February 2007) between Delaware Management Company and the Registrant attached as Exhibit No. EX-99.h.3.

	(4)	Form of Distribution Expense Limitation Letter (February 2007) between Delaware Distributors, L.P. and the Registrant attached as Exhibit No. EX-99.h.4.

(i)	Legal Opinion. Opinion and Consent of Counsel (June 28, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (February 2007) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Undertaking of Initial Shareholder incorporated into this filing by reference to Pre-Effective Amendment No. 2 filed June 17, 1987.

(m)	Rule 12b-1 Plans.

	(1)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

	(2)	Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

	(3)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

	(4)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed February 22, 2006.

(n)	Rule 18f-3 Plan. Plan under Rule 18f-3 (October 31, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed February 22, 2007.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for the Delaware Investments Family of Funds (February 2006) attached as Exhibit No. EX-99.p.1.

(2) Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2006) attached as Exhibit No. EX-99.p.2.

(3) Code of Ethics for Lincoln Financial Distributors, Inc. (December 2005) attached as Exhibit No. EX-99.p.3.

(q) Other. Powers of Attorney (November 15, 2006) attached as Exhibit No. EX-99.q.

Item 24.	Persons Controlled by or Under Common Control with Registrant. None.

Item 25.	Indemnification. Article VI of the Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed February 22, 2006.

Item 26.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments ® Funds (Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Investments Municipal Trust, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund and Delaware Investments Minnesota Municipal Income Fund II, Inc.), as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of other Delaware Investments ® Funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments ® Funds (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments ® Funds.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Patrick P. Coyne	President	President/ Chief	Mr. Coyne has served in
		Executive Officer	various executive capacities
within Delaware Investments

President – Lincoln National
Investment Companies, Inc.
Ryan K. Brist	Executive Vice	Executive Vice	Mr. Brist has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Chief	Director/Chief	Delaware Investments
	Investment Officer,	Investment Officer,
	Fixed Income	Fixed Income	Executive Vice
President/Managing
Director/Chief Investment
Officer, Fixed Income –
Lincoln National Investment
Companies, Inc.

John C.E. Campbell	Executive Vice	None	Mr. Campbell has served in
	President/Global		various executive capacities
	Marketing & Client		within Delaware Investments
Services
President/Chief Executive
Officer – Optimum Fund Trust
Philip N. Russo	Executive Vice	None	Mr. Russo has served in
	President/Chief		various executive capacities
	Administrative Officer		within Delaware Investments

Executive Vice
President/Chief Administrative
Officer – Lincoln National
Investment Companies, Inc.
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in
	President/Managing	President/Managing	various executive capacities
	Director/Chief	Director/Chief	within Delaware Investments
	Investment Officer,	Investment Officer,
	Fixed Income	Fixed Income	Executive Vice
President/Managing Director/
Chief Investment Officer,
Fixed Income –Lincoln
National Investment
Companies, Inc.

Director/Trustee - HYPPCO
Finance Company Ltd.
Douglas L. Anderson	Senior Vice	None	Mr. Anderson has served in
	President/Operations		various executive capacities
within Delaware Investments
Marshall T. Bassett	Senior Vice	Senior Vice President/	Mr. Bassett has served in
	President/Chief	Chief Investment Officer	various executive capacities
	Investment Officer -	- Emerging Growth	within Delaware Investments
	Emerging Growth Equity	Equity
Joseph R. Baxter	Senior Vice	Senior Vice President/	Mr. Baxter has served in
	President/Head of	Head of Municipal Bond	various executive capacities
	Municipal Bond	Investments	within Delaware Investments
Investments
Christopher S. Beck	Senior Vice	Senior Vice	Mr. Beck has served in various
	President/Senior	President/Senior	executive capacities within
	Portfolio Manager	Portfolio Manager	Delaware Investments
Michael P. Bishof	Senior Vice	Senior Vice President/	Mr. Bishof has served in
	President/Investment	Investment Accounting	various executive capacities
	Accounting		within Delaware Investments

Senior Vice
President/Treasurer –
Optimum Fund Trust

Michael P. Buckley	Senior Vice	Senior Vice President/	Mr. Buckley has served in
	President/Director of	Director of Municipal	various executive capacities
	Municipal Research	Research	within Delaware Investments
Lui-Er Chen[1]	Senior Vice	Senior Vice President/	Mr. Chen has served in various
	President/Senior	Senior Portfolio	executive capacities within
	Portfolio Manager/Chief	Manager/Chief	Delaware Investments
	Investment Officer,	Investment Officer,
	Emerging Markets	Emerging Markets
Stephen R. Cianci	Senior Vice	Senior Vice	Mr. Cianci has served in
	President/Senior	President/Senior	various executive capacities
	Portfolio Manager	Portfolio Manager	within Delaware Investments
Robert F. Collins	Senior Vice	Senior Vice President/	Mr. Collins has served in
	President/Senior	Senior Portfolio Manager	various executive capacities
	Portfolio Manager		within Delaware Investments
James A. Forant	Senior Vice	None	Mr. Forant has served in
	President/Director,		various executive capacities
	Technical Services		within Delaware Investments
Brian Funk	Senior Vice	Senior Vice President/	Mr. Funk has served in various
	President/Director of	Director of Credit	executive capacities within
	Credit Research	Research	Delaware Investments
Brent C. Garrells	Senior Vice	Senior Vice President/	Mr. Garrells has served in
	President/Senior	Senior Research Analyst	various executive capacities
	Research Analyst		within Delaware Investments
Stuart M. George	Senior Vice	Senior Vice	Mr. George has served in
	President/Head of Equity	President/Head of Equity	various executive capacities
	Trader	Trader	within Delaware Investments
Paul Grillo	Senior Vice	Senior Vice	Mr. Grillo has served in
	President/Senior	President/Senior	various executive capacities
	Portfolio Manager	Portfolio Manager	within Delaware Investments
Jonathan Hatcher	Senior Vice	Senior Vice	Mr. Hatcher has served in
	President/Senior	President/Senior	various executive capacities
	Research Analyst	Research Analyst	within Delaware Investments
William F. Keelan	Senior Vice	Senior Vice	Mr. Keelan has served in
	President/Director of	President/Director of	various executive capacities
	Quantitative Research	Quantitative Research	within Delaware Investments
Francis X. Morris	Senior Vice	Senior Vice	Mr. Morris has served in
	President/Chief	President/Chief	various executive capacities
	Investment Officer,	Investment Officer,	within Delaware Investments
	Core Equity	Core Equity
Brian L. Murray, Jr.	Senior Vice	Senior Vice	Mr. Murray has served in
	President/Chief	President/Chief	various executive capacities
	Compliance Officer	Compliance Officer	within Delaware Investments

Senior Vice President/Chief
Compliance Officer – Lincoln
National Investment
Companies, Inc.
Susan L. Natalini	Senior Vice	None	Ms. Natalini has served in
	President/Global		various executive capacities
	Marketing & Client		within Delaware Investments
Services
Zoë Neale[2]	Senior Vice	Senior Vice	Mr. Neale has served in
	President/Chief	President/Chief	various executive capacities
	Investment Officer,	Investment Officer,	within Delaware Investments
	International Equity	International Equity

D. Tysen Nutt	Senior Vice	Senior Vice	Mr. Nutt has served in various
	President/Chief	President/Chief	executive capacities within
	Investment Officer,	Investment Officer,	Delaware Investments
	Large Cap Value Equity	Large Cap Value
David P. O’Connor	Senior Vice	Senior Vice President/	Mr. O'Connor has served in
	President/Strategic	Strategic Investment	various executive capacities
	Investment Relationships	Relationships and	within Delaware Investments
	and Initiatives/General	Initiatives/ General
	Counsel	Counsel/Chief Legal	Senior Vice President/
		Officer	Strategic Investment
Relationships and Initiatives/
General Counsel/Chief Legal
Officer – Optimum Fund Trust

Senior Vice President/
Strategic Investment
Relationships and Initiatives/
General Counsel/Chief Legal
Officer - Lincoln National
Investment Companies, Inc.
John J. O’Connor	Senior Vice	Senior Vice	Mr. O'Connor has served in
	President/Investment	President/Treasurer	various executive capacities
	Accounting		within Delaware Investments

Senior Vice
President/Assistant Treasurer –
Optimum Fund Trust
Philip R. Perkins	Senior Vice	Senior Vice	Mr. Perkins has served in
	President/Senior	President/Senior	various executive capacities
	Portfolio Manager	Portfolio Manager	within Delaware Investments
Timothy L. Rabe	Senior Vice	Senior Vice	Mr. Rabe has served in various
	President/Senior	President/Senior	executive capacities within
	Portfolio Manager/Head	Portfolio Manager/Head	Delaware Investments
	of High Yield	of High Yield
Richard Salus	Senior Vice President/	Senior Vice	Mr. Salus has served in
	Controller/Treasurer	President/Chief Financial	various executive capacities
		Officer	within Delaware Investments

Senior Vice President/
Controller/Treasurer - Lincoln
National Investment
Companies, Inc.

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
James L. Shields	Senior Vice	None	Mr. Shields has served in
	President/Chief		various executive capacities
	Information Officer		within Delaware Investments
Jeffrey S. Van Harte[3]	Senior Vice	Senior Vice	Mr. Van Harte has served in
	President/Chief	President/Chief	various executive capacities
	Investment Officer,	Investment Officer,	within Delaware Investments
	Focus Growth Equity	Focus Growth Equity

Babak Zenouzi[4]	Senior Vice	Senior Vice	Mr. Zenouzi has served in
	President/Senior	President/Senior	various executive capacities
	Portfolio Manager	Portfolio Manager	within Delaware Investments
Gary T. Abrams	Vice President/Senior	None	Mr. Abrams has served in
	Equity Trader		various executive capacities
within Delaware Investments
Christopher S. Adams	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Margaret MacCarthy Bacon[5]	Vice President/	None	Ms. Bacon has served in
	Investment Specialist		various executive capacities
within Delaware Investments
Todd Bassion[6]	Vice President/Senior	Vice President/Senior	Mr. Bassion has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Richard E. Biester	Vice President/Equity	None	Mr. Biester has served in
	Trader		various executive capacities
within Delaware Investments
Christopher J. Bonavico[7]	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
	Portfolio Manager,	Portfolio Manager,	various executive capacities
	Equity Analyst	Equity Analyst	within Delaware Investments
Vincent A. Brancaccio	Vice President/Senior	None	Mr. Brancaccio has served in
	Equity Trader		various executive capacities
within Delaware Investments
Kenneth F. Broad[8]	Vice President/Senior	Vice President/Senior	Mr. Broad has served in
	Portfolio Manager,	Portfolio Manager,	various executive capacities
	Equity Analyst	Equity Analyst	within Delaware Investments
Kevin J. Brown[9]	Vice President/Equity	Vice President/Equity	Mr. Brown has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Mary Ellen M. Carrozza	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
	Services	Services	various executive capacities
within Delaware Investments
Stephen G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Anthony G. Ciavarelli	Vice President/Assistant	Vice President/Associate	Mr. Ciavarelli has served in
	General Counsel/	General Counsel/	various executive capacities
	Assistant Secretary	Assistant Secretary	within Delaware Investments

Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
David F. Connor	Vice President/Deputy	Vice President/Associate	Mr. Connor has served in
	General Counsel/	General Counsel/	various executive capacities
	Assistant Secretary	Secretary	within Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust

Vice President/Deputy General
Counsel/ Secretary - Lincoln
National Investment
Companies, Inc.
Stephen J. Czepiel	Vice President/Senior	None	Mr. Czepiel has served in
	Municipal Bond Trader		various executive capacities
within Delaware Investments
Christopher M. Ericksen[10]	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
	Manager, Equity Analyst	Manager, Equity Analyst	various executive capacities
within Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation	Mr. Ettinger has served in
various executive capacities
within Delaware Investments

Vice President/Taxation -
Lincoln National Investment
Companies, Inc.
Phoebe W. Figland	Vice President/	Vice President/	Ms. Figland has served in
	Investment Accounting	Investment Accounting	various executive capacities
within Delaware Investments
Joseph Fiorilla	Vice President/Trading	None	Mr. Fiorilla has served in
	Operations		various executive capacities
within Delaware Investments
Charles E. Fish	Vice President/Senior	None	Mr. Fish has served in various
	Equity Trader		executive capacities within
Delaware Investments
Clifford M. Fisher	Vice President/Senior	None	Mr. Fisher has served in
	Municipal Bond Trader		various executive capacities
within Delaware Investments
Patrick G. Fortier[11]	Vice President/ Portfolio	Vice President/ Portfolio	Mr. Fortier has served in
	Manager, Equity Analyst	Manager, Equity Analyst	various executive capacities
within Delaware Investments
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Municipal	Manager/Municipal	various executive capacities
	Bond Credit Analyst	Bond Credit Analyst	within Delaware Investments
James A. Furgele	Vice President/	Vice President/	Mr. Furgele has served in
	Investment Accounting	Investment Accounting	various executive capacities
within Delaware Investments
Henry A. Garrido[12]	Vice President/Equity	Vice President/Equity	Mr. Garrido has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Barry S. Gladstein	Vice President/Portfolio	Vice President/Portfolio	Mr. Gladstein has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Edward Gray[13]	Vice President/Senior	Vice President/Senior	Mr. Gray has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Lisa L. Hansen[14]	Vice President/Head of	None	Ms. Hansen has served in
	Focus Growth Equity		various executive capacities
	Trading		within Delaware Investments
Gregory M. Heywood[15]	Vice President/Equity	Vice President/Portfolio	Mr. Heywood has served in
	Analyst	Manager, Research	various executive capacities
		Analyst	within Delaware Investments

Sharon Hill	Vice President/Head of	Vice President/Head of	Ms. Hill has served in various
	Equity Quantitative	Equity Quantitative	executive capacities within
	Research and Analytics	Research and Analytics	Delaware Investments
Christopher M. Holland	Vice President/Portfolio	None	Mr. Holland has served in
	Manager		various executive capacities
within Delaware Investments
Michael E. Hughes	Vice President/Senior	Vice President/Senior	Mr. Hughes has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments
Jordan L. Irving	Vice President/Senior	Vice President/Senior	Mr. Irving has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Cynthia Isom	Vice President/Senior	Vice President/Portfolio	Ms. Isom has served in various
	Portfolio Manager	Manager	executive capacities within
Delaware Investments
Kenneth R. Jackson	Vice	Vice	Mr. Jackson has served in
	President/Quantitative	President/Quantitative	various executive capacities
	Analyst	Analyst	within Delaware Investments
Audrey E. Kohart	Vice President/Financial	Vice President/Financial	Ms. Kohart has served in
	Planning and Reporting	Planning and Reporting	various executive capacities
within Delaware Investments
Andrew Kronschnabel	Vice President/High	None	Mr. Kronschnabel has served
	Grade Trader		in various executive capacities
within Delaware Investments
Nikhil G. Lalvani	Vice President/Senior	Vice President/Senior	Mr. Lalvani has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments
Steven T. Lampe	Vice President/Portfolio	Vice President/Portfolio	Mr. Lampe has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Alfio Leone IV	Vice President/High	None	Mr. Leone has served in
	Grade Trader		various executive capacities
within Delaware Investments
Anthony A. Lombardi	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Francis P. Magee	Vice President/Equity	None	Mr. Magee has served in
	Business Manager		various executive capacities
within Delaware Investments
Charles (Tom) T. McClintic	Vice President/High	None	Mr. McClintic has served in
	Yield Trader		various executive capacities
within Delaware Investments
Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Scott Moses	Vice President/High	None	Mr. Moses has served in
	Grade Trader		various executive capacities
within Delaware Investments
Philip O. Obazee	Vice President/	Vice President/	Mr. Obazee has served in
	Derivatives Manager	Derivatives Manager	various executive capacities
within Delaware Investments
Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments

Daniel J. Prislin[16]	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in
	Portfolio	Portfolio Manager/Senior	various executive capacities
	Manager/Equity Analyst	Equity Analyst	within Delaware Investments
Craig S. Remsen	Vice President/Senior	Vice President/Senior	Mr. Remsen has served in
	Credit Research Analyst	Credit Research Analyst	various executive capacities
within Delaware Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist,	executive capacities within
	Large Cap Value Focus	Large Cap Value Focus	Delaware Investments
	Equity	Equity
Joseph T. Rogina	Vice President/Equity	None	Mr. Rogina has served in
	Trader		various executive capacities
within Delaware Investments
Debbie A. Sabo[17]	Vice President/Equity	Vice President/Equity	Ms. Sabo has served in various
	Trader, Focus Growth	Trader, Focus Growth	executive capacities within
	Equity	Equity	Delaware Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Municipal Credit Analyst	Municipal Credit Analyst	various executive capacities
within Delaware Investments
Bruce Schoenfeld[18]	Vice President/Equity	Vice President/Equity	Mr. Schoenfeld has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Richard D. Seidel	Vice President/Assistant	None	Mr. Seidel has served in
	Controller/Assistant		various executive capacities
	Treasurer		within Delaware Investments

Vice President/Assistant
Controller/Assistant Treasurer
- Lincoln National Investment
Companies, Inc.
Brenda L. Sprigman	Vice President/Business	None	Ms. Sprigman has served in
	Manager - Fixed Income		various executive capacities
within Delaware Investments
Michael T. Taggart	Vice President/Facilities	None	Mr. Taggart has served in
	& Administrative		various executive capacities
	Services		within Delaware Investments
Matthew Todorow	Vice President/Portfolio	Vice President/Portfolio	Mr. Todorow has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Spencer M. Tullo	Vice President/High	None	Mr. Tullo has served in
	Yield Trader		various executive capacities
within Delaware Investments
Michael Tung[19]	Vice President/Equity	Vice President/Equity	Mr. Tung has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Lori P. Wachs	Vice President/Portfolio	Vice President/Portfolio	Ms. Wachs has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Laura A. Wagner	Vice President/	Vice President/	Ms. Wagner has served in
	Investment Accounting	Investment Accounting	various executive capacities
within Delaware Investments

Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General	General	various executive capacities
	Counsel/Assistant	Counsel/Assistant	within Delaware Investments
	Secretary	Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
Greg Zappin	Vice President/Senior	Vice President/Senior	Mr. Zappin has served in
	Credit Research Analyst	Credit Research Analyst	various executive capacities
within Delaware Investments
Guojia Zhang[20]	Vice President/Equity	Vice President/Equity	Mr. Zhang has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments

  1 Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.
  2 Portfolio Manager, Thomas Weisel Partners, 2002-2005.
  3 Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005.
  4 Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
  5 Client Service Officer, Thomas Weisel Partners, 2002-2005.
  6 Senior Research Associate, Thomas Weisel Partners, 2002-2005.
  7 Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.
  8 Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
  9 Director, Institutional Equity Sales, Merrill Lynch, 2003-2006.
10 Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-
    2004.
11 Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
12 Senior Analyst, Wells Capital Management, 2000-2006.
13 Portfolio Manager, Thomas Weisel Partners, 2002-2005.
14 Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.
15 Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells CapitalManagement, LLC 2003-
    2004; Senior Analyst, Montgomery Asset Management 1996-2003.
16 Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.
17 Head Trader, McMorgan & Company, 2003-2005.
18 Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital,
    2002-2005.
19 Vice President, Galleon Group, 2005-2006; Analyst, Hambrecht & Quist Capital Management, 2003-2005.
20 Equity Analyst, Evergreen Investment Management Company, 2004-2006.

Item 27.	Principal Underwriters.

	(a)(1)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

	(a)(2)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business	Positions and Offices with	Positions and Offices with
Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None

Name and Principal Business	Positions and Offices with	Positions and Offices with
Address	Underwriter	Registrant
Delaware Investment Advisers	Limited Partner	None
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President/Operations	None
Michael P. Bishof	Senior Vice President/Investment	Senior Vice President/Investment
	Accounting	Accounting
Jeffrey M. Kellogg	Senior Vice President/Senior Product	None
Manager/Communications Manager
Thomas M. McConnell	Senior Vice President/Senior 529	None
Plans Product Manager
Brian L. Murray, Jr.	Senior Vice President/Compliance	Senior Vice President/Chief
Compliance Officer
David P. O’Connor	Senior Vice President/Strategic	Senior Vice President/Strategic
	Investment Relationships and	Investment Relationships and
	Initiatives/General Counsel	Initiatives/General Counsel/Chief
Legal Officer
Daniel J. Perullo	Senior Vice President/Eastern	None
Director, Institutional Sales
Robert E. Powers	Senior Vice President/Senior	None
Domestic Sales Manager
Richard Salus	Senior Vice President/Controller/	Senior Vice President/Chief
	Treasurer/Financial Operations	Financial Officer
Principal
James L. Shields	Senior Vice President/Chief	None
Information Officer
Trevor M. Blum	Vice President/Senior Consultant	None
Relationship Manager
E. Zoe Bradley	Vice President/Product Management	None
Manager
Mel Carrozza	Vice President/Client Services	None
Anthony G. Ciavarelli	Vice President/Counsel/Assistant	Vice President/Associate General
	Secretary	Counsel/Assistant Secretary
David F. Connor	Vice President/Deputy General	Vice President/Deputy General
	Counsel/ Secretary	Counsel/Secretary
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation
Edward M. Grant	Vice President/Senior Domestic	None
Sales Manager
Audrey Kohart	Vice President/Financial Planning	Vice President/Financial Planning
	and Reporting	and Reporting
Marlene D. Petter	Vice President/Marketing	None
Communications
Christian Reimer	Vice President/529 Plans Product	None
Manager
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Michael T. Taggart	Vice President/Facilities &	None
Administrative Services
Molly Thompson	Vice President/Associate Product	None
Management Manager
Kathryn R. Williams	Vice President/Senior Counsel/	Vice President/Associate General
	Assistant Secretary	Counsel/Assistant Secretary

(b)(1)	Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

(b)(2)	Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

Name and Principal Business		Positions and Offices with
Address	Positions and Office with LFD	Registrant
Westley V. Thompson	President/Chief Executive Officer	None
David M. Kittredge	Senior Vice President	None
Terrance Mullen	Senior Vice President	None
Donald Roberson	Senior Vice President	None
Margaret Skinner	Senior Vice President	None
David L. Ahrendt[1]	Vice President	None
Patrick J. Caulfield[2]	Vice President/Chief Compliance	None
Officer
Phillip Cramer	Vice President	None
Frederick J. Crawford	Vice President/Treasurer	None
Daniel P. Hickey[2]	Vice President	None
Rochelle Krombolz	Vice President	None
William Lamoin	Vice President	None
Gregory Smith	Vice President	None
Michael S. Smith[3]	Vice President/Chief Financial	None
Officer/Chief Administrative Officer
Joyce L. Byrer	Secretary	None

[1] 1300 Clinton Street, Fort Wayne, IN 46802
[2] 350 Church Street, Hartford, CT 06103
[3] 1500 Market Street, Philadelphia, PA 19103

(c) Not applicable.

Item 28.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market Street, Philadelphia, PA 19103-7094 and 430 W. 7th Street, Kansas City, MO 64105.

Item 29.	Management Services. None.

Item 30.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 26th day of February, 2007.

DELAWARE GROUP ADVISER FUNDS

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	February 26, 2007
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	February 26, 2007
Thomas L. Bennett

John A. Fry	*	Trustee	February 26, 2007
John A. Fry

Anthony D. Knerr	*	Trustee	February 26, 2007
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	February 26, 2007
Lucinda S. Landreth

Ann R. Leven	*	Trustee	February 26, 2007
Ann R. Leven

Thomas F. Madison	*	Trustee	February 26, 2007
Thomas F. Madison

Janet L. Yeomans	*	Trustee	February 26, 2007
Janet L. Yeomans

J. Richard Zecher	*	Trustee	February 26, 2007
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	February 26, 2007
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group Adviser Funds)

Exhibit No.	Exhibit
EX-99.e.1.ii	Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Lincoln Financial Distributors, Inc. and Delaware Distributors, L.P. on behalf of the Registrant

EX-99.h.1.ii	Executed Schedule B (December 1, 2006) to the Shareholder Services Agreement

EX-99.h.2.i	Executed Amendment No. 32 (January 9, 2007) to Schedule A to the Delaware Investments Family of Funds Fund Accounting Agreement

EX-99.h.3	Form of Investment Advisory Expense Limitation Letter (February 2007) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant

EX-99.h.4	Form of Distribution Expense Limitation Letter (February 2007) between Delaware Distributors, L.P. and the Registrant

EX-99.j	Consent of Independent Registered Public Accounting Firm (February 2007)

EX-99.p.1	Code of Ethics for the Delaware Investments Family of Funds (February 2006)

EX-99.p.2	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2006)

EX-99.p.3	Code of Ethics for Lincoln Financial Distributors, Inc. (December 2005)

EX-99.q	Powers of Attorney (November 15, 2006)